UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/2013

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--14.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.2%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	375,000		374,682
AmeriCredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	144,580		144,720
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	226,758		227,272
					746,674
Casinos--.1%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	158,000	a	154,227
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	134,000	a	129,366
					283,593
Commercial Mortgage Pass-Through Ctfs.--.1%
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	80,000		82,855
WF-RBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	540,000		515,512
					598,367
Consumer Discretionary--.7%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	265,000		291,221
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	345,000		315,935
Comcast,
Gtd. Notes	3.13	7/15/22	615,000		595,027
Discovery Communications,
Gtd. Notes	3.70	6/1/15	390,000		407,192
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	440,000		443,374
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	565,000		534,869
Time Warner,
Gtd. Notes	4.00	1/15/22	350,000		356,408
					2,944,026
Consumer Staples--.3%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	305,000		282,569
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	150,000		140,489
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	375,000		414,671
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	290,000	a	297,622
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	330,000		311,085
					1,446,436
Energy--.1%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	290,000		302,630
Petrobras International Finance,

Gtd. Notes	5.38	1/27/21	125,000		126,014
					428,644
Financial--2.3%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	450,000		520,493
Bank of America,
Sub. Notes	5.49	3/15/19	970,000		1,083,963
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	370,000		373,330
Bear Stearns,
Sub. Notes	5.55	1/22/17	395,000		440,276
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	420,000		490,812
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	360,000		373,654
Citigroup,
Sub. Notes	5.00	9/15/14	415,000		428,155
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	195,000		227,187
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	320,000		334,809
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	270,000	b	255,825
General Electric Capital,
Sub. Notes	5.30	2/11/21	295,000		328,745
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	445,000		495,034
HSBC Finance,
Sub. Notes	6.68	1/15/21	582,000		678,512
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	115,000		125,611
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	330,000		404,250
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	345,000		435,414
Morgan Stanley,
Sub. Notes	4.88	11/1/22	625,000		643,136
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	385,000		388,805
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	395,000		422,878
Rabobank Nederland,
Gtd. Notes	4.50	1/11/21	440,000		469,274
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	445,000	a	434,190
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	450,000		516,334
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	335,000		346,763
					10,217,450
Foreign/Governmental--.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	315,000		352,800
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	185,000		198,413
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	330,000		363,903
					915,116

Health Care--.2%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	410,000		431,001
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	290,000		289,102
					720,103
Industrial--.1%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	575,000		553,199
Information Technology--.3%
Intel,
Sr. Unscd. Notes	2.70	12/15/22	575,000		534,729
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	520,000		608,388
					1,143,117
Materials--.1%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	365,000		355,241
Municipal Bonds--.6%
Chicago,
GO	7.78	1/1/35	340,000		378,148
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	750,000		716,603
Illinois,
GO	4.42	1/1/15	440,000		455,259
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	210,000		226,342
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	320,000		349,152
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	180,000		203,521
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	415,000		406,322
University of California Regents,
Medical Center Pooled Revenue
(Build America Bonds)	5.44	5/15/23	135,000		149,627
					2,884,974
Telecommunication Services--.4%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	450,000		473,106
Rogers Communications,
Gtd. Notes	6.38	3/1/14	380,000		385,401
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	495,000		526,452
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	475,000		507,875
					1,892,834
U.S. Government Agencies/Mortgage-Backed--4.1%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/28			749,130	c	751,390
3.00%, 9/1/27			134,207	c	136,092
3.00%, 7/1/28 - 11/1/42			2,057,848	c	2,061,110
3.50%, 6/1/43			1,110,798	c	1,119,290

4.00%, 4/1/24 - 6/1/26			834,436	c	886,582
4.50%, 5/1/39 - 11/1/41			2,332,405	c	2,505,946
5.00%, 7/1/40			725,359	c	786,196
5.50%, 12/1/37 - 12/1/38			691,774	c	751,975
Federal National Mortgage Association:
2.50%, 3/1/28			393,439	c	394,074
3.00%, 10/1/32 - 5/1/43			1,670,951	c	1,640,137
3.34%, 4/1/41			244,057	b,c	256,891
3.50%, 9/1/26 - 6/1/43			2,271,489	c	2,331,313
4.00%, 2/1/41 - 11/1/42			1,559,375	c	1,629,460
4.50%, 6/1/23 - 7/1/24			211,644	c	225,934
5.00%, 12/1/21 - 2/1/41			1,343,329	c	1,466,419
5.50%, 4/1/36 - 1/1/39			1,018,488	c	1,117,722
6.00%, 4/1/33 - 9/1/34			299,470	c	335,019
6.50%, 10/1/36			46,460	c	51,626
					18,447,176
U.S. Government Securities--4.5%
U.S. Treasury Inflation Protected Securities:
Notes 0.13%, 4/15/16			1,463,780	d	1,502,661
Notes 1.38%, 7/15/18			597,162	d,e	655,946
Notes 1.38%, 1/15/20			503,460	d,e	550,030
Notes 2.38%, 1/15/17			754,644	d,e	835,414
Notes 0.13%, 4/15/18			769,766	d	794,362
Notes 0.13%, 1/15/23			644,106	d	619,524
Notes 0.63%, 7/15/21			618,092	d	639,581
U.S. Treasury Notes:
0.25%, 1/15/15			340,000	e	340,305
0.25%, 8/15/15			2,045,000		2,045,319
0.25%, 9/15/15			770,000	e	769,940
0.25%, 9/30/15			145,000	e	144,997
0.25%, 12/15/15			715,000	e	714,469
0.25%, 4/15/16			530,000		528,572
0.38%, 4/15/15			865,000	e	867,196
0.38%, 2/15/16			255,000		255,269
0.38%, 3/15/16			345,000		345,256
0.50%, 6/15/16			465,000		466,126
0.63%, 8/15/16			405,000		406,709
0.63%, 10/15/16			135,000		135,406
0.63%, 9/30/17			515,000	e	509,267
0.63%, 4/30/18			315,000	e	307,900
0.75%, 10/31/17			650,000		644,820
0.88%, 9/15/16			1,120,000		1,132,118
0.88%, 12/31/16			475,000		478,896
0.88%, 1/31/18			250,000		248,174
1.00%, 5/31/18			675,000	e	669,595
1.25%, 4/30/19			595,000		586,168
1.25%, 10/31/19			25,000		24,332
1.38%, 9/30/18			785,000	e	787,392
1.38%, 2/28/19			220,000		219,149
1.50%, 6/30/16			150,000		154,201
1.50%, 7/31/16			510,000		524,085
1.75%, 7/31/15			750,000		768,867
2.25%, 7/31/18			180,000		188,311
2.63%, 1/31/18			330,000		351,244
					20,211,601
Utilities--.1%
Boston Gas,
Sr. Unscd. Notes	4.49	2/15/42	250,000	a	240,313

Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	280,000		289,254
					529,567
Total Bonds and Notes
(cost $63,473,148)					64,318,118

Common Stocks--18.9%			Shares		Value ($)
Consumer Discretionary--2.4%
CBS, Cl. B			14,360		840,922
Comcast, Cl. A			26,465		1,319,810
Gap			17,050		698,538
Hanesbrands			10,770		754,977
Home Depot			15,255		1,230,621
Las Vegas Sands			3,140		225,075
Lowe's			17,490		830,425
Macy's			3,595		191,470
PulteGroup			30,055		563,832
Starwood Hotels & Resorts
Worldwide			2,250	f	167,580
Target			12,565		803,280
Time Warner			2,250		147,847
Urban Outfitters			4,035	g	157,446
Walt Disney			17,945		1,265,840
Whirlpool			1,260		192,478
Wyndham Worldwide			10,770		772,317
Wynn Resorts			4,000		663,480
					10,825,938
Consumer Staples--2.2%
Altria Group			26,465		978,676
Archer-Daniels-Midland			10,310		414,977
Coca-Cola			4,035		162,167
CVS Caremark			15,705		1,051,607
Energizer Holdings			6,280		692,998
Green Mountain Coffee Roasters			8,970		604,399
Hershey			6,280		608,469
Hillshire Brands			17,050		569,811
Kroger			4,485		187,249
PepsiCo			15,255		1,288,437
Procter & Gamble			21,085		1,775,779
Tyson Foods, Cl. A			3,595		113,926
Wal-Mart Stores			16,145		1,307,906
					9,756,401
Energy--1.9%
Anadarko Petroleum			8,970		796,715
Chesapeake Energy			24,225		650,926
Chevron			3,820		467,721
ConocoPhillips			14,800		1,077,440
Denbury Resources			8,970	g	149,620
Ensco, Cl. A			2,690		158,925
EQT			6,315		537,470
Exxon Mobil			28,260		2,641,745
Marathon Petroleum			10,770		891,110
Phillips 66			13,005		905,278
Schlumberger			2,250		198,945
					8,475,895
Exchange-Traded Funds--.2%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust			4,765		862,465

Financial--2.7%
Bank of America	96,900		1,532,958
Berkshire Hathaway, Cl. B	14,445	g	1,683,276
Citigroup	12,620		667,850
Corrections Corporation of America	17,490	f	583,292
Franklin Resources	14,265		790,138
JPMorgan Chase & Co.	4,937		282,495
Moody's	2,250		167,917
Public Storage	4,400	f	671,880
Simon Property Group	5,115	f	766,483
SLM	27,365		729,277
State Street	10,770		782,010
T. Rowe Price Group	8,080		650,117
Travelers	8,970		813,938
Wells Fargo & Co.	32,305		1,422,066
XL Group	19,740		631,483
			12,175,180
Health Care--2.7%
Abbott Laboratories	25,120		959,333
AbbVie	7,175		347,629
Allergan	8,080		784,164
Amgen	9,510		1,084,901
Celgene	6,330	g	1,024,004
Covance	2,690	g	226,982
Eli Lilly & Co.	16,145		810,802
Johnson & Johnson	20,635		1,953,309
McKesson	1,345		223,122
Medtronic	16,145		925,431
Mettler-Toledo International	2,250	g	554,783
Pfizer	54,730		1,736,583
Sirona Dental Systems	2,250	g	154,755
Stryker	9,865		734,153
WellPoint	2,635		244,739
			11,764,690
Industrial--1.7%
AECOM Technology	17,945	g	521,482
AGCO	2,690		156,773
CSX	6,735		183,663
Emerson Electric	2,690		180,203
Fluor	3,140		244,323
General Electric	72,230		1,925,652
Honeywell International	2,690		238,092
Masco	9,440		211,645
Northrop Grumman	7,625		859,185
Oshkosh	11,220		546,975
Rockwell Automation	1,345		152,765
Tyco International	11,662		444,789
Union Pacific	6,150		996,546
Valmont Industries	4,440		642,512
			7,304,605
Information Technology--3.6%
Accenture, Cl. A	11,660		903,300
Apple	3,140		1,746,060
Cisco Systems	46,205		981,856
Google, Cl. A	2,105	g	2,230,437
Hewlett-Packard	35,445		969,421
Intel	6,735		160,562
International Business Machines	8,615		1,547,943

Intuit	8,970		665,843
Lam Research	3,140	g	163,625
MasterCard, Cl. A	1,390		1,057,526
Microsoft	16,600		632,958
NetApp	16,145		665,981
NeuStar, Cl. A	7,650	g	372,938
Oracle	38,575		1,361,312
SanDisk	10,770		733,976
Seagate Technology	14,360		704,214
Symantec	20,675		464,981
TE Connectivity	14,360		757,059
			16,119,992
Materials--.5%
Dow Chemical	4,035		157,607
LyondellBasell Industries, Cl. A	3,140		242,345
Monsanto	2,830		320,724
Packaging Corporation of America	11,220		687,337
PPG Industries	990		182,219
Scotts Miracle-Gro, Cl. A	10,830		634,421
			2,224,653
Telecommunication Services--.7%
AT&T	44,412		1,563,747
CenturyLink	8,520		261,564
Verizon Communications	26,915		1,335,522
			3,160,833
Utilities--.3%
Edison International	13,455		621,756
UGI	15,255		614,166
			1,235,922
Total Common Stocks
(cost $73,680,016)			83,906,574

Other Investment--65.3%
Registered Investment Companies:
Bonds and Notes--10.2%
BNY Mellon Intermediate Bond Fund,
Cl. M	1,067,522	h	13,696,303
BNY Mellon Short-Term U.S.
Government Securities Fund,
Cl. M	827,717	h	9,982,263
Dreyfus High Yield Fund, Cl. I	2,423,419	h	16,358,081
Dreyfus Inflation Adjusted
Securities Fund, Cl. I	423,210	h	5,349,376
			45,386,023
Domestic Common Stocks--31.8%
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,053,357	h	35,030,277
BNY Mellon Income Stock Fund, Cl.
M	2,366,397	h	21,794,514
BNY Mellon Mid Cap Multi-Strategy
Fund, Cl. M	1,732,137	h	25,549,014
BNY Mellon Small/Mid Cap Fund, Cl.
M	607,065	h	10,083,353
Dreyfus Institutional Preferred
Plus Money Market Fund	2,307,570	h	2,307,570
Dreyfus Select Managers Small Cap
Growth Fund, Cl. I	416,629	g,h	11,265,647
Dreyfus Select Managers Small Cap

Value Fund, Cl. I	580,141	h	15,402,753
Dreyfus U.S. Equity Fund, Cl. I	1,006,696	h	19,902,379
			141,335,507
Foreign Common Stocks--23.3%
ASG Global Alternatives Fund, Cl.
Y	987,931		11,795,897
BNY Mellon Emerging Markets Fund,
Cl. M	3,771,409	h	38,355,233
BNY Mellon International Fund, Cl.
M	911,796	h	11,397,455
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	273,144	h	3,810,361
Dreyfus Global Real Estate
Securities Fund, Cl. I	976,596	h	8,125,275
Dreyfus/Newton International
Equity Fund, Cl. I	254,922	h	5,233,545
Strategic Global Stock Fund, Cl. I	951,568	h	17,394,671
TCW Emerging Markets Income Fund,
Cl. I	917,967		7,701,741
			103,814,178
Total Other Investment
(cost $235,140,502)			290,535,708
Total Investments (cost $372,293,666)	98.6%		438,760,400
Cash and Receivables (Net)	1.4%		6,156,434
Net Assets	100.0%		444,916,834

ETF -- Exchange Traded Funds
GO -- General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $1,255,718 or .3% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Security, or portion thereof, on loan. At November 30, 2013, the value of the fund’s securities on loan was
$6,625,745 and the value of the collateral held by the fund was $6,985,161 consisting, of U.S. Government and Agency securities.
f	Investment in real estate investment trust.
g	Non-income producing security.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $66,466,734 of which $69,187,450 related to appreciated investment securities and $2,720,716 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	41.5
Mutual Funds: Foreign	23.3
Common Stocks	18.7
U.S. Government Agencies/Mortgage-Backed	8.6
Corporate Bonds	4.7
Municipal Bonds	.6
Money Market Investment	.5
Asset-Backed	.2

Exchange-Traded Funds	.2
Foreign/Governmental	.2
Commercial Mortgage-Backed	.1
98.6
† Based on net assets.
See notes to financial statements.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	746,674	-	746,674
Commercial Mortgage-Backed	-	598,367	-	598,367
Corporate Bonds+	-	20,514,210	-	20,514,210
Equity Securities - Domestic Common Stocks+	82,885,184	-	-	82,885,184
Equity Securities - Foreign Common Stocks+	158,925	-	-	158,925
Exchange-Traded Funds	862,465	-	-	862,465
Foreign Government	-	915,116	-	915,116
Municipal Bonds+	-	2,884,974	-	2,884,974
Mutual Funds	290,535,708	-	-	290,535,708
U.S. Government Agencies/Mortgage-Backed	-	18,447,176	-	18,447,176
U.S. Treasury	-	20,211,601	-	20,211,601

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.6%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.9%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	7,160,000		7,153,935
AmeriCredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	447,154		447,587
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	2,497,488		2,503,144
					10,104,666
Casinos--.3%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,043,000	a	1,018,093
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	753,000	a	745,899
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,243,000	a	1,200,017
					2,964,009
Commercial Mortgage Pass-Through Ctfs.--1.0%
Commercial Mortgage Asset Trust,
Ser. 1999-C1, Cl. D	7.08	1/17/32	749,567	b	752,201
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	730,000		731,685
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	1,110,000		1,149,616
WFRBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000		8,634,818
					11,268,320
Consumer Discretionary--5.4%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	5,054,000		5,554,078
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,112,665
Comcast,
Gtd. Notes	3.13	7/15/22	11,887,000		11,500,946
Discovery Communications,
Gtd. Notes	3.70	6/1/15	7,050,000		7,360,778
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	8,110,000		8,172,196
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	10,550,000		9,987,369
Time Warner,
Gtd. Notes	4.00	1/15/22	6,125,000		6,237,136
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	6,735,000		6,348,970
					61,274,138
Consumer Staples--1.9%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	6,160,000		5,706,975
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	2,795,000		2,617,775
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		7,784,762
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	5,610,000	a	5,757,442
					21,866,954
Energy--.7%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	5,565,000		5,807,367
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	2,500,000		2,520,272
					8,327,639
Financial--16.9%
American International Group,

Sr. Unscd. Notes	5.85	1/16/18	8,300,000		9,600,212
Bank of America,
Sub. Notes	5.49	3/15/19	19,975,000		22,321,823
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	6,655,000		6,714,895
Bear Stearns,
Sub. Notes	5.55	1/22/17	5,681,000		6,332,173
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000		9,185,188
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	7,185,000		7,457,505
Citigroup,
Sub. Notes	5.00	9/15/14	6,815,000		7,031,022
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000		3,652,469
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	6,225,000		6,513,074
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	4,930,000	b	4,671,175
General Electric Capital,
Sub. Notes	5.30	2/11/21	8,285,000		9,232,713
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		9,199,846
HSBC Finance,
Sub. Notes	6.68	1/15/21	10,510,000		12,252,852
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	4,055,000		4,429,163
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	3,863,000		4,732,175
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		8,664,104
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		11,823,405
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	7,340,000		7,412,549
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000		7,638,560
Rabobank Nederland,
Bank Gtd. Notes	4.50	1/11/21	8,060,000		8,596,240
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	a	8,347,182
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,782,000		10,076,537
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,630,000		6,862,799
					192,747,661
Foreign/Governmental--1.3%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000		6,692,000
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000		1,587,300
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		7,167,777
					15,447,077
Health Care--1.2%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000		8,362,471
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	5,500,000		5,482,977
					13,845,448
Industrial--.9%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	11,060,000		10,640,671
Information Technology--2.0%
Intel,
Sr. Unscd. Notes	2.70	12/15/22	10,900,000		10,136,597
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000		12,179,450

					22,316,047
Materials--.6%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	7,075,000		6,885,843
Municipal Bonds--4.4%
Chicago,
GO	7.78	1/1/35	6,460,000		7,184,812
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	14,000,000		13,376,580
Illinois,
GO	4.42	1/1/15	4,935,000		5,106,146
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	3,985,000		4,295,113
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	5,430,000		5,924,673
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,013,878
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	8,010,000		7,842,511
University of California Regents,
Medical Center Pooled Revenue
(Build America Bonds)	5.44	5/15/23	2,715,000		3,009,170
					50,752,883
Telecommunications--3.0%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,389,741
Rogers Communications,
Gtd. Notes	6.38	3/1/14	6,810,000		6,906,790
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000		9,991,958
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	8,490,000		9,077,601
					34,366,090
U.S. Government Agencies/Mortgage-Backed--29.0%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/28			13,069,490	c	13,108,930
3.00%, 9/1/27			2,351,426	c	2,384,455
3.00%, 7/1/28 - 11/1/42			34,769,349	c	34,904,792
3.50%, 6/1/43			18,788,361	c	18,931,988
4.00%, 4/1/24 - 6/1/26			14,929,161	c	15,862,004
4.50%, 5/1/39 - 11/1/41			41,343,833	c	44,374,876
5.00%, 12/1/39 - 7/1/40			13,349,345	c	14,492,651
5.50%, 12/1/37 - 12/1/38			5,859,077	c	6,366,235
Federal National Mortgage Association:
2.50%, 3/1/28			7,006,957	c	7,018,273
3.00%, 10/1/32 - 5/1/43			30,076,679	c	29,523,356
3.34%, 4/1/41			5,580,673	b,c	5,874,137
3.50%, 9/1/26 - 6/1/43			40,710,660	c	41,796,071
4.00%, 2/1/41 - 11/1/42			27,815,220	c	29,068,318
4.50%, 3/1/23 - 7/1/24			3,905,736	c	4,171,358
5.00%, 12/1/21 - 2/1/41			15,031,252	c	16,375,219
5.50%, 2/1/38 - 1/1/39			26,921,796	c	29,513,826
6.00%, 4/1/33 - 9/1/36			3,230,822	c	3,601,688
REMIC, Ser. 2011-8, Cl. PV,
4.00%, 1/25/30			3,777,000	c	3,904,283
Government National Mortgage Association I:
5.00%, 11/15/34 - 3/15/36			8,276,912		9,081,404
					330,353,864
U.S. Government Securities--28.6%
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/16			23,865,975	d	24,499,903
Notes, 1.38%, 7/15/18			13,550,160	d,e	14,884,011
Notes, 1.38%, 1/15/20			10,832,514	d,e	11,834,521

Notes, 2.38%, 1/15/17			15,214,774	d,e	16,843,226
Notes, 0.13%, 4/15/18			11,840,217	d	12,218,547
Notes, 0.13%, 1/15/23			12,238,012	d	11,770,961
Notes, 0.63%, 7/15/21			8,746,780	d,e	9,050,871
U.S. Treasury Notes:
0.25%, 8/15/15			41,950,000		41,956,544
0.25%, 9/15/15			22,000,000	e	21,998,284
0.25%, 9/30/15			2,500,000	e	2,499,950
0.25%, 12/15/15			14,250,000	e	14,239,427
0.25%, 4/15/16			12,000,000		11,967,660
0.38%, 4/15/15			11,730,000	e	11,759,782
0.38%, 3/15/16			27,500,000		27,520,405
0.63%, 10/15/16			2,500,000		2,507,520
0.63%, 9/30/17			4,530,000	e	4,479,568
0.88%, 9/15/16			24,500,000		24,765,090
0.88%, 12/31/16			6,500,000		6,553,320
1.25%, 4/30/19			1,500,000		1,477,734
1.38%, 9/30/18			16,470,000	e	16,520,184
1.50%, 7/31/16			12,995,000		13,353,883
1.75%, 7/31/15			15,250,000		15,633,629
2.63%, 1/31/18			6,970,000		7,418,694
					325,753,714
Utilities--.5%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	5,130,000		5,299,541
Total Bonds and Notes
(cost $1,108,116,685)					1,124,214,565

Other Investment--.8%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,854,160)			8,854,160	[f]	8,854,160
Total Investments (cost $1,116,970,845)			99.4%		1,133,068,725
Cash and Receivables (Net)			.6%		7,276,026
Net Assets			100.0%		1,140,344,751

GO- General Obligation
REMIC- Real Estate Mortgage Investment Conduit

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $17,068,633 or 1.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Security, or portion thereof, on loan. At November 30, 2013, the value of the fund’s securities on loan was
$98,072,512 and the value of the collateral held by the fund was $104,518,077, consisting of U.S. Government and
Agency securities.
f	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $16,097,880 of which $31,512,716 related to appreciated investment securities and $15,414,836 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	57.6
Corporate Bonds	33.4
Municipal Bonds	4.4
Foreign/Governmental	1.3
Commercial Mortgage-Backed	1.0
Asset-Backed	.9
Money Market Investment	.8
99.4

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	10,104,666	-	10,104,666
Commercial Mortgage-Backed	-	11,268,320	-	11,268,320
Corporate Bonds+	-	380,534,041	-	380,534,041
Foreign Government	-	15,447,077	-	15,447,077
Municipal Bonds	-	50,752,883	-	50,752,883
Mutual Funds	8,854,160	-	-	8,854,160
U.S. Government Agencies/Mortgage-Backed	-	330,353,864	-	330,353,864
U.S. Treasury	-	325,753,714	-	325,753,714

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
November 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.3%	Rate (%)	Date	Amount ($)		Value ($)
Automobiles & Components--1.9%
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	4,500,000		4,534,510
Nissan Motor Acceptance,
Unscd. Notes	0.95	9/26/16	6,000,000	a,b	6,012,810
					10,547,320
Banks--11.9%
American Express Centurion Bank,
Sr. Unscd. Notes	0.69	11/13/15	2,375,000	a	2,381,982
Bank of America,
Sr. Unscd. Notes	3.88	3/22/17	1,000,000		1,075,423
Bank of America,
Sub. Notes	5.49	3/15/19	4,450,000		4,972,822
Barclays Bank,
Sr. Unscd. Notes	2.75	2/23/15	4,500,000		4,613,823
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	5,250,000		5,297,250
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	5,000,000		5,856,575
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	2,000,000		2,214,424
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	2,750,000		3,185,567
Morgan Stanley,
Sub. Notes	4.88	11/1/22	6,000,000		6,174,102
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	5,000,000		5,323,420
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	6,000,000	b	5,854,248
Santander Issuances,
Bank Gtd. Notes	5.91	6/20/16	5,750,000	b	6,089,963
Societe Generale,
Bank Gtd. Notes	2.75	10/12/17	6,000,000	c	6,234,900
Wachovia,
Sub. Notes	5.25	8/1/14	1,860,000		1,917,175
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	1,000,000		1,107,954
Westpac Banking,
Sub. Notes	4.63	6/1/18	4,750,000		5,173,729
					67,473,357
Capital Goods--5.0%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	2,000,000		1,924,172
CRH America,
Gtd. Notes	4.13	1/15/16	250,000		265,393
CRH America,
Gtd. Notes	6.00	9/30/16	5,500,000		6,199,666
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,059,868
GATX,
Sr. Unscd. Notes	8.75	5/15/14	2,255,000		2,338,061
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,360,000		4,208,180
Textron,
Sr. Unscd. Notes	4.63	9/21/16	4,500,000		4,868,613
Valmont Industries,
Gtd. Notes	6.63	4/20/20	5,000,000		5,673,170
					28,537,123
Casinos--1.1%
International Game Technology,
Sr. Unscd. Notes	7.50	6/15/19	5,100,000		6,021,407

Commercial & Professional Services--1.0%
Republic Services,
Gtd. Notes	3.55	6/1/22	3,000,000		2,938,332
Waste Management,
Gtd. Notes	4.75	6/30/20	2,750,000		3,003,184
					5,941,516
Consumer Durables & Apparel--1.4%
Mattel,
Sr. Unscd. Notes	1.70	3/15/18	2,000,000		1,979,352
NVR,
Sr. Unscd. Notes	3.95	9/15/22	6,100,000		5,881,748
					7,861,100
Consumer Services--.8%
Brinker International,
Sr. Unscd. Notes	2.60	5/15/18	1,400,000		1,399,269
George Washington University,
Unscd. Notes	1.83	9/15/17	3,000,000		3,004,647
					4,403,916
Diversified Financials--11.6%
American Express,
Sr. Unscd. Notes	7.00	3/19/18	3,250,000		3,931,034
Bear Stearns,
Sub. Notes	5.55	1/22/17	4,800,000		5,350,190
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	b	3,132,576
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	b	2,369,802
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,736,000	b	5,548,198
Caterpillar Financial Services,
Sr. Unscd. Notes, Ser. G	1.25	11/6/17	3,355,000		3,329,200
Ford Motor Credit,
Sr. Unscd. Notes	4.25	2/3/17	5,500,000		5,954,492
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	6,250,000	a	5,921,875
HSBC Finance,
Sub. Notes	6.68	1/15/21	5,500,000		6,412,054
Hyundai Capital America,
Sr. Unscd. Notes	1.88	8/9/16	3,000,000	b	3,028,857
Jefferies Group,
Sr. Unscd. Notes	6.88	4/15/21	2,000,000		2,270,000
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	2,000,000		2,450,000
John Deere Capital,
Sr. Unscd. Notes	2.80	9/18/17	4,000,000		4,196,472
MassMutual Global Funding II,
Sr. Scd. Notes	2.00	4/5/17	600,000	b	608,499
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		4,994,000
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	4,500,000		4,544,478
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	1,750,000		1,811,448
					65,853,175
Energy--5.1%
Devon Energy,
Sr. Unscd. Notes	1.88	5/15/17	3,250,000		3,289,591
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	2,000,000		2,052,436
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	5,250,000		5,292,572
Pioneer Natural Resource,
Sr. Unscd. Notes	3.95	7/15/22	5,500,000		5,572,083
Rowan Companies,
Gtd. Notes	5.00	9/1/17	1,050,000		1,148,586
Rowan Companies,
Gtd. Notes	7.88	8/1/19	3,000,000		3,674,751
Schlumberger Investment,

Gtd. Notes	1.25	8/1/17	3,000,000	b	2,966,940
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	3,000,000		2,784,411
Weatherford International,
Gtd. Notes	5.13	9/15/20	2,252,000		2,412,642
					29,194,012
Food & Staples Retailing--.7%
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	4,225,000		3,982,836

Food, Beverage & Tobacco--4.1%
Anheuser-Busch InBev Finance,
Gtd. Notes	1.25	1/17/18	5,000,000		4,955,705
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	1,000,000		1,003,965
Campbell Soup,
Sr. Unscd. Notes	0.54	8/1/14	400,000	a	400,567
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	4,250,000		3,980,516
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	2,850,000		2,855,592
General Mills,
Sr. Unscd. Notes	0.54	1/29/16	2,000,000	a	2,003,410
Kraft Foods Group,
Sr. Unscd. Notes	1.63	6/4/15	3,500,000		3,552,255
Pernod-Ricard,
Sr. Unscd. Notes	5.75	4/7/21	4,000,000	b	4,445,092
					23,197,102
Foreign/Governmental--2.4%
North American Development Bank,
Sr. Unscd. Notes	2.30	10/10/18	3,000,000		3,010,788
Petroleos Mexicanos
Gtd. Notes	2.27	7/18/18	5,000,000	a	5,175,000
Spanish Government,
Sr. Unscd. Notes	4.00	3/6/18	5,500,000	b	5,688,650
					13,874,438
Health Care Equipment & Services--2.2%
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,598,270
UnitedHealth Group,
Sr. Unscd. Notes	1.40	10/15/17	3,000,000		2,999,724
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	5,000,000		5,047,000
					12,644,994
Insurance--3.5%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	4,750,000		5,494,097
Fidelity National Financial,
Sr. Unscd. Notes	5.50	9/1/22	5,075,000		5,345,655
MetLife,
Sr. Unscd. Notes	1.76	12/15/17	4,685,000	a	4,692,950
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,250,000		4,549,948
					20,082,650
Materials--2.1%
Allegheny Technologies,
Sr. Unscd. Notes	5.88	8/15/23	2,000,000		2,040,342
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,000,000		5,152,835
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	4,000,000		3,893,056
Vale Overseas,
Gtd. Notes	4.38	1/11/22	600,000	c	582,470
					11,668,703
Media--5.1%
21st Century Fox America,
Gtd. Notes	4.50	2/15/21	3,250,000		3,505,268
Comcast,

Gtd. Notes	3.13	7/15/22	5,000,000	4,837,615
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,982,000	6,775,704
Thomson Reuters,
Sr. Unscd. Notes	0.88	5/23/16	3,000,000	3,006,702
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	5,500,000	5,206,685
Time Warner,
Gtd. Notes	4.00	1/15/22	5,250,000	5,346,117
				28,678,091
Municipal Bonds--7.5%
Connecticut,
GO	2.55	10/15/22	3,035,000	2,888,501
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	7,500,000	7,166,025
Illinois,
GO	4.42	1/1/15	5,000,000	5,173,400
JobsOhio Beverage System,
Statewide Senior Lien Liquor
Profits Revenue	1.82	1/1/18	5,000,000	4,949,450
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.06	3/1/16	4,500,000	4,489,965
New Jersey Transportation Trust
Fund Authority, (Transportation
System)	1.76	12/15/18	5,000,000	4,876,600
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000	2,826,675
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	4,560,000	4,464,650
University of California Regents,
General Revenue	1.80	7/1/19	2,905,000	2,835,338
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	2,250,000	2,571,075
				42,241,679
Pharmaceuticals, Biotech & Life Sciences--2.3%
AbbVie,
Sr. Unscd. Notes	1.75	11/6/17	5,000,000	5,043,165
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000	3,588,928
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	1,750,000	2,035,273
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	2,320,000	2,202,190
				12,869,556
Real Estate--8.2%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	5,000,000	5,330,195
Camden Property Trust,
Sr. Unscd. Notes	5.00	6/15/15	1,170,000	1,240,104
CubeSmart,
Gtd. Notes	4.80	7/15/22	4,000,000	4,163,252
DDR,
Sr. Unscd. Notes	3.50	1/15/21	5,000,000	4,978,775
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,000,000	1,836,534
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	1,500,000	1,616,592
First Industrial,
Sr. Unscd. Notes	6.42	6/1/14	1,720,000	1,757,888
HCP,
Sr. Unscd. Notes	2.70	2/1/14	2,500,000	2,508,110
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	2,000,000	2,225,610
Liberty Property,

Sr. Unscd. Notes	6.63	10/1/17	2,500,000		2,892,415
ProLogis,
Gtd. Notes	2.75	2/15/19	3,000,000		3,029,670
Realty Income,
Sr. Unscd. Notes	4.65	8/1/23	3,000,000		3,072,093
UDR,
Gtd. Notes, Ser. 1	4.63	1/10/22	2,250,000		2,344,588
WEA Finance,
Gtd. Notes	7.13	4/15/18	5,500,000	b	6,584,941
Weingarten Realty Investors,
Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,786,646
					46,367,413
Retailing--.9%
Staples,
Sr. Unscd. Notes	4.38	1/12/23	5,500,000	c	5,299,129

Semiconductors & Semiconductor Equipment--1.2%
Intel,
Sr. Unscd. Notes	1.35	12/15/17	3,000,000		2,998,551
Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	4,000,000		3,988,476
					6,987,027
Software & Services--6.5%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	5,000,000		5,433,990
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	3,000,000		3,045,858
CA,
Sr. Unscd. Notes	2.88	8/15/18	3,000,000		3,034,557
eBay,
Sr. Unscd. Notes	1.35	7/15/17	2,000,000		2,008,994
Fidelity National Information Services,
Gtd. Notes	5.00	3/15/22	3,500,000		3,583,125
Fiserv,
Gtd. Notes	3.50	10/1/22	5,000,000		4,724,140
IBM,
Sr. Unscd. Notes	0.55	2/6/15	2,000,000		2,006,000
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	2,000,000		2,339,952
Symantec,
Sr. Unscd. Notes	2.75	6/15/17	4,500,000		4,607,019
Symantec,
Sr. Unscd. Notes	4.20	9/15/20	1,830,000		1,874,859
Total System Services,
Sr. Unscd. Notes	2.38	6/1/18	4,000,000		3,954,988
					36,613,482
Technology Hardware & Equipment--4.2%
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	3,500,000		3,562,531
Arrow Electronics,
Sr. Unscd. Notes	5.13	3/1/21	3,000,000		3,130,422
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	5,500,000		5,523,474
Jabil Circuit,
Sr. Unscd. Notes	5.63	12/15/20	4,737,000		5,021,220
NetApp,
Sr. Unscd. Notes	2.00	12/15/17	1,000,000		1,006,872
Seagate,
Gtd. Notes	7.00	11/1/21	5,000,000		5,562,500
					23,807,019
Telecommunication Services--4.6%
AT&T,
Sr. Unscd. Notes	1.70	6/1/17	1,750,000		1,756,375
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	2,000,000		2,102,692
British Telecommunications,
Sr. Unscd. Notes	2.00	6/22/15	3,000,000		3,056,580
CenturyLink,

Sr. Unscd. Notes, Ser. T	5.80	3/15/22	2,000,000		1,985,000
Centurylink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	500,000		512,187
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	6,000,000		6,381,240
Telefonos de Mexico,
Gtd. Notes	5.50	11/15/19	4,500,000		5,012,726
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	5,050,000		5,399,516
					26,206,316
Transportation--.4%
ERAC USA Finance,
Gtd. Notes	1.40	4/15/16	2,000,000	b	2,008,484

Utilities--2.6%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	4,000,000		4,010,904
CMS Energy,
Sr. Unscd. Notes	4.25	9/30/15	1,400,000		1,471,687
CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000	c	1,642,554
Dominion Resources,
Sr. Unscd. Notes	2.25	9/1/15	2,050,000		2,110,555
Duke Energy,
Sr. Unscd. Notes	1.63	8/15/17	2,000,000		2,012,374
Georgia Power,
Sr. Unscd. Notes	0.75	8/10/15	2,500,000		2,508,637
PSEG Power,
Gtd. Notes	2.75	9/15/16	1,000,000		1,041,213
					14,797,924
Total Bonds and Notes
(cost $562,198,297)					557,159,769

Other Investment--1.2%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,917,066)			6,917,066	[d]	6,917,066
Investment of Cash Collateral for
Securities Loaned--1.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,654,725)			8,654,725	[d]	8,654,725
Total Investments (cost $577,770,088)			101.0%		572,731,560
Liabilities, Less Cash and Receivables			(1.0%)		(5,810,244)
Net Assets			100.0%		566,921,316

GO- General Obligation

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $54,339,060 or 9.6% of net assets.
c	Security, or portion thereof, on loan. At November 30, 2013, the value of funds securities on loan was $8,943,158 and the value of the collateral held by the fund was $9,255,956, consisting of cash collateral of $8,654,725 and
U.S. Government & Agency securities valued at $601,231.
d	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized depreciation on investments was $5,038,528 of which $5,000,983 related to appreciated investment securities and $10,039,511 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	88.4
Municipal Bonds	7.5
Money Market Investments	2.7
Foreign/Governmental	2.4

101.0
† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	501,043,652	-	501,043,652
Municipal Bonds	-	42,241,679	-	42,241,679
Foreign Government	-	13,874,438	-	13,874,438
Mutual Funds	15,571,791	-	-	15,571,791

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2013 (Unaudited)

Common Stocks--95.5%	Shares		Value ($)
Brazil--10.8%
Ambev	1,280,000		9,645,582
Ambev, ADR	1,471,950		11,127,942
Arteris	1,302,100		10,805,045
Banco Santander Brasil, ADS	3,570,820		23,067,497
Brasil Insurance Participacoes e Administracao	679,143		5,647,281
Cia de Saneamento Basico do Estado de Sao Paulo	946,200		9,902,824
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	544,450		5,798,392
Diagnosticos da America	1,475,900		7,555,748
EDP - Energias do Brasil	2,863,500		14,769,858
Gerdau, ADR	671,750		5,199,345
Grupo BTG Pactual	759,500		9,120,182
Itau Unibanco Holding, ADR	1,370,054		19,276,660
JBS	2,175,700		7,829,444
Magnesita Refratarios	1,631,500		4,130,734
Petroleo Brasileiro	1,346,100		10,541,591
Petroleo Brasileiro, ADR	2,472,750		39,415,635
Rossi Residencial	3,366,071	a	3,085,956
Sul America	678,057		4,586,707
Telefonica Brasil, ADR	369,642		7,193,233
Vale, ADR	705,280		10,804,890
			219,504,546
Chile--.3%
Banco Santander Chile, ADR	287,710		6,433,196
China--17.5%
Air China, Cl. H	1,812,000		1,407,052
Anhui Conch Cement, Cl. H	6,731,000		26,263,971
Asia Cement China Holdings	2,023,500		1,247,632
Beijing Capital International Airport, Cl. H	11,906,000		9,275,947
China BlueChemical, Cl. H	6,078,000		4,123,841
China Communications Services, Cl. H	6,786,000		4,446,650
China Construction Bank, Cl. H	61,823,229		50,080,280
China Life Insurance, Cl. H	2,576,000		8,306,944
China Longyuan Power Group, Cl. H	5,988,000		7,700,738
China Machinery Engineering, Cl. H	1,872,000		1,436,740
China Petroleum & Chemical, Cl. H	14,075,400		12,091,784
China Railway Group, Cl. H	11,442,000		6,597,280
China Shenhua Energy, Cl. H	4,236,000		14,370,343
China Telecom, Cl. H	29,024,000		15,686,524
CNOOC	21,442,000		43,920,898
Dongfang Electric, Cl. H	3,746,000		6,329,866
Dongfeng Motor Group, Cl. H	5,634,000		8,953,297
Great Wall Motor, Cl. H	2,371,000		14,481,280
Guangzhou Automobile Group, Cl. H	2,303,254		3,060,092
Industrial & Commercial Bank of China, Cl. H	21,041,475		15,117,738
Lianhua Supermarket Holdings, Cl. H	9,867,000		7,496,453
Mindray Medical International, ADR	187,270		7,455,219
New China Life Insurance, Cl. H	462,200	a	1,651,449
Parkson Retail Group	27,882,000		8,559,656
PICC Property & Casualty, Cl. H	13,169,240		21,845,254
Sinotrans, Cl. H	23,814,600		7,526,010
Tencent Holdings	205,300		11,874,354
Weichai Power, Cl. H	2,657,000		11,755,500
Weiqiao Textile, Cl. H	4,318,900		2,740,903
WuXi PharmaTech, ADR	406,485	a	13,466,848
Zhejiang Expressway, Cl. H	7,816,000		7,279,091
			356,549,634
Czech Republic--.1%
Komercni Banka	12,047		2,766,559
Hong Kong--5.9%
China Mobile	192,200		2,070,119
China Mobile, ADR	241,000		13,071,840
China Overseas Land & Investment	3,322,000		10,326,950
China Power International Development	4,749,920		1,715,536
China Resources Power Holdings	6,760,000		16,358,179
COSCO Pacific	7,886,731		11,800,773
Global Bio-Chem Technology Group	41,575,920	a	3,378,608
Haier Electronics Group	3,347,000		7,883,370
iShares FTSE A50 China Index ETF	6,975,700		9,213,893

NWS Holdings	5,439,084		8,222,593
Shanghai Industrial Holdings	3,446,000		11,645,871
Sino Biopharmaceutical	5,528,000		4,356,770
SJM Holdings	4,432,000		14,206,319
Xinyi Glass Holdings	6,322,000		6,686,884
			120,937,705
Hungary--.8%
OTP Bank	138,800		2,808,252
Richter Gedeon	720,262		14,575,849
			17,384,101
India--10.5%
Bharat Heavy Electricals	3,102,620		7,762,756
Grasim Industries	37,070		1,577,566
Grasim Industries, GDR	86,670		3,679,575
HCL Technologies	1,097,260		19,069,041
Hindustan Petroleum	1,829,338		6,292,466
ICICI Bank	1,140,020		19,495,637
ICICI Bank, ADR	66,600		2,388,276
India Cements	8,926,423		8,592,164
Jubilant Life Sciences	1,445,682		3,219,181
Maruti Suzuki India	625,300		16,772,229
NMDC	3,971,925		8,421,828
Oil & Natural Gas	919,022		4,398,775
Oriental Bank of Commerce	1,042,683		3,093,510
Power Grid Corporation of India	4,830,810		7,351,737
Punjab National Bank	513,210		4,516,149
Reliance Industries	2,618,572		35,752,370
Rolta India	3,007,690		3,070,741
Sesa Sterlite	2,965,806		8,690,016
State Bank of India	279,938		8,150,635
State Bank of India, GDR	56,240	b	3,261,920
Steel Authority of India	6,951,992		7,570,540
Tata Consultancy Services	413,196		13,253,151
Tata Steel	1,140,160		7,309,139
Tech Mahindra	404,670		10,992,920
			214,682,322
Indonesia--.5%
Aneka Tambang Persero	7,568,000		797,131
Bank Negara Indonesia Persero	27,396,500		9,389,814
			10,186,945
Malaysia--1.2%
AMMB Holdings	3,180,200		7,301,731
CIMB Group Holdings	2,332,814		5,486,420
Genting	2,290,100		7,261,813
Malayan Banking	1,693,427		5,138,603
			25,188,567
Mexico--1.5%
Alpek	526,900		1,178,965
America Movil, ADR, Ser. L	210,610		4,894,576
Consorcio ARA	5,679,016	a	2,419,365
Grupo Financiero Banorte, Ser. O	2,294,000		15,690,775
Grupo Lala	2,620,700		5,792,044
			29,975,725
Peru--.3%
Credicorp	42,760		5,494,660
Philippines--.6%
Metropolitan Bank & Trust	6,290,532		11,287,751
Poland--.5%
Asseco Poland	187,451		3,097,217
Powszechna Kasa Oszczednosci Bank Polski	511,166		6,800,013
			9,897,230
Russia--8.1%
Gazprom, ADR	4,923,147		42,486,759
JKX Oil & Gas	1,483,440	a	1,759,845
Lukoil, ADR	363,640		22,545,680
Magnit	53,710	c	14,907,103
Mobile TeleSystems	1,069,080	c	10,126,582
Mobile Telesystems, ADR	764,070		16,106,596
Rosneft, GDR	1,892,327		13,586,908
Sberbank of Russia, ADR	1,174,280		14,631,529
Sberbank of Russia, ADR	791,140		9,954,557
Yandex, Cl. A	495,670	a	19,702,882
			165,808,441
South Africa--3.2%
AngloGold Ashanti	271,383		3,609,827

Barclays Africa Group	634,649		8,471,746
Bidvest Group	271,650		6,833,744
FirstRand	1,348,470		4,474,936
JD Group	1,708,949		4,777,157
MTN Group	959,499		18,673,419
Murray & Roberts Holdings	1,460,467	a	4,114,092
Standard Bank Group	555,872		6,582,677
Telkom	964,811	a	2,537,917
Tiger Brands	193,660		5,403,833
			65,479,348
South Korea--18.9%
BS Financial Group	416,510		6,415,112
DGB Financial Group	609,770		9,795,039
E-Mart	20,425		5,201,302
Hana Financial Group	654,210		24,541,375
Hite Jinro	303,732		7,275,448
Hyundai Development Co-Engineering & Construction	267,410		5,773,711
Hyundai Mobis	51,294		14,879,768
Hyundai Motor	210,688		50,168,550
KB Financial Group	415,338		15,580,571
KB Financial Group, ADR	158,300		5,901,424
Kia Motors	6,652		379,647
Korea Electric Power	301,985	a	9,131,173
Korea Electric Power, ADR	944,970		14,382,443
KT	55,830		1,780,462
KT, ADR	318,700		4,994,029
LG	97,926		5,783,214
LG Chem	33,186		9,109,452
LG Electronics	155,252		10,034,241
Mirae Asset Securities	189,988		6,355,074
NongShim	18,445		4,322,366
POSCO	25,111		7,770,814
POSCO, ADR	56,320		4,364,237
Samsung Electronics	61,023		86,146,047
Samsung Fire & Marine Insurance	33,280		8,191,855
Shinhan Financial Group	216,770		9,114,868
Shinsegae	43,731		10,599,075
SK Hynix	784,150	a	26,229,717
SK Telecom	42,816		9,143,358
SK Telecom, ADR	73,524		1,755,753
Sung Kwang Bend	255,014		6,662,702
Tongyang Life Insurance	377,285		4,010,636
			385,793,463
Taiwan--8.4%
Advanced Semiconductor Engineering	10,038,000		9,972,197
China Life Insurance	15,841,440		15,255,830
Compal Electronics	14,929,000		11,274,689
CTBC Financial Holding	4,826,643		3,155,895
Delta Electronics	541,000		2,888,356
E.Sun Financial Holding	10,706,000		7,180,986
First Financial Holding	18,922,240		11,477,131
Fubon Financial Holding	7,672,490		10,966,626
Hon Hai Precision Industry	5,255,402		13,851,502
Inventec	11,031,000		9,281,337
King Yuan Electronics	5,044,000		3,229,837
Mega Financial Holding	18,001,460		15,115,776
Nan Ya Printed Circuit Board	5,898,983	a	7,235,692
Powertech Technology	728,200		1,125,740
Shin Kong Financial Holding	9,608,000		3,311,536
Siliconware Precision Industries	3,291,000		3,892,174
Siliconware Precision Industries, ADR	532,880		3,122,677
Simplo Technology	1,054,000		4,683,416
Taiwan Semiconductor Manufacturing	1,947,517		6,909,822
Taiwan Semiconductor Manufacturing, ADR	953,487		16,905,325
Transcend Information	1,424,040		4,239,303
United Microelectronics	12,137,397		5,044,603
United Microelectronics, ADR	504,000		1,013,040
			171,133,490
Thailand--3.4%
Airports of Thailand	780,700		4,558,743
Bangkok Bank	3,260,800		19,243,899
Jasmine International	41,478,200		10,140,264
Kasikornbank	1,351,500		7,113,158
PTT	621,000		5,705,232
PTT Global Chemical	7,062,083		16,769,973

Siam Commercial Bank	1,126,900		5,509,913
			69,041,182
Turkey--2.3%
Asya Katilim Bankasi	10,198,419	a	10,041,738
Emlak Konut Gayrimenkul Yatirim Ortakligi	8,467,280		11,060,399
Enka Insaat ve Sanayi	2,651,360		8,789,546
Koza Altin Isletmeleri	276,810		4,423,920
Turkiye Garanti Bankasi	1,417,340		5,343,822
Turkiye Halk Bankasi	891,130		6,834,326
			46,493,751
United Arab Emirates--.2%
Emaar Properties	2,211,890		3,793,876
United States--.5%
iShares MSCI Emerging Markets ETF	237,840		10,072,524
Total Common Stocks
(cost $1,809,362,651)			1,947,905,016

Preferred Stocks--3.2%
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	775,600		4,469,024
Cia Brasileira de Distribuicao Grupo Pao de Acucar	508,800		23,743,637
Gerdau	227,300		1,759,585
Itau Unibanco Holding	1,500,720		21,048,976
Vale	1,030,200		14,418,607
Total Preferred Stocks
(cost $73,523,183)			65,439,829

	Number of
Rights--.0%	Rights		Value ($)
Taiwan
Mega Financial Holding
(cost $154,119)	1,433,139	[a]	162,229

Other Investment--.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $16,722,416)	16,722,416	[d]	16,722,416
Total Investments (cost $1,899,762,369)	99.5%		2,030,229,490
Cash and Receivables (Net)	.5%		10,335,393
Net Assets	100.0%		2,040,564,883

ADR - American Depository Receipts
ADS - American Depository Shares
ETF - Exchange-Traded Funds
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $3,261,920 or .2% of net assets.
c	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At November 30, 2013, the value of this security amounted to $25,033,685 or 1.2% of net assets.
d	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $130,467,121 of which $292,336,791 related to appreciated investment securities and $161,869,670 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	28.6
Information Technology	15.1
Energy	12.4
Consumer Discretionary	8.7
Materials	7.9
Industrial	7.1
Telecommunication Services	6.0
Consumer Staples	5.2
Utilities	4.3
Health Care	2.5
Exchange-Traded Funds	.9
Money Market Investment	.8
99.5

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Hong Kong Dollar,
Expiring
12/2/2013 a	7,439,455	959,606	959,614	8

Thai Baht,
Expiring:
12/2/2013 b	1,985,829	61,777	61,844	67
12/3/2013 b	7,947,080	247,572	247,495	(77)

Sales:		Proceeds ($)

Thai Baht,
Expiring:
12/2/2013 b	76,084	2,363	2,369	(6)
12/3/2013 b	12,419,335	386,293	386,774	(481)

Gross Unrealized Appreciation				75
Gross Unrealized Depreciation				(564)

Counterparties:

a	Citigroup
b	HSBC

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	1,903,584,914	25,033,685	-	1,928,618,599
Equity Securities - Foreign Preferred Stocks+	65,439,829	-	-	65,439,829
Exchange-Traded Funds	19,286,417	-	-	19,286,417
Mutual Funds	16,722,416	-	-	16,722,416
Rights+	162,229	-	-	162,229
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	75	-	75
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(564)	-	(564)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
November 30, 2013 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--6.9%
Harley-Davidson	318,800		21,365,976
Johnson Controls	401,155		20,262,339
			41,628,315
Banks--3.7%
Wells Fargo & Co.	513,110		22,587,102
Capital Goods--9.7%
Caterpillar	185,785		15,717,411
Dover	202,600		18,383,924
Eaton	341,930		24,844,634
			58,945,969
Consumer Services--3.2%
Las Vegas Sands	269,350		19,307,008
Diversified Financials--7.1%
IntercontinentalExchange Group	107,440		22,915,878
Invesco	579,930		20,210,561
			43,126,439
Energy--13.7%
Halliburton	291,745		15,369,127
Marathon Oil	404,000		14,560,160
National Oilwell Varco	224,700		18,313,050
Southwestern Energy	446,200	a	17,250,092
Valero Energy	386,700		17,679,924
			83,172,353
Food, Beverage & Tobacco--5.9%
PepsiCo	253,980		21,451,151
Philip Morris International	168,580		14,420,333
			35,871,484
Household & Personal Products--3.6%
Procter & Gamble	262,200		22,082,484
Insurance--4.5%
MetLife	520,600		27,170,114
Materials--2.7%
Celanese, Ser. A	291,170		16,343,372
Pharmaceuticals, Biotech & Life Sciences--14.1%
Amgen	149,000		16,997,920
Bristol-Myers Squibb	506,480		26,022,942
Shire, ADR	162,800		22,109,868
Teva Pharmaceutical Industries,
ADR	501,980		20,460,705
			85,591,435
Retailing--3.3%
Lowe's	419,080		19,897,918
Semiconductors & Semiconductor Equipment--2.5%
Avago Technologies	332,640		14,878,987
Software & Services--14.0%

Adobe Systems	323,050	a	18,342,779
Google, Cl. A	25,630	a	27,157,292
salesforce.com	377,550	a	19,666,580
Yahoo!	527,580	a	19,509,908
			84,676,559
Technology Hardware & Equipment--4.5%
Apple	49,176		27,345,298
Total Common Stocks
(cost $452,738,193)			602,624,837

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,325,122)	2,325,122	[b]	2,325,122
Total Investments (cost $455,063,315)	99.8%		604,949,959
Cash and Receivables (Net)	.2%		1,001,520
Net Assets	100.0%		605,951,479

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $149,886,644 of which $150,513,269 related to appreciated investment securities and $626,625 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	14.1
Software & Services	14.0
Energy	13.7
Capital Goods	9.7
Diversified Financials	7.1
Automobiles & Components	6.9
Food, Beverage & Tobacco	5.9
Insurance	4.5
Technology Hardware & Equipment	4.5
Banks	3.7
Household & Personal Products	3.6
Retailing	3.3
Consumer Services	3.2
Materials	2.7
Semiconductors & Semiconductor Equipment	2.5
Money Market Investment	.4
99.8

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	545,175,277	-	-	545,175,277
Equity Securities - Foreign Common Stocks+	57,449,560	-	-	57,449,560
Mutual Funds	2,325,122	-	-	2,325,122

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2013 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)
Automobiles & Components--.9%
Johnson Controls	208,210	10,516,687
Banks--7.0%
Fifth Third Bancorp	624,560	12,691,059
People's United Financial	929,410	14,071,267
U.S. Bancorp	1,018,530	39,946,747
Wells Fargo & Co.	254,450	11,200,889
		77,909,962
Capital Goods--7.7%
Eaton	290,400	21,100,464
General Electric	1,357,762	36,197,935
Honeywell International	325,550	28,814,431
		86,112,830
Commercial & Professional Services--1.0%
Pitney Bowes	471,290	10,919,789
Consumer Durables & Apparel--1.1%
Newell Rubbermaid	417,060	12,657,771
Consumer Services--1.1%
Carnival	323,650	11,687,002
Diversified Financials--6.8%
Invesco	827,709	28,845,659
JPMorgan Chase & Co.	810,519	46,377,897
		75,223,556
Energy--9.2%
BP, ADR	304,950	14,335,699
Chevron	133,190	16,307,784
Occidental Petroleum	504,900	47,945,304
Phillips 66	340,340	23,691,067
		102,279,854
Food, Beverage & Tobacco--11.1%
Coca-Cola Enterprises	512,900	21,511,026
Kraft Foods Group	341,843	18,158,700
Lorillard	404,970	20,787,110
PepsiCo	352,820	29,799,177
Philip Morris International	388,650	33,245,121
		123,501,134
Health Care Equipment & Services--3.9%
Baxter International	130,310	8,919,719
Cardinal Health	525,800	33,966,680
		42,886,399
Insurance--1.6%
MetLife	348,530	18,189,781
Materials--4.8%
Dow Chemical	468,440	18,297,266
LyondellBasell Industries, Cl. A	163,700	12,634,366
Martin Marietta Materials	130,560	12,606,874
PPG Industries	55,680	10,248,461
		53,786,967
Media--7.4%
Omnicom Group	180,760	12,915,302
Regal Entertainment Group, Cl. A	1,671,670	32,564,132
Time Warner	361,850	23,777,164
Viacom, Cl. B	169,020	13,550,333
		82,806,931
Pharmaceuticals, Biotech & Life Sciences--8.5%
AbbVie	558,930	27,080,158
Johnson & Johnson	184,470	17,461,930

Merck & Co.	400,820	19,972,861
Pfizer	956,408	30,346,826
		94,861,775
Retailing--2.9%
Best Buy	428,910	17,392,300
Kohl's	267,240	14,773,027
		32,165,327
Semiconductors & Semiconductor Equipment--5.1%
Microchip Technology	505,010	21,861,883
Texas Instruments	814,920	35,041,560
		56,903,443
Software & Services--1.3%
Microsoft	373,520	14,242,318
Technology Hardware & Equipment--3.5%
Cisco Systems	1,190,520	25,298,550
QUALCOMM	191,500	14,090,570
		39,389,120
Telecommunication Services--2.9%
Windstream Holdings	3,924,322	31,669,279
Utilities--9.7%
National Grid, ADR	378,290	23,968,454
NextEra Energy	400,860	33,908,747
NRG Energy	448,530	11,868,104
NRG Yield, Cl. A	1,041,698	37,657,383
		107,402,688
Total Common Stocks
(cost $874,353,397)		1,085,112,613

Preferred Stocks--1.8%
Automobiles & Components
General Motors,
Ser. B, Conv., Cum. $2.38
(cost $18,974,450)	393,200	20,230,140

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,041,255)	6,041,255 [a]	6,041,255
Total Investments (cost $899,369,102)	99.9%	1,111,384,008
Cash and Receivables (Net)	.1%	1,272,091
Net Assets	100.0%	1,112,656,099

ADR - American Depository Receipts

a	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $212,014,906 of which $218,119,293 related to appreciated investment securities and $6,104,387 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	11.1
Utilities	9.7
Energy	9.2
Pharmaceuticals, Biotech & Life Sciences	8.5
Capital Goods	7.7
Media	7.4
Banks	7.0
Diversified Financials	6.8
Semiconductors & Semiconductor Equipment	5.1
Materials	4.8
Health Care Equipment & Services	3.9

Technology Hardware & Equipment	3.5
Retailing	2.9
Telecommunication Services	2.9
Automobiles & Components	2.7
Insurance	1.6
Software & Services	1.3
Consumer Durables & Apparel	1.1
Consumer Services	1.1
Commercial & Professional Services	1.0
Money Market Investment	.6
99.9

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,046,808,460	-	-	1,046,808,460
Equity Securities - Foreign Common Stocks+	38,304,153	-	-	38,304,153
Mutual Funds	6,041,255	-	-	6,041,255
Preferred Stocks+	20,230,140	-	-	20,230,140

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate	Date	Amount ($)		Value ($)
Casinos--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	777,000	a	758,445
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	370,000	a	366,511
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	949,000	a	916,184
					2,041,140
Consumer Discretionary--5.8%
Discovery Communications,
Gtd. Notes	3.70	6/1/15	4,800,000		5,011,594
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	6,120,000		6,932,014
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	6,075,000		6,651,080
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,579,258
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,684,305
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	7,500,000		7,100,025
Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,535,479
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,401,061
					54,894,816
Consumer Staples--5.3%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	3,430,000		3,443,600
Coca-Cola,
Sr. Unscd. Notes	0.75	11/1/16	3,345,000		3,350,071
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	4,887,000		4,577,125
Diageo Capital,
Gtd. Notes	1.50	5/11/17	5,300,000		5,336,861
Dr. Pepper Snapple Group,
Gtd. Notes	2.60	1/15/19	6,145,000		6,214,887
Kroger,
Sr. Unscd. Notes	2.20	1/15/17	4,230,000		4,318,124
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		5,196,921
Mondelez International,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000		7,383,894
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	4,520,000	a	4,638,795
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	6,010,000		6,046,745
					50,507,023
Energy--1.6%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	6,250,000		6,595,737
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000		3,250,445
Petrobras International Finance,
Gtd. Notes	3.88	1/27/16	5,000,000		5,192,975
					15,039,157

Financial--17.3%
American Express Credit,
Sr. Unscd. Notes	2.75	9/15/15	5,010,000		5,197,429
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	5,925,000		6,853,163
Bank of America,
Sub. Notes	5.49	3/15/19	10,965,000		12,253,256
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	5,000,000		5,045,000
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	6,948,000		7,406,839
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000		5,036,337
Citigroup,
Sub. Notes	5.00	9/15/14	7,780,000		8,026,610
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,590,000		4,182,573
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	5,035,000		5,268,005
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	3,550,000	b	3,363,625
General Electric Capital,
Sub. Notes	5.30	2/11/21	2,765,000		3,081,286
Goldman Sachs Group,
Sr. Unscd. Notes	3.30	5/3/15	7,780,000		8,043,547
HSBC Finance,
Sub. Notes	6.68	1/15/21	9,502,000		11,077,698
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	6,515,000		7,980,875
John Deere Capital,
Sr. Unscd. Notes	1.25	12/2/14	3,000,000		3,026,376
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000		7,354,390
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000		5,087,952
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000		7,830,819
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	5,800,000		5,857,327
Private Export Funding,
Gov't Gtd. Notes, Ser. Z	4.38	3/15/19	1,065,000		1,196,974
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000		5,069,177
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	5,825,000		6,201,784
Royal Bank of Canada,
Covered Bonds	1.20	9/19/18	3,330,000		3,333,763
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	5,920,000		6,067,106
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	6,682,000		6,902,473
Societe Generale,
Bank Gtd. Notes	2.63	10/1/18	4,145,000		4,218,192
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	3,650,000		3,778,162
Wachovia,
Sub. Notes	5.25	8/1/14	6,210,000		6,400,889
					165,141,627
Foreign/Governmental--1.5%
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000		1,141,140
Province of Nova Scotia Canada,

Sr. Unscd. Bonds	5.13	1/26/17	5,430,000	6,143,790
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000	7,184,319
				14,469,249
Health Care--3.8%
AbbVie,
Sr. Unscd. Notes	1.20	11/6/15	6,440,000	6,503,408
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000	3,380,848
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000	7,082,749
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000	6,819,412
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000	4,872,944
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.20	3/1/16	7,090,000	7,407,894
				36,067,255
Industrial--.9%
ABB Finance USA,
Gtd. Notes	1.63	5/8/17	6,107,000	6,142,115
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,232,962
				8,375,077
Information Technology--3.6%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000	6,970,722
Apple,
Sr. Unscd. Notes	1.00	5/3/18	5,915,000	5,766,220
EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000	5,710,651
Intel,
Sr. Unscd. Notes	1.35	12/15/17	7,930,000	7,926,170
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	8,189,832
				34,563,595
Materials--.8%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	6,545,000	7,032,890
Municipal Bonds--4.3%
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000	3,637,365
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	11,000,000	10,510,170
Illinois,
GO	4.42	1/1/15	4,750,000	4,914,730
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	9,625,000	10,374,017
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	5,830,000	5,708,095
University of California Regents,
General Revenue	1.80	7/1/19	5,675,000	5,538,913
				40,683,290
Telecommunication Services--3.2%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	6,960,000	7,317,368
Rogers Communications,
Gtd. Notes	6.38	3/1/14	4,934,000	5,004,127
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000	11,242,754

Telefonica Emisiones,
Gtd. Notes	3.99	2/16/16	6,635,000		7,001,736
					30,565,985
U.S. Government Agencies--1.3%
Federal Home Loan Bank,
Bonds	0.63	12/28/16	5,585,000		5,588,932
Federal National Mortgage
Association, Notes	0.52	2/22/16	705,000	c	705,214
Federal National Mortgage
Association, Notes	0.75	12/19/14	1,000,000	c	1,006,132
Federal National Mortgage
Association, Notes	3.00	9/16/14	4,895,000	c	5,007,282
					12,307,560
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			12,109	c	12,164
Government National Mortgage Association I;
Ser. 2009-119, Cl. B 4.29%,
2/16/41			1,250,000		1,288,522
					1,300,686
U.S. Government Securities--48.1%
U.S. Treasury Bonds;
7.25%, 5/15/16			1,500,000		1,752,305
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/16			17,931,303	d	18,407,594
Notes, 0.13%, 4/15/17			18,178,511	d	18,771,439
Notes, 0.13%, 4/15/18			22,530,848	d	23,250,776
Notes, 0.63%, 7/15/21			7,354,775	d,e	7,610,471
Notes, 1.38%, 1/15/20			1,023,161	d,e	1,117,803
Notes, 1.38%, 7/15/18			8,468,850	d,e	9,302,507
Notes, 2.38%, 1/15/17			18,311,134	d,e	20,270,993
U.S. Treasury Notes:
0.25%, 12/15/14			1,250,000		1,251,440
0.25%, 1/15/15			1,250,000	e	1,251,123
0.25%, 5/15/15			5,825,000		5,828,868
0.25%, 7/31/15			14,750,000		14,754,602
0.25%, 9/15/15			11,375,000	e	11,374,113
0.25%, 12/15/15			26,655,000		26,635,222
0.38%, 11/15/14			16,250,000		16,283,638
0.38%, 8/31/15			12,500,000		12,528,075
0.50%, 6/15/16			16,450,000		16,489,842
0.63%, 7/15/14			20,110,000	e	20,172,059
0.63%, 7/15/16			16,500,000		16,579,283
0.63%, 8/15/16			3,000,000		3,012,657
0.63%, 5/31/17			7,325,000	e	7,284,368
0.63%, 9/30/17			13,415,000	e	13,265,651
0.63%, 4/30/18			5,715,000	e	5,586,190
0.75%, 6/15/14			4,810,000		4,826,344
0.88%, 12/31/16			7,500,000		7,561,523
0.88%, 1/31/17			20,940,000	e	21,093,783
0.88%, 2/28/17			20,600,000	e	20,731,160
1.00%, 9/30/16			6,250,000		6,336,425
1.25%, 4/15/14			4,000,000		4,016,796
1.25%, 4/30/19			3,980,000		3,920,921
1.50%, 6/30/16			12,150,000	e	12,490,297
1.75%, 7/31/15			2,280,000		2,337,356
2.13%, 11/30/14			17,075,000	e	17,407,826
2.13%, 2/29/16			21,200,000	e	22,052,961
2.38%, 9/30/14			17,930,000	e	18,259,535
2.38%, 10/31/14			18,250,000	e	18,619,271
2.50%, 3/31/15			1,250,000		1,288,110

2.50%, 4/30/15			3,000,000	e	3,097,500
2.63%, 1/31/18			7,315,000		7,785,903
3.25%, 7/31/16			7,135,000	e	7,662,876
4.50%, 11/15/15			6,070,000	e	6,570,302
					458,839,908
Utilities--.7%
Duke Energy Carolinas,
First Mortgage Bonds	1.75	12/15/16	3,010,000		3,089,307
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	3,655,000		3,775,794
					6,865,101
Total Bonds and Notes
(cost $925,649,631)					938,694,359

Other Investment--1.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,719,436)			9,719,436	[f]	9,719,436
Total Investments (cost $935,369,067)			99.5%		948,413,795
Cash and Receivables (Net)			.5%		4,826,016
Net Assets			100.0%		953,239,811

BAN - Bond Anticipation Notes
GO - General Obligation
REMIC - Real Estate Mortgage Investment Conduit

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $6,679,935 or .7% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Security, or portion thereof, on loan. At November 30, 2013, the value of the fund's securities on loan was
$173,300,033 and the value of the collateral held by the fund was $181,173,728, consisting of U.S. Government and
Agency securities.
f	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $13,044,728 of which $21,314,398 related to appreciated investment securities and $8,269,670 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	49.5
Corporate Bonds	43.2
Municipal Bonds	4.3
Foreign/Governmental	1.5
Money Market Investment	1.0
99.5

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	411,093,666	-	411,093,666
Foreign Government	-	14,469,249	-	14,469,249
Municipal Bonds	-	40,683,290	-	40,683,290
Mutual Funds	9,719,436	-	-	9,719,436
U.S. Government Agencies/Mortgage-Backed	-	13,608,246	-	13,608,246
U.S. Treasury	-	458,839,908	-	458,839,908

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2013 (Unaudited)

Common Stocks--96.8%	Shares		Value ($)
Automobiles & Components--5.2%
Bridgestone, ADR	30,448		555,980
Daimler	12,157		1,009,748
Denso, ADR	27,288		685,475
Fiat, ADR	21,195	a	169,136
Honda Motor, ADR	17,948		760,277
Nissan Motor, ADR	14,962		273,206
Toyota Motor, ADR	15,548		1,944,277
Volkswagen, ADR	10,750		559,323
			5,957,422
Banks--13.2%
Australia & New Zealand Banking
Group, ADR	36,898		1,071,149
Banco Bilbao Vizcaya Argentaria,
ADR	71,188		846,425
Banco Santander, ADR	110,294		986,029
Bank of Ireland, ADR	11,000	a	171,930
Bank of Yokohama, ADR	13,208		288,331
Barclays, ADR	41,305		734,403
BNP Paribas, ADR	20,711		778,734
Commerzbank, ADR	3,792		56,577
Commonwealth Bank of Australia,
ADR	6,823	b	1,455,671
Credit Agricole, ADR	22,091		137,848
Danske Bank, ADR	27,008	a	307,351
Erste Group Bank, ADR	11,283		198,581
Hachijuni Bank, ADR	2,799		165,974
Hang Seng Bank, ADR	24,669		400,131
HSBC Holdings, ADR	35,078		1,967,876
Intesa Sanpaolo, ADR	30,734		445,336
Lloyds Banking Group, ADR	139,680	a	712,368
Mitsubishi UFJ Financial Group,
ADR	72,092		467,877
National Australia Bank, ADR	32,103		1,010,281
Shinsei Bank, ADR	57,546		281,975
Shizuoka Bank, ADR	1,560		176,627
Societe Generale, ADR	40,745		468,160
Sumitomo Mitsui Financial Group,
ADR	13,296		133,093
Sumitomo Mitsui Trust Holdings,
ADR	8,240		40,706
United Overseas Bank, ADR	13,700		458,950
Westpac Banking, ADR	38,815		1,165,226
			14,927,609
Capital Goods--9.1%
ABB, ADR	372	a	9,505
Asahi Glass, ADR	38,076		244,829
Atlas Copco, Cl. A, ADR	13,747		384,091
Atlas Copco, Cl. B, ADR	17,820		450,490
BAE Systems, ADR	121		3,419
European Aeronautic Defence and
Space, ADR	31,572		562,613
Hutchison Whampoa, ADR	14,325		365,287
Invensys, ADR	22,472		184,237
ITOCHU, ADR	11,705		297,190

Kajima, ADR	7,417		277,508
Kawasaki Heavy Industries, ADR	17,754		294,006
Keppel, ADR	28,187		508,775
Komatsu, ADR	15,788		330,285
Kubota, ADR	6,271		537,989
Marubeni, ADR	4,423		323,587
Metso, ADR	9,062		366,014
Mitsubishi Electric, ADR	18,575		432,612
Mitsubishi, ADR	10,957		432,582
Mitsui & Co., ADR	811		225,369
Nidec, ADR	6,281		152,503
NSK, ADR	16,210		383,610
Rolls-Royce Holdings, ADR	8,097		821,441
Sandvik, ADR	34,476		484,388
Siemens, ADR	161		21,271
SKF, ADR	22,490		618,700
Sumitomo Electric Industries, ADR	2,702		421,540
Sumitomo, ADR	24,536		302,284
TOTO, ADR	16,445		482,990
Volvo, ADR	29,652		390,220
			10,309,335
Commercial & Professional Services--1.4%
Dai Nippon Printing, ADR	12,828		132,770
Experian, ADR	31,640		584,074
Secom, ADR	37,120		574,618
Toppan Printing, ADR	39,905		322,780
			1,614,242
Consumer Durables & Apparel--2.2%
Adidas, ADR	10,475		639,603
Casio Computer, ADR	2,290		259,594
Electrolux, Cl. B, ADR	6,467		314,490
LVMH Moet Hennessy Louis Vuitton,
ADR	19,319		730,451
Panasonic, ADR	17,520		201,130
Sega Sammy Holdings, ADR	37,384		250,473
Sharp, ADR	2,118		6,820
Sony, ADR	2,522		46,153
			2,448,714
Consumer Services--1.1%
Compass Group, ADR	35,621		541,795
InterContinental Hotels Group, ADR	5,257		163,756
Sodexo, ADR	4,962		499,177
			1,204,728
Diversified Financials--3.3%
Credit Suisse Group, ADR	16,875	a	504,562
Daiwa Securities Group, ADR	57,790		566,342
Deutsche Bank	12,683		608,277
ING Groep, ADR	43,569	a	565,526
Nomura Holdings, ADR	10,857		86,639
ORIX, ADR	5,179		474,500
UBS	47,851	a	909,169
			3,715,015
Energy--6.8%
BG Group, ADR	37,135		760,153
BP, ADR	29,195		1,372,457
ENI, ADR	18,275		874,641
Repsol, ADR	15,812		413,800
Royal Dutch Shell, Cl. A, ADR	25,045		1,670,501
Royal Dutch Shell, Cl. B, ADR	1,593		111,414
Statoil, ADR	8,955		201,846
Technip, ADR	14,012		351,421

Total, ADR	24,569		1,482,002
Woodside Petroleum, ADR	15,715		536,982
			7,775,217
Food & Staples Retailing--1.6%
Aeon, ADR	36,968		497,648
Delhaize Group, ADR	4,473		260,373
J. Sainsbury, ADR	13,245		354,436
Koninklijke Ahold, ADR	11,854		215,387
Tesco, ADR	31,021		532,631
			1,860,475
Food, Beverage & Tobacco--7.4%
Ajinomoto, ADR	21,230		304,650
Anheuser-Busch InBev, ADR	2,000		204,220
British American Tobacco, ADR	7,800		829,374
Coca-Cola Amatil, ADR	11,581		255,708
Coca-Cola HBC AG, ADR	3,685		103,548
Danone, ADR	31,852		465,995
Diageo, ADR	5,698		727,464
Heineken, ADR	11,309		385,626
Imperial Tobacco Group, ADR	5,587		426,959
Kirin Holdings, ADR	25,382		394,690
Nestle, ADR	31,905		2,332,575
Orkla, ADR	26,607		208,599
SABMiller, ADR	13,542		704,049
Unilever (NY Shares)	13,003		510,498
Unilever, ADR	7,390		299,295
Yamazaki Baking, ADR	2,023		208,496
			8,361,746
Health Care Equipment & Services--1.0%
Essilor International, ADR	9,284		488,617
Fresenius Medical Care & Co., ADR	8,450		294,398
Olympus, ADR	5,140	a	172,601
Smith & Nephew, ADR	2,393		160,044
			1,115,660
Household & Personal Products--1.7%
Henkel & Co., ADR	5,822		662,078
Kao, ADR	6,988		232,002
L'Oreal, ADR	19,014		637,920
Shiseido, ADR	4,862		83,043
Svenska Cellulosa, ADR	10,419		306,006
			1,921,049
Insurance--5.2%
Aegon (NY Shares)	41,900		372,072
Ageas, ADR	12,975		547,026
Allianz, ADR	69,670		1,215,741
AXA, ADR	28,100		738,468
Legal & General Group, ADR	41,000		729,800
MS&AD Insurance Group Holdings,
ADR	14,902		200,730
Prudential, ADR	21,350		912,499
Tokio Marine Holdings, ADR	13,055		436,168
Zurich Insurance Group, ADR	26,797	a	751,388
			5,903,892
Materials--8.1%
Air Liquide, ADR	23,061		642,710
Akzo Nobel, ADR	13,015		327,848
Alumina, ADR	8,220	a	30,332
Amcor, ADR	7,596		306,954
Anglo American, ADR	31,894		349,877
ArcelorMittal (NY Shares)	4,455		76,492
Asahi Kasei, ADR	17,985		284,703

BASF, ADR	10,546		1,127,789
BHP Billiton Ltd., ADR	9,704		662,007
BHP Billiton PLC, ADR	15,134		918,331
Boral, ADR	12,221		215,323
James Hardie Industries, ADR	5,924		339,978
Johnson Matthey, ADR	3,051		316,855
Kobe Steel, ADR	24,450	a	210,189
Koninklijke DSM, ADR	4,946		97,535
Lafarge, ADR	13,770		245,657
Newcrest Mining, ADR	12,139		86,672
Nippon Steel & Sumitomo Metal, ADR	14,082		455,271
Nitto Denko, ADR	8,620		220,327
Norsk Hydro, ADR	40,233		172,600
OJI Holdings ADR	200		9,417
Rexam, ADR	382		15,624
Rio Tinto, ADR	15,000		795,750
Stora Enso, ADR	2,684		26,491
Syngenta, ADR	8,195		642,570
Teijin, ADR	5,424		118,691
Toray Industries, ADR	3,528		252,248
UPM-Kymmene, ADR	14,622		242,725
			9,190,966
Media--1.7%
British Sky Broadcasting Group,
ADR	2,995		161,520
Pearson, ADR	1,012		22,375
Publicis Groupe, ADR	24,564		542,864
Reed Elsevier, ADR	6,531		379,451
Wolters Kluwer, ADR	7,972		224,810
WPP, ADR	5,529		612,392
			1,943,412
Pharmaceuticals, Biotech & Life Sciences--9.0%
AstraZeneca, ADR	8,312		475,363
Bayer, ADR	10,580		1,412,430
Eisai, ADR	11,123		434,641
Elan, ADR	15,218	a	275,141
GlaxoSmithKline, ADR	14,399		761,995
Novartis, ADR	25,237		1,996,751
Novo Nordisk, ADR	5,215		932,077
Roche Holding, ADR	30,816		2,158,661
Sanofi, ADR	27,039		1,428,470
Teva Pharmaceutical Industries,
ADR	6,900		281,244
			10,156,773
Real Estate--3.1%
British Land, ADR	12,476		127,006
CapitaLand, ADR	32,796		157,421
Cheung Kong Holdings, ADR	22,243		353,219
City Developments, ADR	27,591		219,655
Daiwa House Industry, ADR	2,061		402,122
Hysan Development, ADR	23,301		216,932
Lend Lease Group, ADR	31,616		319,262
Mitsubishi Estate, ADR	19,000		531,050
Sino Land, ADR	25,641		175,623
Sun Hung Kai Properties, ADR	26,037		336,138
Swire Pacific, Cl. A, ADR	14,906		179,528
Westfield Group, ADR	26,214		500,425
			3,518,381
Retailing--1.2%
Hennes & Mauritz, ADR	82,506		697,176
Kingfisher, ADR	32,128		398,066

Marui Group, ADR	15,401		316,851
			1,412,093
Semiconductors & Semiconductor Equipment--.3%
Advantest, ADR	27,445		353,766

Software & Services--1.7%
Computershare, ADR	17,042		170,590
Dassault Systemes, ADR	2,335		268,852
Fujitsu, ADR	9,602		223,343
NICE Systems, ADR	1,000		39,360
Sage Group, ADR	10,064		228,855
SAP, ADR	10,312		853,009
Trend Micro, ADR	4,337		170,227
			1,954,236
Technology Hardware & Equipment--2.1%
Canon, ADR	10,097		336,432
Ericsson, ADR	104		1,301
Fujifilm Holdings, ADR	9,819		268,942
Hitachi, ADR	7,435		548,331
Kyocera, ADR	7,424		392,952
Omron, ADR	9,660		397,762
Ricoh, ADR	4,031		233,113
TDK, ADR	4,571		213,557
			2,392,390
Telecommunication Services--5.2%
Alcatel-Lucent, ADR	15,300	a	65,943
BT Group, ADR	4,903	a	299,475
Deutsche Telekom, ADR	47,984		761,506
Koninklijke KPN, ADR	15,329		49,359
Nippon Telegraph & Telephone, ADR	682		17,207
NTT DOCOMO, ADR	1,465		23,543
Orange, ADR	11,452		148,647
Portugal Telecom, ADR	17,340		76,816
Singapore Telecommunications, ADR	17,960		534,669
Swisscom, ADR	7,236		370,338
Telecom Corp of New Zealand, ADR	7,128		65,934
Telecom Italia, ADR	22,896		220,717
Telecom Italia, Cl. A, ADR	3,370		25,781
Telefonica, ADR	40,428		664,232
Telenor, ADR	6,496		469,466
Telstra, ADR	17,148		394,404
Vodafone Group, ADR	46,824		1,736,702
			5,924,739
Transportation--1.8%
ANA Holdings, ADR	23,722		95,837
Deutsche Lufthansa, ADR	15,916	a	346,014
International Consolidated
Airlines Group, ADR	13,062	a	393,427
MTR, ADR	18,662		722,593
Nippon Yusen, ADR	60,373		376,728
Ryanair Holdings, ADR	209	a	10,037
TNT Express, ADR	12,309		112,627
			2,057,263
Utilities--3.4%
Centrica, ADR	26,440		586,439
CLP Holdings, ADR	22,613		184,296
E.ON, ADR	2,044		39,367
Enel, ADR	114,307		514,381
Energias de Portugal, ADR	8,130		308,680
GDF Suez, ADR	15,036		349,437
Hong Kong & China Gas, ADR	155,885		375,683

Iberdrola, ADR	20,277		517,672
National Grid, ADR	308		19,515
RWE, ADR	9,180		351,778
SSE, ADR	16,682		362,667
United Utilities Group, ADR	8,447		183,807
Veolia Environnement, ADR	977		15,730
			3,809,452
Total Common Stocks
(cost $125,333,996)			109,828,575
	Principal
Short-Term Investments--.2%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 12/5/13	70,000	[c]	70,000
0.05%, 3/13/14	80,000	[c]	79,985
0.08%, 3/27/14	45,000	[c]	44,989
Total Short-Term Investments
(cost $194,978)			194,974

Other Investment--2.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,794,250)	2,794,250	[d]	2,794,250
Total Investments (cost $128,323,224)	99.5%		112,817,799
Cash and Receivables (Net)	.5%		555,083
Net Assets	100.0%		113,372,882

ADR - American Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, this security was valued at $1,455,671 or 1.3% of net assets.
c Held by or on behalf of a counterparty for open financial futures contracts.
d Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized depreciation on investments was $15,505,425 of which $19,121,389 related to appreciated investment securities and $34,626,814 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.2
Capital Goods	9.1
Pharmaceuticals, Biotech & Life Sciences	9.0
Materials	8.1
Food, Beverage & Tobacco	7.4
Energy	6.8
Automobiles & Components	5.2
Insurance	5.2
Telecommunication Services	5.2
Utilities	3.4
Diversified Financials	3.3
Real Estate	3.1
Short-Term/Money Market Investments	2.7
Consumer Durables & Apparel	2.2
Technology Hardware & Equipment	2.1
Transportation	1.8
Household & Personal Products	1.7
Media	1.7
Software & Services	1.7
Food & Staples Retailing	1.6

Commercial & Professional Services	1.4
Retailing	1.2
Consumer Services	1.1
Health Care Equipment & Services	1.0
Semiconductors & Semiconductor Equipment	.3
99.5

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
November 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2013	($)
Financial Futures Long
MSCI EAFE Index	34	3,184,440	December 2013	(10,990)

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	109,828,575	-	-	109,828,575
Mutual Funds	2,794,250	-	-	2,794,250
U.S. Treasury	-	194,974	-	194,974
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(10,990)	-	-	(10,990)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2013 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)
Australia--14.1%
Australia & New Zealand Banking Group	70,300		2,041,298
Bendigo and Adelaide Bank	238,300		2,442,434
Commonwealth Bank of Australia	45,900		3,251,354
Metcash	258,200		716,830
National Australia Bank	73,000		2,297,779
Tabcorp Holdings	492,700		1,583,134
Tatts Group	1,724,900		4,851,576
Telstra	663,800		3,057,371
Westpac Banking	121,500		3,636,374
			23,878,150
Belgium--.7%
Belgacom	40,000		1,188,684
Brazil--2.7%
Banco do Brasil	150,000		1,641,212
Cielo	99,848		2,889,892
			4,531,104
Canada--1.3%
Potash Corporation of Saskatchewan	70,000		2,216,178
China--3.9%
Bank of China, Cl. H	3,327,500		1,609,551
Bosideng International Holdings	4,791,100		1,007,345
Guangzhou R&F Properties, Cl. H	1,749,300		2,811,498
Jiangsu Expressway, Cl. H	47,300		62,721
Zhejiang Expressway, Cl. H	1,280,700		1,192,724
			6,683,839
France--5.1%
GDF Suez	65,000		1,507,664
Neopost	49,400		3,859,018
Total	54,100		3,278,242
			8,644,924
Germany--4.2%
Deutsche Telekom	36,700		582,710
Muenchener Rueckversicherungs	8,350		1,826,711
ProSiebenSat.1 Media	105,550		4,749,420
			7,158,841
Hong Kong--3.4%
Hang Seng Bank	142,200		2,320,308
NWS Holdings	445,000		672,733
Shougang Fushan Resources Group	7,807,700		2,739,350
			5,732,391
Israel--1.5%
Bezeq The Israeli Telecommunication	1,518,100		2,538,787
Italy--.1%
Enel	24,700		112,367
STMicroelectronics	13,050	a	102,671
			215,038
Japan--5.9%
Aozora Bank	1,646,000		4,739,812
Dai Nippon Printing	174,300		1,796,679
Daito Trust Construction	9,000		853,922
Eisai	8,000		312,363
NTT DoCoMo	53,000		853,629
Sumitomo	66,000		816,262
Takeda Pharmaceutical	5,000		242,813

TonenGeneral Sekiyu	35,000	338,230
		9,953,710
Netherlands--4.4%
Corio	46,249	2,005,963
Ziggo	127,400	5,459,951
		7,465,914
New Zealand--1.2%
Telecom Corporation of New Zealand	1,114,500	2,085,415
Norway--3.8%
Seadrill	151,800	6,466,586
Poland--2.1%
KGHM Polska Miedz	25,200	964,969
PGE	99,700	603,363
Synthos	1,095,000	1,911,551
		3,479,883
Portugal--.5%
Portugal Telecom	188,700	847,937
South Africa--5.1%
Kumba Iron Ore	69,400	2,710,403
MMI Holdings	948,000	2,416,466
Vodacom Group	288,200	3,445,982
		8,572,851
Spain--5.7%
ACS Actividades de Construccion y Servicios	64,200	2,074,457
Banco Santander	250,000	2,222,668
Ferrovial	223,900	4,238,018
Red Electrica	17,000	1,089,844
		9,624,987
Sweden--1.3%
Ratos, Cl. B	21,400	191,510
Skanska, Cl. B	104,400	1,989,526
		2,181,036
Taiwan--.2%
Compal Electronics	129,000	97,423
Farglory Land Development	112,000	199,067
		296,490
Thailand--1.6%
Advanced Info Service	374,700	2,660,592
Turkey--5.4%
Ford Otomotiv Sanayi	454,200	5,843,101
Tupras Turkiye Petrol Rafinerileri	97,100	2,205,235
Turk Telekomunikasyon	337,900	1,096,769
		9,145,105
United Kingdom--23.6%
AstraZeneca	63,300	3,639,235
Aviva	141,300	992,589
BAE Systems	380,500	2,661,066
BP	213,400	1,683,092
British American Tobacco	146,424	7,813,209
GlaxoSmithKline	54,400	1,440,715
HSBC Holdings	225,300	2,513,902
ICAP	118,900	805,663
Legal & General Group	795,300	2,783,609
Marks & Spencer Group	13,000	103,595
National Grid	179,000	2,269,975
Resolution	397,300	2,224,017
Royal Dutch Shell, Cl. A	58,977	1,976,419
Royal Dutch Shell, Cl. B	9,600	336,871
RSA Insurance Group	1,139,000	1,983,041
SSE	108,800	2,362,469

Standard Life	483,500	2,780,127
Vodafone Group	424,200	1,574,273
		39,943,867
Total Common Stocks
(cost $149,077,506)		165,512,309

Preferred Stocks--.7%
Brazil
AES Tiete
(cost $1,676,743)	131,600	1,119,664

	Number of
Rights--.0%	Rights	Value ($)
Taiwan
Farglory Land Development
(cost $11,812)	7,433 [a]	653

Other Investment--.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $755,963)	755,963 [b]	755,963

Total Investments (cost $151,522,024)	98.9%	167,388,589
Cash and Receivables (Net)	1.1%	1,812,956
Net Assets	100.0%	169,201,545

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciated on investments was $15,866,565 of which $19,978,784 related to appreciated investment securities and $4,112,219 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	29.9
Telecommunication Services	15.0
Industrial	11.5
Consumer Discretionary	10.7
Energy	9.6
Materials	6.2
Utilities	5.4
Consumer Staples	5.0
Health Care	3.3
Information Technology	1.8
Money Market Investment	.5
98.9

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	165,512,309	-	-	165,512,309
Equity Securities - Foreign Preferred Stocks+	1,119,664	-	-	1,119,664
Mutual Funds	755,963	-	-	755,963
Rights+	653	-	-	653

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2013 (Unaudited)

Common Stocks--96.5%	Shares		Value ($)
Australia--4.7%
Australia & New Zealand Banking Group	120,918		3,511,091
Dexus Property Group	2,393,860		2,277,065
Fortescue Metals Group	385,550		1,993,377
Insurance Australia Group	291,560		1,605,624
Metcash	729,550		2,025,421
QBE Insurance Group	347,627		4,952,087
Rio Tinto	36,991		2,224,309
Spark Infrastructure Group	1,756,360		2,597,929
Westfield Group	266,020		2,518,303
Westpac Banking	130,230		3,897,654
			27,602,860
Austria--.3%
Erste Group Bank	53,290		1,876,164
Belgium--.2%
Bpost	43,940		934,398
China--.2%
FIH Mobile	2,809,000	a	1,409,473
Denmark--.6%
Carlsberg, Cl. B	32,320		3,541,265
Finland--.5%
Sampo, Cl. A	57,440		2,678,671
France--11.9%
Alstom	90,296		3,315,827
BNP Paribas	124,070		9,314,438
Bouygues	43,050		1,623,866
Cap Gemini	30,080		1,961,899
Carrefour	144,459		5,684,611
Cie de St-Gobain	45,485		2,419,060
Danone	27,240		1,979,503
Electricite de France	75,601		2,814,723
Fonciere Des Regions	22,890		1,947,053
GDF Suez	178,122		4,131,509
Orange	374,070		4,887,196
Sanofi	131,299		13,887,428
Schneider Electric	32,600		2,760,152
Societe Generale	96,440		5,547,718
Total	131,132		7,946,071
			70,221,054
Germany--8.3%
Aixtron	191,023	a	2,652,737
Allianz	26,940		4,680,108
Bayer	54,250		7,238,837
Continental	13,720		2,865,402
Daimler	49,491		4,102,170
Deutsche Bank	118,988		5,738,082

Deutsche Lufthansa	156,230	a	3,393,397
Deutsche Telekom	98,470		1,563,472
E.ON	97,370		1,873,467
Fresenius & Co.	8,310		1,176,593
Muenchener Rueckversicherungs	12,500		2,734,598
Siemens	83,800		11,067,967
			49,086,830
Hong Kong--3.0%
BOC Hong Kong Holdings	696,000		2,352,155
Cheung Kong Holdings	136,000		2,150,725
Esprit Holdings	1,626,431		3,390,255
Pacific Basin Shipping	1,289,000		924,449
Sino Land	1,016,000		1,391,790
SJM Holdings	1,437,000		4,606,155
Yue Yuen Industrial Holdings	827,000		2,586,858
			17,402,387
Ireland--1.4%
CRH	85,131		2,163,344
CRH	108,470		2,750,292
Smurfit Kappa Group	131,670		3,130,996
			8,044,632
Israel--.9%
Teva Pharmaceutical Industries, ADR	126,572		5,159,075
Italy--3.4%
Assicurazioni Generali	114,110		2,617,301
Enel	761,050		3,462,232
Eni	131,830		3,172,418
Finmeccanica	266,911	a	1,943,967
Saras	2,336,557	a	2,827,274
Telecom Italia	6,206,150		6,054,863
			20,078,055
Japan--21.0%
Aisin Seiki	65,400		2,630,172
Ajinomoto	137,000		1,952,462
Asahi Glass	295,000		1,903,412
Daito Trust Construction	23,900		2,267,636
East Japan Railway	26,900		2,203,046
Fuji Heavy Industries	56,000		1,580,868
Fujitsu	1,114,000	a	5,186,959
Hitachi	677,000		4,989,360
INPEX	603,000		6,992,669
Isuzu Motors	368,000		2,349,280
ITOCHU	146,900		1,852,651
Japan Tobacco	112,300		3,792,845
Kao	40,900		1,343,438
KDDI	100,200		6,289,092
Matsumotokiyoshi Holdings	73,600		2,252,291
Mitsubishi	97,700		1,921,670
Mitsubishi Electric	162,000		1,870,721
Mitsubishi UFJ Financial Group	1,272,700		8,186,923
Nihon Kohden	36,800		1,366,821
Nippon Express	677,000		3,489,248

Nippon Shokubai	346,000		4,039,397
Nippon Telegraph & Telephone	48,500		2,433,403
Nippon Telegraph & Telephone, ADR	8,760		221,015
Nitto Denko	20,300		1,032,388
Nomura Real Estate Holdings	85,300		2,009,998
Omron	52,400		2,155,947
Ricoh	325,800		3,736,786
Seven & I Holdings	93,700		3,448,182
Shimamura	24,500		2,513,495
Shin-Etsu Chemical	39,200		2,265,254
Sumitomo Electric Industries	197,400		3,077,239
Sumitomo Metal Mining	131,000		1,742,916
Sumitomo Mitsui Financial Group	194,500		9,625,799
Sumitomo Mitsui Trust Holdings	460,860		2,262,800
Taiyo Nippon Sanso	549,000		3,638,743
Tokyo Electron	67,900		3,678,510
Toyota Motor	122,300		7,616,516
Yamada Denki	795,200		2,771,110
Yamaha Motor	75,300		1,201,037
			123,892,099
Netherlands--4.3%
Aegon	261,368		2,322,316
ING Groep	451,110	a	5,858,778
Koninklijke Philips	273,077		9,775,544
NXP Semiconductors	71,390	a	3,034,075
SBM Offshore	123,670	a	2,473,602
Unilever	53,340		2,101,883
			25,566,198
Norway--.8%
DNB	159,060		2,814,187
Norsk Hydro	417,992		1,786,078
			4,600,265
Singapore--.8%
DBS Group Holdings	147,656		2,021,540
United Overseas Bank	173,000		2,884,138
			4,905,678
Spain--.5%
ACS Actividades de Construccion y Servicios	61,460		1,985,921
Banco Bilbao Vizcaya Argentaria	59,068		705,824
			2,691,745
Sweden--3.2%
Electrolux, Ser. B	92,960		2,261,873
Ericsson, Cl. B	700,559		8,725,814
Nordea Bank	259,630		3,354,546
Svenska Cellulosa, Cl. B	165,069		4,819,184
			19,161,417
Switzerland--8.2%
ABB	134,810	a	3,449,078
Adecco	55,750	a	4,293,193
Cie Financiere Richemont	22,780		2,314,693
Clariant	95,660	a	1,675,950
Credit Suisse Group	115,800	a	3,446,915

Novartis	225,249		17,805,705
Roche Holding	21,935		6,115,373
Swiss Life Holding	12,980	a	2,686,505
UBS	178,549	a	3,403,935
Zurich Insurance Group	10,250	a	2,859,913
			48,051,260
United Kingdom--21.7%
Anglo American	125,637		2,773,294
ArcelorMittal	108,510		1,869,591
AZ Electronic Materials	409,501		1,849,398
Barclays	2,121,116		9,430,190
Barratt Developments	262,690		1,415,043
BHP Billiton	111,920		3,404,501
BP	797,340		6,288,644
Compass Group	143,750		2,166,376
Diageo	110,750		3,526,574
Direct Line Insurance Group	373,739		1,438,375
Drax Group	228,730		2,588,104
eSure Group	769,550		3,198,431
Experian	118,630		2,187,685
GlaxoSmithKline	104,630		2,770,992
Home Retail Group	821,273		2,565,428
HSBC Holdings	889,782		9,928,204
ITV	867,180		2,696,058
Kingfisher	525,880		3,234,636
Prudential	233,010		4,983,294
Reckitt Benckiser Group	32,370		2,600,172
Resolution	366,653		2,052,460
Rio Tinto	76,307		4,072,379
Rolls-Royce Holdings	128,250	a	2,591,736
Royal Dutch Shell, Cl. A	286,733		9,608,908
Royal Dutch Shell, Cl. B	126,080		4,424,240
Royal Mail	371,940		3,377,787
SABMiller	42,890		2,212,822
Serco Group	306,110		2,281,562
Shire	66,010		2,994,121
Standard Chartered	86,861		2,058,779
Tesco	463,600		2,639,530
Unilever	229,112		9,256,255
Vodafone Group	998,942		3,707,232
Whitbread	19,630		1,145,750
William Hill	220,110		1,388,811
WPP	131,990		2,917,849
			127,645,211
United States--.6%
iShares MSCI EAFE ETF	50,360		3,335,846
Total Common Stocks
(cost $542,976,839)			567,884,583

Preferred Stocks--1.2%
Germany;
Volkswagen

(cost $6,176,525)	26,300	6,979,360

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,696,985)	7,696,985 [b]	7,696,985
Total Investments (cost $556,850,349)	99.0%	582,560,928
Cash and Receivables (Net)	1.0%	6,125,536
Net Assets	100.0%	588,686,464

ADR - American Depository Receipts
ETF -- Exchange Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $25,710,579 of which $68,520,370 related to appreciated investment securities and $42,809,791 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.8
Industrial	11.3
Consumer Discretionary	11.2
Health Care	9.9
Consumer Staples	9.0
Information Technology	8.0
Energy	7.4
Materials	7.2
Telecommunication Services	4.3
Utilities	3.0
Money Market Investment	1.3
Exchange-Traded Fund	.6
99.0

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foregin Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Japanese Yen,
Expiring:
12/2/2013 a	11,746,443	114,797	114,661	(136)
12/3/2013 a	104,565,756	1,021,918	1,020,701	(1,217)

Sales:		Proceeds ($)

British Pound,
Expiring:
12/2/2013 b	369,416	603,456	604,480	(1,024)

Euro,
Expiring:
12/2/2013 c	201,378	273,912	273,634	278

Japanese Yen,
Expiring:
12/3/2013 a	71,115,361	695,009	694,181	828

Swiss Franc,
Expiring:
12/2/2013 d	249,823	276,298	275,621	677
12/3/2013 d	229,410	253,724	253,100	624

Gross Unrealized Appreciation				2,407
Gross Unrealized Depreciation				(2,377)

Counterparties:

a	JP Morgan Chase
b	Barclays Bank
c	UBS
d	Goldman Sachs International

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	564,548,737	-	-	564,548,737
Equity Securities - Foreign Preferred Stocks+	6,979,360	-	-	6,979,360
Exchange-Traded Funds	3,335,846	-	-	3,335,846
Mutual Funds	7,696,985	-	-	7,696,985
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,407	-	2,407
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,377)	-	(2,377)

+ See Statement of Investments for additional detailed categorizations.
++Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2013 (Unaudited)

Common Stocks--50.5%	Shares		Value ($)
Automobiles & Components--1.8%
Harley-Davidson	31,030		2,079,631
Johnson Controls	41,529		2,097,630
			4,177,261
Banks--1.0%
Wells Fargo & Co.	50,570		2,226,091
Capital Goods--6.7%
Boeing	11,101		1,490,309
Caterpillar	19,090		1,615,014
Donaldson	31,734		1,324,260
Dover	20,010		1,815,707
Eaton	34,210		2,485,699
Emerson Electric	17,580		1,177,684
Flowserve	24,440		1,744,527
MSC Industrial Direct, Cl. A	12,096		929,578
Precision Castparts	5,942		1,535,710
Rockwell Collins	13,088		951,890
W.W. Grainger	2,277		587,284
			15,657,662
Consumer Durables & Apparel--1.0%
Coach	14,480		838,392
NIKE, Cl. B	20,348		1,610,341
			2,448,733
Consumer Services--2.0%
Las Vegas Sands	26,330		1,887,334
McDonald's	10,779		1,049,551
Panera Bread, Cl. A	3,024	a	534,915
Starbucks	15,121		1,231,757
			4,703,557
Diversified Financials--1.8%
IntercontinentalExchange Group	10,243	a	2,184,729
Invesco	58,743		2,047,194
			4,231,923
Energy--5.9%
Apache	8,999		823,319
EOG Resources	8,575		1,414,875
FMC	16,700		1,216,762
Halliburton	28,771		1,515,656
Marathon Oil	40,240		1,450,250
National Oilwell Varco	21,300		1,735,950
Occidental Petroleum	9,601		911,711
Schlumberger	14,232		1,258,393
Southwestern Energy	42,605	a	1,647,109
Valero Energy	37,655		1,721,587
			13,695,612
Food & Staples Retailing--.5%

Wal-Mart Stores	14,626		1,184,852
Food, Beverage & Tobacco--1.9%
Coca-Cola	22,700		912,313
PepsiCo	24,745		2,089,963
Philip Morris International	16,610		1,420,819
			4,423,095
Health Care Equipment & Services--2.9%
C.R. Bard	9,606		1,334,081
Intuitive Surgical	1,490	a	561,581
Meridian Bioscience	38,425		944,487
ResMed	34,370		1,677,600
Stryker	16,192		1,205,009
Varian Medical Systems	13,626	a	1,063,509
			6,786,267
Household & Personal Products--1.4%
Colgate-Palmolive	19,136		1,259,340
Procter & Gamble	25,200		2,122,344
			3,381,684
Insurance--1.2%
MetLife	51,430		2,684,132
Materials--2.3%
Celanese, Ser. A	29,266		1,642,701
Monsanto	12,918		1,463,997
Praxair	8,290		1,046,695
Sigma-Aldrich	13,480		1,162,515
			5,315,908
Pharmaceuticals, Biotech & Life Sciences--4.7%
Amgen	14,200		1,619,936
Bristol-Myers Squibb	48,990		2,517,106
Celgene	8,717	a	1,410,149
Johnson & Johnson	12,910		1,222,061
Shire, ADR	16,569		2,250,236
Teva Pharmaceutical Industries,
ADR	47,340		1,929,578
			10,949,066
Retailing--3.0%
Family Dollar Stores	16,791		1,171,508
Lowe's	41,955		1,992,023
The TJX Companies	36,506		2,295,497
Tractor Supply	9,464		692,859
Urban Outfitters	22,980	a	896,680
			7,048,567
Semiconductors & Semiconductor Equipment--.6%
Avago Technologies	31,650		1,415,705
Software & Services--8.3%
Adobe Systems	58,237	a	3,306,697
Automatic Data Processing	16,405		1,312,728
Google, Cl. A	4,027	a	4,266,969
MasterCard, Cl. A	3,202		2,436,114
Microsoft	28,709		1,094,674
Oracle	31,526		1,112,553
Paychex	28,606		1,250,940

salesforce.com	37,830	a	1,970,565
Teradata	19,000	a	867,160
Yahoo!	49,580	a	1,833,468
			19,451,868
Technology Hardware & Equipment--2.6%
Amphenol, Cl. A	16,684		1,418,140
Apple	4,531		2,519,553
Cisco Systems	49,983		1,062,139
QUALCOMM	14,592		1,073,679
			6,073,511
Transportation--.9%
C.H. Robinson Worldwide	15,268		895,163
Expeditors International of
Washington	28,110		1,221,098
			2,116,261
Total Common Stocks
(cost $81,902,351)			117,971,755

Other Investment--49.5%
Registered Investment Companies:
BNY Mellon Income Stock Fund, Cl.
M	3,422,318	b	31,519,552
Dreyfus Institutional Preferred
Plus Money Market Fund	1,740,239	c	1,740,239
Dreyfus Research Growth Fund, Cl.
I	3,046,725	b	41,222,186
Dreyfus Strategic Value Fund, Cl.
I	995,022	b	41,333,197
Total Other Investment
(cost $103,846,806)			115,815,174

Total Investments (cost $185,749,157)	100.0%		233,786,929
Cash and Receivables (Net)	.0%		114,160
Net Assets	100.0%		233,901,089

ADR - American Depository Receipts
a Non-income producing security.
b Investment in affiliated mutual fund.
c Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $48,037,772 of which $48,353,687 related to appreciated investment securities and $315,915 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	48.8
Software & Services	8.3
Capital Goods	6.7
Energy	5.9
Pharmaceuticals, Biotech & Life Sciences	4.7
Retailing	3.0
Health Care Equipment & Services	2.9

Technology Hardware & Equipment	2.6
Materials	2.3
Consumer Services	2.0
Food, Beverage & Tobacco	1.9
Automobiles & Components	1.8
Diversified Financials	1.8
Household & Personal Products	1.4
Insurance	1.2
Banks	1.0
Consumer Durables & Apparel	1.0
Transportation	.9
Money Market Investment	.7
Semiconductors & Semiconductor Equipment	.6
Food & Staples Retailing	.5
100.0

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	112,376,236	-	-	112,376,236
Equity Securities - Foreign Common Stocks+	5,595,519	-	-	5,595,519
Mutual Funds	115,815,174	-	-	115,815,174

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2013 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Banks--1.7%
Wells Fargo & Co.	295,950		13,027,719
Capital Goods--6.8%
AECOM Technology	165,875	a	4,820,327
AGCO	24,885		1,450,298
Emerson Electric	24,885		1,667,046
Fluor	29,035		2,259,213
General Electric	667,421		17,793,444
Honeywell International	24,885		2,202,571
Masco	89,040		1,996,277
Northrop Grumman	70,495		7,943,377
Oshkosh	103,670		5,053,912
Rockwell Automation	12,450		1,414,071
Valmont Industries	40,655		5,883,185
			52,483,721
Commercial & Professional Services--.5%
Tyco International	107,820		4,112,255
Consumer Durables & Apparel--1.8%
Hanesbrands	98,645		6,915,014
PulteGroup	277,850		5,212,466
Whirlpool	11,610		1,773,544
			13,901,024
Consumer Services--2.2%
Las Vegas Sands	29,035		2,081,229
Starwood Hotels & Resorts
Worldwide	20,735		1,544,343
Wyndham Worldwide	98,630		7,072,757
Wynn Resorts	36,910		6,122,262
			16,820,591
Diversified Financials--8.7%
Bank of America	887,745		14,044,126
Berkshire Hathaway, Cl. B	132,120	a	15,395,944
Citigroup	117,160		6,200,107
Franklin Resources	130,605		7,234,211
JPMorgan Chase & Co.	45,616		2,610,148
Moody's	20,735		1,547,453
SLM	250,615		6,678,890
State Street	98,570		7,157,168
T. Rowe Price Group	74,645		6,005,937
			66,873,984
Energy--10.1%
Anadarko Petroleum	82,175		7,298,783
Chesapeake Energy	221,980		5,964,603
Chevron	35,260		4,317,234
ConocoPhillips	135,530		9,866,584
Denbury Resources	82,945	a	1,383,523
Ensco, Cl. A	24,645		1,456,027
EQT	58,810		5,005,319
Exxon Mobil	258,840		24,196,363
Marathon Petroleum	98,580		8,156,509
Phillips 66	119,155		8,294,380
Schlumberger	20,735		1,833,389
			77,772,714
Food & Staples Retailing--3.0%
CVS Caremark	143,900		9,635,544

Kroger	41,475		1,731,581
Wal-Mart Stores	147,860		11,978,139
			23,345,264
Food, Beverage & Tobacco--5.7%
Altria Group	242,390		8,963,582
Archer-Daniels-Midland	96,220		3,872,855
Coca-Cola	37,325		1,500,092
Green Mountain Coffee Roasters	82,945		5,588,834
Hershey	58,050		5,624,464
Hillshire Brands	157,585		5,266,491
PepsiCo	139,115		11,749,653
Tyson Foods, Cl. A	33,185		1,051,633
			43,617,604
Health Care Equipment & Services--3.9%
Abbott Laboratories	230,050		8,785,609
McKesson	12,450		2,065,330
Medtronic	147,845		8,474,475
Sirona Dental Systems	20,735	a	1,426,153
Stryker	90,405		6,727,940
WellPoint	24,775		2,301,102
			29,780,609
Household & Personal Products--3.0%
Energizer Holdings	57,520		6,347,332
Procter & Gamble	194,905		16,414,899
			22,762,231
Insurance--1.7%
Travelers	82,140		7,453,384
XL Group	182,460		5,836,895
			13,290,279
Materials--2.7%
Dow Chemical	37,335		1,458,305
LyondellBasell Industries, Cl. A	29,035		2,240,921
Monsanto	26,140		2,962,446
Packaging Corporation of America	103,670		6,350,824
PPG Industries	9,120		1,678,627
Scotts Miracle-Gro, Cl. A	100,705		5,899,299
			20,590,422
Media--4.3%
CBS, Cl. B	131,540		7,702,982
Comcast, Cl. A	242,385		12,087,740
Time Warner	20,735		1,362,497
Walt Disney	164,365		11,594,307
			32,747,526
Pharmaceuticals, Biotech & Life Sciences--10.2%
AbbVie	66,355		3,214,900
Allergan	74,025		7,184,126
Amgen	87,915		10,029,343
Celgene	58,480	a	9,460,310
Covance	25,280	a	2,133,126
Eli Lilly & Co.	147,925		7,428,794
Johnson & Johnson	189,015		17,892,160
Mettler-Toledo International	20,735	a	5,112,629
Pfizer	501,320		15,906,884
			78,362,272
Real Estate--2.4%
Corrections Corporation of America	161,735	b	5,393,862
Public Storage	40,645	b	6,206,491
Simon Property Group	46,860	b	7,021,971
			18,622,324
Retailing--4.7%
Gap	156,075		6,394,393

Home Depot	139,730		11,272,019
Lowe's	160,225		7,607,483
Macy's	33,185		1,767,433
Target	116,115		7,423,232
Urban Outfitters	37,335	a	1,456,812
			35,921,372
Semiconductors & Semiconductor Equipment--.4%
Intel	62,215		1,483,206
Lam Research	29,035	a	1,513,014
			2,996,220
Software & Services--11.1%
Accenture, Cl. A	106,765		8,271,085
Google, Cl. A	19,295	a	20,444,789
International Business Machines	78,900		14,176,752
Intuit	82,945		6,157,007
MasterCard, Cl. A	12,745		9,696,523
Microsoft	153,435		5,850,477
NeuStar, Cl. A	71,495	a	3,485,381
Oracle	353,330		12,469,016
Symantec	192,700		4,333,823
			84,884,853
Technology Hardware & Equipment--7.8%
Apple	28,785		16,006,475
Cisco Systems	423,265		8,994,381
Hewlett-Packard	324,630		8,878,630
NetApp	149,300		6,158,625
SanDisk	98,125		6,687,219
Seagate Technology	132,705		6,507,853
TE Connectivity	131,540		6,934,789
			60,167,972
Telecommunication Services--3.8%
AT&T	406,889		14,326,562
CenturyLink	78,790		2,418,853
Verizon Communications	246,460		12,229,345
			28,974,760
Transportation--1.4%
CSX	62,210		1,696,467
Union Pacific	56,325		9,126,903
			10,823,370
Utilities--1.5%
Edison International	124,420		5,749,448
UGI	140,995		5,676,459
			11,425,907
Total Common Stocks
(cost $668,110,108)			763,304,993

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $40,405)	40,405	[c]	40,405
Total Investments (cost $668,150,513)	99.4%		763,345,398
Cash and Receivables (Net)	.6%		4,826,003
Net Assets	100.0%		768,171,401

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $95,194,885 of which $101,810,341 related to appreciated investment securities and $6,615,456 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.1
Pharmaceuticals, Biotech & Life Sciences	10.2
Energy	10.1
Diversified Financials	8.7
Technology Hardware & Equipment	7.8
Capital Goods	6.8
Food, Beverage & Tobacco	5.7
Retailing	4.7
Media	4.3
Health Care Equipment & Services	3.9
Telecommunication Services	3.8
Food & Staples Retailing	3.0
Household & Personal Products	3.0
Materials	2.7
Real Estate	2.4
Consumer Services	2.2
Consumer Durables & Apparel	1.8
Banks	1.7
Insurance	1.7
Utilities	1.5
Transportation	1.4
Commercial & Professional Services	.5
Semiconductors & Semiconductor Equipment	.4
Money Market Investment	.0
99.4

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	761,848,966	-	-	761,848,966
Equity Securities - Foreign Common Stocks+	1,456,027	-	-	1,456,027
Mutual Funds	40,405	-	-	40,405

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.8%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--88.3%
Barnstable,
GO	4.00	9/15/21	580,000	654,779
Boston,
GO	4.00	4/1/18	3,000,000	3,381,990
Boston,
GO	4.00	10/1/19	910,000	1,034,807
Boston,
GO	5.00	4/1/20	5,000,000	5,976,700
Boston,
GO	5.00	3/1/21	2,000,000	2,252,800
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000	2,326,340
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000	1,773,825
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/24	1,000,000	1,164,580
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	2,500,000	2,807,600
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,480,000	2,760,042
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,514,442
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000	1,313,075
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000	707,406
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000	681,436
Groton-Dunstable Regional School
District, GO	5.00	9/1/20	725,000	843,175
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000	1,754,780
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000	556,667
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000	685,834
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000	1,500,867

Massachusetts,
GO	0.62	11/1/18	2,500,000	a	2,477,500
Massachusetts,
GO	5.25	8/1/20	3,000,000		3,618,570
Massachusetts,
GO	5.25	8/1/21	1,975,000		2,392,002
Massachusetts,
GO	5.25	8/1/22	2,000,000		2,419,880
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,206,460
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/20	4,000,000		4,620,680
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/23	310,000		361,296
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/26	5,000,000		5,614,100
Massachusetts,
GO (Consolidated Loan)
(Insured ; AMBAC) (Prerefunded)	5.00	11/1/16	4,000,000	b	4,522,520
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/1/17	5,825,000	b	6,783,795
Massachusetts,
GO (Consolidated Loan)
(Insured; FGIC)	5.50	8/1/18	1,035,000		1,243,801
Massachusetts,
GO (Consolidated Loan)
(Prerefunded)	5.00	8/1/16	1,000,000	b	1,120,520
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	225,000		271,555
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	2.62	1/1/16	3,540,000	a	3,672,502
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000		4,715,000
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/18	1,250,000		1,487,425
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,500,000		3,018,650
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000		2,414,920
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000		2,938,453
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/26	2,965,000		3,311,816

Massachusetts College Building
Authority, Project Revenue	5.00	5/1/19	1,500,000	1,770,195
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	1,138,110
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,500,954
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,560,723
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,076,420
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/19	1,055,000	1,143,388
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,111,660
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,130,880
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	2,058,606
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	559,866
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	1,049,990
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	982,790
Massachusetts Development Finance
Agency, Revenue (Emerson
College Issue)	4.00	1/1/14	225,000	225,621
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,825,000	2,017,537
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	4.00	7/1/20	530,000	581,224
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/27	500,000	536,805
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/23	3,675,000	4,162,305
Massachusetts Development Finance
Agency, Revenue (The Broad

Institute Issue)	5.25	4/1/24	2,500,000		2,797,200
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	5.00	9/1/21	300,000		336,957
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/15	600,000		622,554
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/17	925,000		1,006,983
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/17	2,500,000		2,769,925
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/19	2,000,000		2,239,880
Massachusetts Development Finance
Agency, Revenue (Williams
College Issue)	4.00	7/1/21	2,000,000		2,248,920
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	4.00	10/1/17	730,000		817,031
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/19	910,000		1,075,392
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/20	905,000		1,070,877
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/21	830,000		980,089
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	2.13	12/1/15	1,250,000		1,263,075
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)
(Prerefunded)	5.75	5/1/19	2,000,000	b	2,441,720
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000		1,023,470
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/24	2,155,000		2,366,298

Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	2,102,180
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,349,710
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Corp.)	5.13	11/15/35	1,000,000	1,012,780
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue)	5.00	7/1/18	690,000	800,545
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Capital Asset Program)
(Insured; National Public
Finance Guarantee Corp.)	5.38	2/1/27	1,650,000	1,779,096
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,119,540
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,325,000	1,480,555
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	3,109,672
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,166,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	2,890,925
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,631,941
Massachusetts Health and

Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/21	1,400,000	1,572,704
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,787,221
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,087,260
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/14	500,000	510,680
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/15	500,000	526,680
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000	2,241,864
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	4,026,179
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	1,000,000	1,054,980
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	511,910
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,740,633
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	1,000,000	1,115,350
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,358,920
Massachusetts Health and

Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000		3,150,300
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	95,000		95,353
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000		1,697,130
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000		1,380,940
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000		278,340
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000		1,218,490
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,060,000		1,171,173
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	885,000		971,863
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	740,000	b	844,407
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	615,000	b	701,770
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,100,000		2,297,064
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000		1,151,630
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000		2,186,360
Massachusetts Health and
Educational Facilities

Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	2,093,100
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,195,000	3,411,589
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	200,020
Massachusetts Port Authority,
Revenue	4.00	7/1/20	1,000,000	1,118,630
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,758,475
Massachusetts Port Authority,
Revenue (Insured; AMBAC)	5.00	7/1/19	5,000,000	5,349,050
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,556,960
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/26	4,000,000	4,522,040
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/29	4,400,000	4,839,604
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.) (Escrowed to
Maturity)	5.00	1/1/20	5,000,000	5,682,800
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000	75,300
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/20	1,700,000	2,059,703
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	2,994,784
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/23	1,500,000	1,841,085
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	605,000	606,664
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/18	3,120,000	3,673,457
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000	155,578
Massachusetts Water Resources
Authority, General Revenue	4.00	8/1/17	1,500,000	1,678,815
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000	2,930,771
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	5,000,000	5,610,400
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/28	500,000	551,265
Massachusetts Water Resources
Authority, General Revenue

(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,405,000		1,620,471
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	935,000		1,072,912
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,340,000		2,673,427
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	b	110,637
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	65,000	b	75,699
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	160,000	b	186,336
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/25	1,000,000		1,102,700
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000		1,128,270
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000		1,426,126
Milton,
GO School Bonds	5.00	3/1/23	500,000		528,320
Milton,
GO School Bonds	5.00	3/1/24	500,000		528,320
Milton,
GO School Bonds	5.00	3/1/25	500,000		527,930
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	60,000		60,550
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000		1,062,365
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000		509,972
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000		1,283,041
Springfield Water and Sewer
Commission, General Revenue

(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,346,891
University of Massachusetts
Building Authority, Project
Revenue	5.00	11/1/18	1,370,000	1,615,066
Waltham,
GO (Municipal Purpose Loan)	5.00	2/1/19	1,195,000	1,404,842
Westwood,
GO	4.00	6/1/18	1,105,000	1,246,296
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,044,340
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	661,594
U.S. Related--7.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000	1,629,735
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000	545,100
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,037,850
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/18	2,000,000	1,765,380
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,147,335
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,134,319
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000	955,900
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	1,750,000	1,299,252
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	967,960
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	1,917,420
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,090,000	1,003,617
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
FGIC) (Escrowed to Maturity)	5.50	7/1/16	3,265,000	3,692,976
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	305,000	297,527
Puerto Rico Highways and
Transportation Authority,

Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	330,000		307,256
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000		1,934,025
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,000,000		1,589,040
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,780,000		1,436,086
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	c	741,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	c	407,055
Total Long-Term Municipal Investments
(cost $291,410,280)					302,427,848
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.8%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts;
Massachusetts,
GO Notes (Consolidated Loan)	0.39	12/7/13	3,500,000	d	3,459,085
Massachusetts,
GO Notes (Consolidated Loan)	0.48	12/7/13	1,500,000	d	1,485,855
Massachusetts Development Finance
Agency, Revenue, Refunding
(College of the Holy Cross
Issue) (LOC; JPMorgan Chase
Bank)	0.05	12/2/13	600,000	d	600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Children's
Hospital Issue) (LOC; JPMorgan
Chase Bank)	0.05	12/2/13	600,000	d	600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.07	12/2/13	1,900,000	d	1,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC; JPMorgan
Chase Bank)	0.05	12/2/13	800,000	d	800,000
Total Short-Term Municipal Investments
(cost $8,900,000)					8,844,940
Total Investments (cost $300,310,280)			98.6%		311,272,788
Cash and Receivables (Net)			1.4%		4,334,685
Net Assets			100.0%		315,607,473

a	Variable rate security--interest rate subject to periodic change.

b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2013, net unrealized appreciation on investments was $10,962,508 of which $15,042,171 related to appreciated investment securities and $4,079,663 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	70	(8,864,844)	December 2013	(248,281)

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	311,272,788	-	311,272,788
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(248,281)	-	-	(248,281)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2013 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)
Automobiles & Components--2.5%
BorgWarner	79,040		8,470,717
Delphi Automotive	120,940		7,081,037
Gentex	13,500		402,435
Goodyear Tire & Rubber	23,150		515,319
Harley-Davidson	22,210		1,488,514
Lear	147,571		12,235,112
Tesla Motors	8,990	a,b	1,144,247
Thor Industries	7,630		412,554
TRW Automotive Holdings	166,348	b	12,908,605
Visteon	7,780	b	611,819
			45,270,359
Banks--4.5%
BB&T	130,460		4,532,180
BOK Financial	10,680		676,044
CIT Group	19,940		1,006,571
Comerica	245,992		11,155,737
Cullen/Frost Bankers	15,260		1,095,973
East West Bancorp	295,002		10,112,669
Fifth Third Bancorp	533,862		10,848,076
First Citizens Bancshares, Cl. A	2,360		530,174
First Horizon National	48,180		540,098
First Niagara Financial Group	63,160		703,602
First Republic Bank	74,650		3,814,615
Fulton Financial	77,220		1,009,265
Hudson City Bancorp	80,230		749,348
Huntington Bancshares	294,844		2,706,668
KeyCorp	44,020		561,255
M&T Bank	11,260	a	1,298,954
New York Community Bancorp	61,590		1,017,467
Ocwen Financial	7,920	b	448,747
People's United Financial	56,980		862,677
Popular	18,490	b	528,444
Prosperity Bancshares	79,100		5,072,683
Regions Financial	126,240		1,228,315
Signature Bank	65,504	a,b	6,959,800
SunTrust Banks	343,337		12,439,100
TCF Financial	33,090		518,520
Zions Bancorporation	31,720		930,348
			81,347,330
Capital Goods--10.6%
AECOM Technology	17,410	b	505,935
AGCO	19,461		1,134,187
AMETEK	260,045		12,799,415
B/E Aerospace	18,810	b	1,636,470
Beacon Roofing Supply	71,748	b	2,667,591
Carlisle	18,493		1,359,420
Chart Industries	37,022	b	3,602,241
Chicago Bridge & Iron & Co.	14,398		1,104,039
Cubic	20,427		1,144,729
Curtiss-Wright	48,402		2,554,174
Donaldson	162,980		6,801,155
Dover	65,300		5,925,322
Fastenal	85,744	a	3,989,668

Flowserve	96,484		6,887,028
Fluor	57,938		4,508,156
Fortune Brands Home & Security	106,800		4,656,480
Graco	38,120		2,944,008
Hubbell, Cl. B	15,004		1,619,082
Huntington Ingalls Industries	44,920		3,693,772
IDEX	123,761		8,827,872
Ingersoll-Rand	102,130		7,294,125
ITT	130,470		5,325,785
Jacobs Engineering Group	68,450	b	4,091,257
Joy Global	13,710	a	775,438
KBR	26,080		882,286
L-3 Communications Holdings	5,150		532,819
Lincoln Electric Holdings	11,160		797,717
Masco	132,093		2,961,525
Middleby	12,304	b	2,717,215
MSC Industrial Direct, Cl. A	59,850		4,599,473
Navistar International	9,390	a,b	377,384
Nordson	6,990		504,119
Owens Corning	27,010	b	1,057,712
PACCAR	93,040		5,332,122
Pall	52,319		4,379,100
Parker Hannifin	187,142		22,052,813
Pentair	11,890		840,861
Quanta Services	29,180	b	864,020
Regal-Beloit	102,520		7,543,422
Rockwell Automation	8,570		973,381
Rockwell Collins	16,770		1,219,682
Roper Industries	42,015		5,449,346
Snap-on	11,880		1,261,062
SPX	3,720		352,061
Stanley Black & Decker	33,658		2,739,425
Terex	17,940	b	651,581
Textron	20,480		680,550
Timken	35,565		1,840,844
TransDigm Group	8,180		1,280,334
Trinity Industries	140,360		7,286,088
Triumph Group	11,410		843,655
United Rentals	15,670	b	1,076,999
W.W. Grainger	4,460		1,150,323
WABCO Holdings	13,880	b	1,229,768
Wabtec	97,150		6,703,350
WESCO International	41,036	b	3,528,275
Xylem	21,890		756,518
			190,313,179
Commercial & Professional Services--2.8%
ADT	19,240	a	780,374
Avery Dennison	13,850		677,265
Cintas	10,630		589,965
Clean Harbors	15,450	b	815,296
Copart	89,361	b	3,076,699
CoStar Group	22,457	b	4,182,392
DeVry Education Group	14,200		504,668
FTI Consulting	33,335	b	1,497,075
IHS, Cl. A	89,268	b	10,214,937
Manpowergroup	50,684		4,051,172
Pitney Bowes	20,740		480,546
R.R. Donnelley & Sons	37,630		696,155
Republic Services	27,490		959,676
Robert Half International	111,239		4,297,163

Stericycle	48,454	b	5,692,376
Towers Watson & Co., Cl. A	75,701		8,523,933
Verisk Analytics, Cl. A	20,750	b	1,351,033
Waste Connections	27,740		1,218,896
			49,609,621
Consumer Durables & Apparel--3.8%
Brunswick	71,145		3,251,326
Carter's	7,750		547,692
Coach	7,030		407,037
D.R. Horton	21,650		430,402
Deckers Outdoor	3,220	a,b	266,101
Fossil Group	8,220	b	1,046,159
Garmin	13,590	a	659,930
Hanesbrands	12,810		897,981
Hasbro	11,850		637,767
Jarden	86,645	b	4,872,915
Leggett & Platt	22,780		688,184
Lennar, Cl. A	9,160		327,562
Mattel	27,510		1,272,888
Michael Kors Holdings	87,430	b	7,129,917
Newell Rubbermaid	284,014		8,619,825
NVR	650	b	630,487
Polaris Industries	59,859		7,989,381
PulteGroup	29,770		558,485
PVH	64,140		8,589,629
Ralph Lauren	3,770		660,617
Sensata Technologies Holding	141,380	b	5,510,992
Toll Brothers	78,650	b	2,681,965
Tupperware Brands	8,780		801,965
Under Armour, Cl. A	84,366	b	6,808,336
VF	7,220		1,693,668
Whirlpool	8,340		1,274,018
			68,255,229
Consumer Services--1.4%
Brinker International	12,330		579,880
Chipotle Mexican Grill	13,097	b	6,860,994
Darden Restaurants	1,850		98,660
Hyatt Hotels, Cl. A	9,770	b	472,575
International Game Technology	41,950		733,705
Marriott International, Cl. A	11,320		532,266
MGM Resorts International	53,440	b	1,025,514
Panera Bread, Cl. A	24,324	b	4,302,672
Penn National Gaming	19,440	b	280,714
Royal Caribbean Cruises	10,310		454,156
Service Corporation International	28,130		508,309
Starwood Hotels & Resorts
Worldwide	90,090	c	6,709,903
Wyndham Worldwide	13,420		962,348
Wynn Resorts	9,360		1,552,543
			25,074,239
Diversified Financials--7.7%
Affiliated Managers Group	57,234	b	11,461,108
American Capital	30,120	b	460,836
Ameriprise Financial	22,290		2,412,892
Blackstone Group	78,930		2,255,819
Charles Schwab	80,944		1,981,509
CME Group	71,440		5,854,508
Discover Financial Services	89,159		4,752,175
Dun & Bradstreet	10,380		1,212,903
E*TRADE Financial	591,620	b	10,601,830

Equifax	117,982		7,943,728
H&R Block	30,380		847,298
ING US	238,440		8,331,094
IntercontinentalExchange Group	36,831		7,855,684
Invesco	362,290		12,625,807
Legg Mason	19,970	a	781,027
Leucadia National	37,484		1,074,291
McGraw-Hill Financial	57,143		4,257,154
Moody's	40,100		2,992,663
NASDAQ OMX Group	23,680		930,387
Northern Trust	52,550		3,099,925
Principal Financial Group	111,970		5,669,041
Raymond James Financial	119,525		5,758,715
SEI Investments	75,525		2,536,130
SLM	147,223		3,923,493
State Street	32,682		2,373,040
T. Rowe Price Group	25,130		2,021,960
TD Ameritrade Holding	692,525		19,930,870
Waddell & Reed Financial, Cl. A	70,610		4,499,975
			138,445,862
Energy--6.1%
Antero Resources	162,065	a	8,897,368
Cabot Oil & Gas	39,160		1,349,062
Cameron International	52,826	b	2,926,032
Cheniere Energy	25,110	b	994,105
Chesapeake Energy	35,360		950,123
Cimarex Energy	7,960		752,857
Cobalt International Energy	20,440	b	454,381
Concho Resources	89,214	b	9,272,011
CONSOL Energy	22,560		802,685
Denbury Resources	53,490	b	892,213
Dresser-Rand Group	79,890	b	4,508,992
Energen	44,612		3,219,648
Ensco, Cl. A	31,149		1,840,283
EQT	44,447		3,782,884
FMC Technologies	19,730		949,013
Helmerich & Payne	64,150		4,939,550
HollyFrontier	64,230		3,081,755
Kosmos Energy	113,072	b	1,177,080
Laredo Petroleum Holdings	11,650	b	314,434
Marathon Oil	49,871		1,797,351
Marathon Petroleum	20,180		1,669,693
Murphy Oil	20,310		1,318,728
Murphy USA	5,077	b	229,734
Nabors Industries	31,410		519,836
Newfield Exploration	120,080	b	3,374,248
Noble Energy	70,835		4,975,450
Oasis Petroleum	98,815	b	4,558,336
Oceaneering International	50,674		3,911,526
Oil States International	7,210	b	737,944
Patterson-UTI Energy	17,430		406,293
Pioneer Natural Resources	37,030		6,582,083
Range Resources	120,608		9,365,211
Rosetta Resources	37,933	b	1,918,272
Rowan, Cl. A	11,820	b	409,208
RPC	15,280	a	269,998
SandRidge Energy	58,150	a,b	325,059
Seadrill	22,040	a	941,328
Southwestern Energy	71,330	b	2,757,618
Superior Energy Services	21,720	b	553,426

Tesoro	42,197		2,474,010
Ultra Petroleum	18,690	a,b	382,584
Unit	9,140	b	440,182
Valero Energy	51,020		2,332,634
Weatherford International	393,370	b	6,160,174
Whiting Petroleum	14,550	b	878,820
World Fuel Services	9,120		350,208
WPX Energy	22,110	b	411,025
			111,155,455
Exchange-Traded Funds--2.8%
iShares Russell Mid-Cap Growth ETF	150,620	a	12,346,321
PowerShares QQQ Trust	78,600	a	6,738,378
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	132,300		31,411,989
			50,496,688
Food & Staples Retailing--.6%
Fresh Market	3,710	b	151,034
Kroger	56,060		2,340,505
Safeway	30,090		1,052,247
Whole Foods Market	124,180		7,028,588
			10,572,374
Food, Beverage & Tobacco--2.7%
Beam	13,330		900,175
Brown-Forman, Cl. B	16,310		1,223,576
Bunge	14,820		1,187,378
Campbell Soup	4,980		192,875
Coca-Cola Enterprises	70,926		2,974,636
ConAgra Foods	51,610		1,702,614
Constellation Brands, Cl. A	90,262	b	6,355,347
Dean Foods	9,655	b	173,597
Dr. Pepper Snapple Group	39,708		1,916,308
Green Mountain Coffee Roasters	12,070	a	813,277
Hain Celestial Group	32,091	b	2,653,605
Hershey	12,140		1,176,245
Hillshire Brands	18,790		627,962
Hormel Foods	1,880		84,638
Ingredion	10,390		718,572
J.M. Smucker	48,436		5,048,969
Lorillard	72,499		3,721,374
McCormick & Co.	16,290		1,124,010
Mead Johnson Nutrition	13,710		1,158,632
Molson Coors Brewing, Cl. B	64,370		3,390,368
Monster Beverage	48,890	b	2,893,310
Tyson Foods, Cl. A	120,613		3,822,226
WhiteWave Foods, Cl. A	267,582	b	5,691,469
			49,551,163
Health Care Equipment & Services--7.1%
Alere	14,850	b	485,892
Align Technology	79,797	b	4,360,108
Allscripts Healthcare Solutions	20,770	b	310,304
AmerisourceBergen	171,774		12,115,220
Boston Scientific	158,670	b	1,837,399
Brookdale Senior Living	9,880	b	288,101
C.R. Bard	30,991		4,304,030
Cardinal Health	57,931		3,742,343
CareFusion	166,000	b	6,615,100
Catamaran	198,965	b	9,078,773
Cerner	141,405	b	8,126,545
Chemed	26,061	a	2,030,934

Cigna	207,340		18,131,883
Community Health Systems	11,490		473,962
Cooper	9,190		1,210,691
DaVita HealthCare Partners	39,358	b	2,343,769
DENTSPLY International	11,620		552,647
Edwards Lifesciences	7,210	b	472,471
HCA Holdings	18,360		852,271
Health Management Associates, Cl.
A	33,320	b	436,159
Health Net	10,420	b	318,331
Henry Schein	11,370	b	1,296,180
Hill-Rom Holdings	10,970		454,268
Hologic	500	b	11,195
Humana	14,690		1,527,613
Laboratory Corp. of America
Holdings	10,190	b	1,037,852
McKesson	33,404		5,541,390
MEDNAX	118,630	b	13,144,204
Omnicare	114,306		6,547,448
Patterson	7,080		293,749
Quest Diagnostics	17,470		1,064,622
ResMed	19,620	a	957,652
Sirona Dental Systems	54,847	b	3,772,377
St. Jude Medical	28,330		1,655,039
Tenet Healthcare	13,327	b	575,060
Universal Health Services, Cl. B	50,510		4,163,539
Varian Medical Systems	79,304	b	6,189,677
VCA Antech	5,560	b	166,522
Zimmer Holdings	19,550		1,787,066
			128,272,386
Household & Personal Products--1.0%
Avon Products	573,860		10,231,924
Church & Dwight	86,803		5,663,896
Clorox	9,230		859,959
Energizer Holdings	7,260		801,141
Herbalife	7,270	a	506,574
Nu Skin Enterprises, Cl. A	5,340		682,666
			18,746,160
Insurance--3.3%
Alleghany	8,587	b	3,384,137
Allstate	26,930		1,461,491
Aon	28,850		2,355,314
Arch Capital Group	25,201	b	1,482,575
Arthur J. Gallagher & Co.	10,730		499,374
Assurant	14,390		934,487
Assured Guaranty	22,780		534,874
Axis Capital Holdings	64,927		3,189,864
Brown & Brown	109,976		3,477,441
Cincinnati Financial	5,090		266,767
Everest Re Group	8,640		1,355,011
Fidelity National Financial, Cl. A	27,130		788,669
Genworth Financial, Cl. A	56,510	b	853,866
Hartford Financial Services Group	260,100		9,267,363
Lincoln National	33,780		1,733,927
Loews	56,929		2,695,588
Markel	1,080	b	601,862
Marsh & McLennan	104,685		4,967,303
Old Republic International	41,500		713,800
PartnerRe	7,730		795,417
Progressive	82,610		2,307,297

Protective Life	23,730		1,138,565
Reinsurance Group of America	53,435		4,006,556
StanCorp Financial Group	11,030		707,133
Symetra Financial	57,919		1,110,307
Torchmark	58,506		4,446,456
Unum Group	47,810		1,604,982
Validus Holdings	17,600		704,880
W.R. Berkley	17,420		762,822
White Mountains Insurance Group	730		440,066
XL Group	39,030		1,248,570
			59,836,764
Materials--4.5%
Airgas	55,710		6,051,777
Albemarle	9,110		625,948
Alcoa	37,510		360,471
Allegheny Technologies	15,220		505,608
Ashland	9,860		898,049
Ball	38,442		1,921,331
Bemis	19,490		760,695
Celanese, Ser. A	17,280		969,926
CF Industries Holdings	3,400		739,092
Cliffs Natural Resources	26,950	a	674,019
Crown Holdings	108,867	b	4,805,389
Cytec Industries	10,400		930,592
Eastman Chemical	15,290		1,177,789
FMC	10,010	b	729,329
Graphic Packaging Holding	516,531	b	4,638,448
H.B. Fuller	58,616		3,002,898
Hexcel	93,770	b	4,119,316
Huntsman	20,310		465,708
International Flavors & Fragrances	12,210		1,078,753
International Paper	94,566		4,411,504
Martin Marietta Materials	7,580		731,925
MeadWestvaco	18,200		639,002
Minerals Technologies	31,420		1,866,348
NewMarket	750		242,963
Newmont Mining	44,470		1,104,190
Nucor	37,730		1,926,494
Owens-Illinois	131,176	b	4,328,808
Packaging Corporation of America	11,370		696,526
Reliance Steel & Aluminum	62,370		4,586,066
Rock-Tenn, Cl. A	13,314		1,257,108
Royal Gold	16,340		736,771
Sealed Air	29,410		944,355
Sherwin-Williams	39,660		7,258,970
Sigma-Aldrich	44,532		3,840,440
Sonoco Products	25,750		1,031,545
Steel Dynamics	43,240		787,833
Valspar	126,040		8,899,684
Vulcan Materials	15,290		861,897
W.R. Grace & Co.	8,520	b	818,176
			81,425,743
Media--1.8%
AMC Networks, Cl. A	10,100	b	648,319
CBS, Cl. B	104,605		6,125,669
Charter Communications, Cl. A	26,710	b	3,608,521
Cinemark Holdings	32,110		1,059,309
Discovery Communications, Cl. A	22,930	b	2,001,101
DISH Network, Cl. A	20,750		1,123,820
DreamWorks Animation SKG, Cl. A	11,540	b	367,664

Gannett	30,760		832,366
Interpublic Group of Cos.	317,680		5,527,632
John Wiley & Sons, Cl. A	19,480		992,701
Liberty Media, Cl. A	10,210	b	1,566,827
Nielsen Holdings	28,240		1,218,838
Omnicom Group	57,512		4,109,232
Scripps Networks Interactive, Cl.
A	27,560		2,055,700
Starz	13,870	b	392,244
			31,629,943
Pharmaceuticals, Biotech & Life Sciences--5.2%
Actavis	15,742	b	2,567,048
Agilent Technologies	203,450		10,898,816
Alexion Pharmaceuticals	48,560	b	6,045,720
Alkermes	118,760	b	4,795,529
ARIAD Pharmaceuticals	11,670	a,b	56,599
BioMarin Pharmaceutical	14,270	b	1,004,323
Bruker	7,250	b	140,215
Charles River Laboratories
International	8,470	b	441,880
Covance	19,270	b	1,626,003
Cubist Pharmaceuticals	99,750	b	6,833,872
Endo Health Solutions	23,150	a,b	1,555,448
Forest Laboratories	27,220	b	1,396,658
Hospira	17,310	b	680,456
ICON	39,239	b	1,496,575
Illumina	13,980	b	1,370,040
Incyte	14,730	b	686,418
Life Technologies	18,140	b	1,373,198
Medivation	74,700	b	4,706,847
Mettler-Toledo International	2,610	b	643,548
Mylan	139,350	b	6,149,516
Myriad Genetics	11,000	a,b	327,250
PAREXEL International	78,850	b	3,250,197
Perrigo	119,975	a	18,702,903
Pharmacyclics	5,240	b	652,485
Qiagen	12,170	b	283,439
Salix Pharmaceuticals	130,620	b	11,077,882
Techne	7,290		623,587
Theravance	11,770	b	444,435
Vertex Pharmaceuticals	23,130	b	1,605,685
Waters	14,140	b	1,407,354
Zoetis	34,370		1,070,626
			93,914,552
Real Estate--3.5%
American Assets Trust	33,487	c	1,044,460
American Capital Agency	44,140	c	899,573
Annaly Capital Management	124,450	c	1,264,412
Apartment Investment & Management,
Cl. A	26,530	c	666,168
AvalonBay Communities	6,630	c	786,053
Boston Properties	44,416	c	4,418,948
BRE Properties	49,383	c	2,529,891
Camden Property Trust	19,110	c	1,106,851
CBRE Group, Cl. A	235,560	b	5,709,974
Chimera Investment	85,250	c	251,487
CommonWealth	42,180	c	1,006,837
Corporate Office Properties Trust	28,380	c	630,887
Corrections Corporation of America	7,549	c	251,759
Digital Realty Trust	2,720	a,c	128,493

Equity Lifestyle Properties	25,960	c	921,580
Equity Residential	72,952	c	3,759,946
Essex Property Trust	8,210	c	1,246,360
Extra Space Storage	22,840	c	957,453
Federal Realty Investment Trust	1,040	c	107,661
Forest City Enterprises, Cl. A	28,360	b	553,020
Gaming and Leisure Properties	19,440	b	896,573
General Growth Properties	30,140	c	625,405
HCP	30,440	c	1,119,279
Health Care	20,170	c	1,129,318
Hospitality Properties Trust	29,490	c	801,243
Host Hotels & Resorts	108,119	c	1,990,471
Kimco Realty	175,190	c	3,612,418
Macerich	25,260	c	1,438,304
Mid-America Apartment Communities	4,440	c	267,466
Piedmont Office Realty Trust, Cl.
A	52,960	a,c	867,485
Plum Creek Timber	29,800	c	1,303,452
Prologis	43,040	c	1,632,507
Rayonier	24,799	c	1,093,884
Realty Income	33,020	a	1,258,392
Regency Centers	47,505	c	2,225,134
Senior Housing Properties Trust	34,370	c	778,481
SL Green Realty	46,847	c	4,238,248
Taubman Centers	39,653	c	2,592,513
UDR	52,670	c	1,225,631
Ventas	46,435	c	2,638,901
Vornado Realty Trust	14,720	c	1,294,330
Weingarten Realty Investors	36,400	c	1,038,856
Weyerhaeuser	48,470	c	1,460,401
			63,770,505
Retailing--6.3%
Abercrombie & Fitch, Cl. A	11,200		383,936
Advance Auto Parts	14,230		1,437,372
AutoZone	3,700	b	1,707,920
Bed Bath & Beyond	17,860	b	1,393,616
Best Buy	23,170		939,543
CarMax	24,630	b	1,240,120
CST Brands	5,668		186,421
Dick's Sporting Goods	105,307		5,951,952
Dollar General	29,430	b	1,675,744
Dollar Tree	24,150	b	1,343,947
DSW, Cl. A	108,576		4,867,462
Expedia	47,432		3,020,944
Family Dollar Stores	11,980		835,845
Foot Locker	94,371		3,670,088
GameStop, Cl. A	17,020		821,215
Gap	18,940		775,972
Genuine Parts	13,330		1,104,257
GNC Holdings, Cl. A	73,140		4,401,565
Groupon	37,460	b	339,013
Kohl's	13,530		747,938
L Brands	16,680		1,084,033
Liberty Interactive, Cl. A	52,410	b	1,471,673
LKQ	446,580	b	14,804,127
Macy's	125,283		6,672,573
Netflix	5,570	b	2,037,506
Nordstrom	42,183		2,624,204
O'Reilly Automotive	60,004	b	7,498,100
PetSmart	15,780		1,169,456

Ross Stores	13,410		1,025,329
Sally Beauty Holdings	18,220	b	512,711
Signet Jewelers	10,690		821,420
Staples	665,265	a	10,331,565
Tiffany & Co.	49,910		4,448,977
Tractor Supply	129,550		9,484,356
TripAdvisor	9,380	b	828,442
Ulta Salon Cosmetics & Fragrance	50,507	b	6,411,359
Williams-Sonoma	104,047		6,151,259
			114,221,960
Semiconductors & Semiconductor Equipment--2.1%
Altera	16,980		547,605
Analog Devices	104,589		5,043,282
Applied Materials	106,680		1,845,564
Atmel	57,050	b	436,432
Avago Technologies	58,579		2,620,239
Cree	12,790	b	713,682
Fairchild Semiconductor
International	27,250	b	346,892
KLA-Tencor	14,680		937,612
Lam Research	21,200	b	1,104,732
Linear Technology	28,610		1,217,356
LSI	607,061		4,898,982
Marvell Technology Group	31,830		452,941
Maxim Integrated Products	24,540		698,899
Microchip Technology	9,490	a	410,822
Micron Technology	105,170	b	2,219,087
NVIDIA	43,380		676,728
ON Semiconductor	297,329	b	2,108,063
Silicon Laboratories	4,760	b	185,878
Skyworks Solutions	11,890	b	316,155
Xilinx	236,150		10,492,145
			37,273,096
Software & Services--7.3%
Activision Blizzard	164,763		2,835,571
Akamai Technologies	45,680	b	2,042,810
Alliance Data Systems	19,751	b	4,784,877
Amdocs	88,054		3,562,665
ANSYS	70,249	b	6,018,232
AOL	9,880	b	440,450
Autodesk	169,490	b	7,669,422
Broadridge Financial Solutions	17,830		680,214
CA	28,780		949,740
Citrix Systems	51,975	b	3,083,157
Cognizant Technology Solutions,
Cl. A	126,950	b	11,919,335
CommVault Systems	37,582	b	2,813,013
Computer Sciences	19,100		1,005,042
Compuware	26,640		292,774
Concur Technologies	4,900	a,b	475,741
CoreLogic	7,780	b	274,089
DST Systems	14,670		1,295,361
Electronic Arts	35,140	b	779,405
Equinix	7,000	b	1,124,900
FactSet Research Systems	23,628	a	2,669,964
Fidelity National Information
Services	31,090		1,575,641
Fiserv	63,883	b	7,020,103
FleetCor Technologies	3,010	b	366,558
Fortinet	16,480	b	281,808

Global Payments	37,338		2,354,161
IAC/InterActiveCorp	33,420		1,911,958
Informatica	108,540	b	4,212,437
Intuit	200,229		14,862,999
Jack Henry & Associates	13,080		742,552
Lender Processing Services	55,015		1,931,577
LinkedIn, Cl. A	6,560	b	1,469,637
MICROS Systems	85,120	a,b	4,572,646
NetSuite	4,650	b	446,772
NeuStar, Cl. A	9,910	b	483,113
Nuance Communications	5,190	b	70,169
Paychex	23,210	a	1,014,973
Rackspace Hosting	16,250	b	620,913
Red Hat	113,089	b	5,298,220
Rovi	16,780	b	308,752
Solera Holdings	16,830		1,123,403
Splunk	9,070	b	654,491
Symantec	199,119		4,478,186
Synopsys	134,110	b	4,912,449
TIBCO Software	34,140	b	825,164
Total System Services	46,880		1,455,624
Tyler Technologies	30,202	b	3,099,027
Vantiv, Cl. A	189,594	b	5,744,698
VeriSign	84,970	b	4,831,394
Western Union	26,410	a	440,255
			131,826,442
Technology Hardware & Equipment--6.0%
Amphenol, Cl. A	77,726		6,606,710
Arrow Electronics	148,867	b	7,642,832
Avnet	407,696		16,267,070
AVX	47,000		644,840
Brocade Communications Systems	244,893	b	2,152,609
Dolby Laboratories, Cl. A	7,160	a	257,259
EchoStar, Cl. A	15,280	b	764,764
F5 Networks	13,670	b	1,124,494
Flextronics International	407,021	b	3,085,219
FLIR Systems	55,830		1,656,476
Harris	29,614		1,910,399
IMAX	138,000	a,b	4,254,540
Ingram Micro, Cl. A	31,810	b	745,626
IPG Photonics	63,590	a	4,611,547
JDS Uniphase	843,360	b	10,238,390
Juniper Networks	438,600	b	8,890,422
Lexmark International, Cl. A	9,760		345,211
Molex	18,150		701,316
Motorola Solutions	14,110		929,567
NCR	22,350	b	781,133
NetApp	60,871		2,510,929
Palo Alto Networks	12,380	b	618,381
SanDisk	75,520		5,146,688
Seagate Technology	178,246		8,741,184
Tech Data	9,120	b	472,781
Teradata	21,650	b	988,106
Trimble Navigation	178,112	b	5,681,773
Western Digital	110,091		8,261,229
Xerox	117,500		1,337,150
Zebra Technologies, Cl. A	15,970	b	827,885
			108,196,530
Telecommunication Services--.4%
Crown Castle International	19,980	b	1,483,115

SBA Communications, Cl. A	14,210	b	1,210,266
T-Mobile US	20,045	b	521,370
TE Connectivity	29,369		1,548,334
tw telecom	37,510	b	1,062,283
Windstream Holdings	80,420	a	648,989
			6,474,357
Transportation--1.8%
C.H. Robinson Worldwide	19,260	a	1,129,214
Copa Holdings, Cl. A	3,230		489,087
Delta Air Lines	85,620		2,481,268
Expeditors International of
Washington	26,100		1,133,784
Genesee & Wyoming, Cl. A	37,242	b	3,582,680
Hertz Global Holdings	23,400	b	567,684
J.B. Hunt Transport Services	118,260		8,891,969
Kansas City Southern	16,650		2,014,983
Kirby	93,320	b	8,814,074
Landstar System	10,890		611,256
Southwest Airlines	62,550		1,162,805
United Continential Holdings	34,750	b	1,363,938
			32,242,742
Utilities--2.8%
AES	170,056		2,477,716
AGL Resources	7,150		332,761
Alliant Energy	43,697		2,250,395
Ameren	73,438		2,632,752
American Electric Power	53,307		2,508,627
American Water Works	22,760		963,886
Aqua America	32,225		775,656
Calpine	53,230	b	1,006,579
CenterPoint Energy	31,710		742,965
CMS Energy	50,550		1,341,597
Consolidated Edison	18,120		1,000,405
DTE Energy	20,060		1,338,804
Edison International	78,958		3,648,649
Entergy	9,580		592,906
FirstEnergy	41,430		1,351,861
Great Plains Energy	228,414		5,422,548
ITC Holdings	10,400	a	940,992
National Fuel Gas	12,450	a	840,126
NiSource	42,260		1,336,261
Northeast Utilities	37,690		1,548,305
NRG Energy	20,740		548,780
NV Energy	115,620		2,734,413
OGE Energy	37,570		1,293,159
ONEOK	16,190		940,153
Pinnacle West Capital	21,610		1,153,110
PPL	42,020		1,290,434
Public Service Enterprise Group	31,750		1,037,908
Questar	37,960		854,859
SCANA	27,690		1,306,137
Sempra Energy	21,360		1,889,078
Vectren	30,000		1,040,400
Westar Energy	46,468	a	1,457,236
Wisconsin Energy	10,730		448,192
Xcel Energy	29,560		828,271
			49,875,921
Total Common Stocks
(cost $1,364,468,856)			1,777,798,600

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,678,494)	23,678,494 [d]	23,678,494
Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $57,234,564)	57,234,564 [d]	57,234,564
Total Investments (cost $1,445,381,914)	103.1%	1,858,711,658
Liabilities, Less Cash and Receivables	(3.1%)	(55,975,265)
Net Assets	100.0%	1,802,736,393

ETF -- Exchange Traded Funds

a Security, or portion thereof, on loan. At November 30, 2013, the value of the fund's securities on loan was $68,092,686 and the value of the collateral held by the fund was $69,629,347, consisting of cash collateral of $57,234,564 and U.S.
Government & Agency securities valued at $12,394,783.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $413,329,744 of which $421,333,916 related to appreciated investment securities and $8,004,172 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.5
Diversified Financials	7.7
Software & Services	7.3
Health Care Equipment & Services	7.1
Retailing	6.3
Energy	6.1
Technology Hardware & Equipment	6.0
Pharmaceuticals, Biotech & Life Sciences	5.2
Banks	4.5
Materials	4.5
Money Market Investments	4.5
Consumer Durables & Apparel	3.8
Real Estate	3.5
Insurance	3.3
Commercial & Professional Services	2.8
Exchange-Traded Funds	2.8
Food, Beverage & Tobacco	2.8
Utilities	2.7
Automobiles & Components	2.5
Semiconductors & Semiconductor Equipment	2.1
Media	1.8
Transportation	1.8
Consumer Services	1.4
Household & Personal Products	1.0
Food & Staples Retailing	.6
Telecommunication Services	.4
Capital Spending	.1
103.1

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,703,634,985	-	-	1,703,634,985
Equity Securities - Foreign Common Stocks+	23,666,927	-	-	23,666,927
Exchange-Traded Funds	50,496,688	-	-	50,496,688
Mutual Funds	80,913,058	-	-	80,913,058

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
November 30, 2013 (Unaudited)

Negotiable Bank Certificates of Deposit--11.6%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 2/10/14	18,000,000		18,000,000
Citibank N.A.
0.19%, 2/21/14	15,000,000		15,000,000
Mizuho Bank (Yankee)
0.22%, 1/23/14	15,000,000		15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $48,000,000)			48,000,000
Commercial Paper--29.0%
BNP Paribas Finance Inc.
0.10%, 12/2/13	15,000,000		14,999,958
Credit Agricole NA
0.11%, 12/2/13	15,000,000		14,999,954
General Electric Capital Corp.
0.22%, 12/9/13	15,000,000		14,999,267
National Australia Funding (DE) Inc.
0.20%, 12/16/13	15,000,000	a,b	15,000,000
Natixis US Finance Company LLC
0.08%, 12/2/13	15,000,000		14,999,967
Nordea Bank AB
0.18%, 3/7/14	15,000,000	b	14,992,800
Rabobank USA Financial Corp.
0.22%, 4/30/14	15,000,000		14,986,250
Societe Generale N.A. Inc.
0.09%, 12/2/13	15,000,000		14,999,962
Total Commercial Paper
(cost $119,978,158)			119,978,158
Asset-Backed Commercial Paper--22.9%
Alpine Securitization Corp.
0.04% - 0.17%, 12/2/13 - 1/27/14	20,000,000	b	19,995,957
Collateralized Commercial Paper Program Co., LLC
0.28%, 4/1/14	15,000,000		14,985,883
FCAR Owner Trust, Ser. II
0.21%, 12/6/13	15,000,000		14,999,563
Liberty Street Funding LLC
0.14%, 12/20/13	15,000,000	b	14,998,892
Northern Pines Funding LLC
0.21%, 12/3/13	15,000,000	b	14,999,825
Regency Markets No. 1 LLC
0.14%, 12/20/13	15,000,000	b	14,998,892
Total Asset-Backed Commercial Paper
(cost $94,979,012)			94,979,012
Time Deposits--16.9%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.06%, 12/2/13	15,000,000		15,000,000
DnB Bank (Grand Cayman)

0.04%, 12/2/13	20,000,000	20,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.06%, 12/2/13	20,000,000	20,000,000
Swedbank (Grand Cayman)
0.04%, 12/2/13	15,000,000	15,000,000
Total Time Deposits
(cost $70,000,000)		70,000,000
U.S. Treasury Bills--9.6%
0.09%, 4/17/14
(cost $39,987,061)	40,000,000	39,987,061
U.S. Treasury Notes--6.1%
0.10%, 2/28/14
(cost $25,108,681)	25,000,000	25,108,681
Repurchase Agreement--3.6%
Citigroup Global Markets Holdings Inc.
0.08% dated 11/29/13, due 12/2/13 in the amount of
$15,000,100 (fully collateralized by $16,050,400 U.S.
Treasury Notes, 0.75%-1.13%, due 12/31/17-4/30/20,
value $15,300,070)
(cost $15,000,000)	15,000,000	15,000,000
Total Investments (cost $413,052,912)	99.7%	413,052,912
Cash and Receivables (Net)	.3%	1,265,128
Net Assets	100.0%	414,318,040

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities amounted to $94,986,366 or 22.9% of net assets.

At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	413,052,912
Level 3 - Significant Unobservable Inputs	-
Total	413,052,912

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--106.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.7%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	3,850,000		3,846,496
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000		5,009,000
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/44	1,000,000		940,180
Jefferson County,
Subordinate Lien Sewer Revenue
Warrants	6.00	10/1/42	5,000,000		4,590,800
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Corp.)	6.75	7/1/33	1,100,000		1,237,159
Arizona--1.1%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000		861,368
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)	5.00	2/1/42	6,000,000		5,504,220
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)	5.00	2/1/43	1,500,000		1,366,260
University Medical Center
Corporation, HR	6.00	7/1/39	2,500,000		2,578,900
Arkansas--.4%
Pulaski County Public Facilities
Board, Health Facilities
Revenue (Carti Project)	5.50	7/1/43	3,500,000		3,506,265
California--17.3%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.13	4/1/39	5,000,000	a	5,274,150
California,
GO (Various Purpose)	6.50	4/1/33	6,700,000		7,965,027
California,

GO (Various Purpose)	5.50	3/1/40	7,950,000		8,599,118
California,
GO (Various Purpose)	5.00	9/1/41	5,000,000		5,089,700
California Educational Facilities
Authority, Revenue (Claremont
McKenna College)	5.00	1/1/42	3,900,000		4,002,999
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	490,000		560,335
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	b	12,542
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,299,238
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.25	10/1/34	750,000		781,230
California Municipal Finance
Authority, Charter School
Revenue (Partnerships to
Uplift Communities Project)	5.00	8/1/32	675,000		594,911
California Municipal Finance
Authority, Revenue (Emerson
College Issue)	6.00	1/1/42	6,000,000		6,544,860
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	300,000		334,731
California Pollution Control
Financing Authority, Water
Furnishing Revenue (San Diego
County Water Authority
Desalination Project Pipeline)	5.00	11/21/45	6,000,000		5,337,060
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,062,520
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,230,000		2,584,994
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000		6,800,520
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	5.38	5/15/38	1,500,000		1,502,250
Capistrano Unified School District

Community Facilities District
Number 90-2, Special Tax Bonds
(Improvement Area Number
2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		4,015,040
Desert Community College District,
GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/37	6,800,000		6,997,676
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	3,300,000		3,637,491
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,000,000		2,070,380
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/30	2,000,000		2,053,280
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/29	2,080,000	c	920,483
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/33	4,380,000	c	1,533,394
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	4.00	9/2/29	1,000,000		952,630
JPMorgan Chase Putters/Drivers
Trust (Series 3847) (Los
Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport))	5.25	5/15/18	10,000,000 a,d,e		11,360,900
Los Angeles County Public Works
Financing Authority, LR
(Multiple Capitals Projects II)	5.00	8/1/37	2,500,000		2,529,650
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000		1,054,930
Metropolitan Water District of
Southern California, Water
Revenue (Build America Bonds)	6.54	7/1/39	4,600,000		5,016,990
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/32	2,500,000	c	916,000
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)
(Prerefunded)	6.00	12/1/21	4,630,000	b	5,915,242
Northern California Gas Authority
Number 1, Gas Project Revenue	0.89	7/1/27	660,000	f	533,709
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	10,000,000		11,306,700
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/30	2,000,000		2,224,500
Riverside County Transportation

Commission, Sales Tax Revenue	5.25	6/1/31	2,000,000		2,209,400
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/33	2,000,000		2,197,720
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/44	2,000,000	a	2,008,700
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/48	5,000,000	a	4,983,550
Sacramento Transportation
Authority, Limited Tax Measure
A Sales Tax Revenue	5.00	10/1/26	1,250,000		1,396,725
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000		2,181,740
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	c	2,504,920
San Francisco City and County,
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/38	2,000,000	c	399,120
San Francisco City and County,
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/43	2,835,000	c	401,152
San Francisco City and County,
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,358,500
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000		1,050,920
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	9,250,000		10,569,975
Colorado--.4%
City and County of Denver,
Airport System Revenue	5.00	11/15/21	1,500,000	a	1,693,080
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public
Finance Guarantee Corp.)	5.25	11/15/19	1,000,000	a	1,128,440
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000		582,820
Connecticut--.8%
Bridgeport,
GO	5.00	2/15/32	2,175,000		2,218,870
Connecticut Health and Educational

Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	5,000,000		5,352,650
Delaware--1.4%
JPMorgan Chase Putters/Drivers
Trust (Series 4359)
(University of Delaware,
Revenue)	5.00	5/1/21	12,230,000	d,e	12,935,667
District of Columbia--1.0%
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/32	3,000,000		2,685,930
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/42	2,000,000		1,683,140
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/33	1,100,000		1,137,290
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/43	1,700,000		1,726,044
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/48	1,450,000		1,461,600
Florida--3.8%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,675,000		1,809,385
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000		1,138,510
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	5.25	4/1/42	1,100,000		1,085,546
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/30	500,000		518,775
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000	a	1,248,396
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000	a	14,710,659
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000		635,670
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	650,000	a	655,414
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/29	10,000,000	a	10,642,000

Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,044,060
Georgia--.3%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000		1,173,850
DeKalb County,
GO	5.00	1/1/19	500,000		501,890
DeKalb County,
GO (Special Transportation,
Parks and Greenspace and
Libraries Tax District)	5.00	12/1/18	750,000		806,580
Hawaii--3.5%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,509,820
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.13	11/15/32	1,000,000		1,005,690
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.25	11/15/37	1,000,000		1,001,040
JPMorgan Chase Putters/Drivers
Trust (Series 4007) (Hawaii,
GO)	5.00	12/1/19	20,000,000	d,e	23,077,738
Illinois--4.6%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)
(Insured; Assured Guaranty
Municial Corp.)	5.50	1/1/43	4,000,000	a	4,028,200
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.75	1/1/39	2,500,000	a	2,600,050
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000	a	5,610,600
Illinois,
GO	5.50	7/1/33	2,500,000		2,546,500
Illinois,
GO	5.50	7/1/38	2,500,000		2,503,550
Illinois Finance Authority,
Revenue (Benedictine
University Project)	6.25	10/1/33	2,760,000		2,861,706
Illinois Finance Authority,
Revenue (Franciscan

Communities, Inc.)	5.13	5/15/43	2,650,000		2,204,509
Illinois Finance Authority,
Revenue (Franciscan
Communities, Inc.)	5.25	5/15/47	4,250,000		3,528,690
Illinois Finance Authority,
Revenue (Lutheran Home and
Services Obligated Group)	5.63	5/15/42	3,000,000		2,673,840
Illinois Finance Authority,
Revenue (Northwestern Memorial
HealthCare)	5.00	8/15/43	1,500,000		1,479,315
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	5.50	7/1/28	1,360,000		1,403,384
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.50	7/1/34	2,140,000		2,263,328
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	5,000,000		5,201,100
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000		1,056,500
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	0.00	6/15/26	2,000,000	a,c	1,060,620
Indiana--.7%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.25	1/1/31	6,000,000		6,375,900
Iowa--.6%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health Project)	5.25	2/15/44	5,000,000		5,035,900
Kentucky--.2%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	1,500,000		1,742,745
Louisiana--1.7%
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,333,550
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	4,000,000		4,555,440
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000		1,071,560
Louisiana State University and
Agricultural Mechanical
College Board of Supervisors,
Auxiliary Revenue	5.00	7/1/37	2,000,000		2,053,580
New Orleans Aviation Board,
Revenue (Insured; Assured

Guaranty Corp.)	6.00	1/1/23	2,000,000		2,263,000
Maine--.8%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000		851,293
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,500,000		2,601,975
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.00	7/1/41	3,950,000		4,175,387
Maryland--4.1%
Maryland,
GO (State and Local Facilities
Loan)	4.00	3/15/25	27,810,000		29,606,804
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000	a	3,540,250
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000	a	1,042,460
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000		2,352,260
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000		249,635
Massachusetts--4.6%
JPMorgan Chase Putters/Drivers
Trust (Series 3896)
(Massachusetts, GO
(Consolidated Loan))	5.00	4/1/19	15,000,000	d,e	17,330,062
JPMorgan Chase Putters/Drivers
Trust (Series 4357)
(Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue)	5.00	8/15/20	10,000,000	d,e	10,913,290
Massachusetts Development Finance
Agency, HR (Cape Cod
Healthcare Obligated Group
Issue)	5.25	11/15/41	4,370,000		4,401,945
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000		3,559,216
Massachusetts Development Finance

Agency, Revenue (Tufts Medical
Center Issue)	6.75	1/1/36	1,165,000		1,294,536
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000		1,116,070
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000		609,245
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,180,000		1,295,817
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	820,000	b	935,694
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,186
Michigan--1.4%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000		942,761
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	6,760,000		7,015,866
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,053,760
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/19	1,000,000		1,097,340
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/20	500,000		544,945
Minnesota--3.7%
JPMorgan Chase Putters/Drivers
Trust (Series 3844)
(Minnesota, GO (Various
Purpose))	5.00	8/1/18	17,125,000	d,e	20,167,202
JPMorgan Chase Putters/Drivers
Trust (Series 3845)
(Minnesota, GO (Various
Purpose))	5.00	8/1/18	10,000,000	d,e	11,952,800
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000		1,163,180
Mississippi--.4%
Mississippi Development Bank,
Special Obligation Revenue
(Jackson, Water and Sewer
System Revenue Bond Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.88	12/1/40	1,625,000		1,932,824

Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,537,845
Nevada--1.2%
Clark County,
Airport System Revenue (Build
America Bonds)	6.88	7/1/42	10,000,000	a	10,873,800
New Hampshire--1.2%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	0.12	5/1/21	12,250,000	f	11,208,750
New Jersey--6.3%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,061,080
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/26	2,500,000		2,588,650
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/28	2,000,000		2,015,160
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.13	1/1/34	5,325,000		5,262,271
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	5,500,000		5,424,045
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/26	7,000,000		7,697,970
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	12/15/20	5,000,000		5,879,500
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	2,000,000	b	2,628,800
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,540,410
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	8,500,000	a	9,772,875
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000	a,c	2,211,350
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/28	10,000,000	a	10,787,000

New York--14.7%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	4,225,000		4,687,511
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	9,500,000		9,995,425
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.25	7/15/40	6,000,000		6,316,920
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.38	7/15/43	4,000,000		4,226,480
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,000,000		5,344,150
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	0.00	11/15/30	10,000,000	c	4,701,100
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	665,000	a	777,385
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.33	11/1/22	12,025,000	a,f	11,604,125
New York City,
GO	6.00	10/15/23	500,000		597,515
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Corp.)	6.50	1/1/46	325,000		353,025
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,300,000		1,485,211
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	1.98	3/1/20	5,000,000	f	4,543,400
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931)	5.75	12/15/16	9,000,000	d,e	9,986,400
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931-1)	5.75	12/15/16	5,090,000	d,e	5,647,864
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General

Resolution Revenue	5.00	6/15/34	10,000,000		10,639,700
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.75	11/15/51	5,000,000		5,338,350
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	3/15/44	2,000,000		1,924,420
New York State Dormitory
Authority, Revenue (Pace
University)	5.00	5/1/38	500,000		471,730
New York State Dormitory
Authority, Revenue (Pace
University)	4.25	5/1/42	1,000,000		814,010
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/40	500,000		497,050
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,118,070
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Citigroup
Series RR II R-14007-1)	5.00	11/15/19	10,000,000	d,e	11,473,200
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.46	4/1/34	17,410,000	f	15,320,800
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/42	5,000,000	a	5,359,550
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/27	2,000,000	a,c	1,099,300
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/28	4,715,000	a,c	2,431,714
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/30	2,415,000	a,c	1,085,542
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	4,000,000	a,c	1,602,160
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/31	5,000,000	a,c	2,115,900
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	3,000,000	a,c	1,200,930
North Carolina--1.4%
North Carolina Eastern Municipal

Power Agency, Power System
Revenue	5.00	1/1/26	11,415,000		12,239,505
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/19	250,000		273,527
Ohio--.8%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000		1,126,240
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Kenyon
College Project)	5.00	7/1/37	4,500,000		4,575,240
Ohio Turnpike and Infrastructure
Commission, Turnpike Junior
Lien Revenue (Infrastructure
Projects)	0/5.70	2/15/34	3,000,000	a,g	1,862,010
Oregon--.2%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000		2,178,560
Pennsylvania--1.6%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000		913,110
JPMorgan Chase Putters/Drivers
Trust (Series 4358)
(Commonwealth Financing
Authority of Pennsylvania,
Revenue)	5.00	6/1/20	10,000,000	d,e	10,048,100
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania)	5.00	7/1/32	650,000		651,774
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000		2,695,962
South Carolina--1.4%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	10,635,000		10,902,896
Spartanburg Sanitary Sewer
District, Sewer System Revenue	5.00	3/1/38	2,000,000		2,052,020
Texas--15.2%
Central Texas Regional Mobility
Authority, Senior Lien Revenue	6.00	1/1/41	5,000,000	a	5,100,750
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.50	8/15/31	1,250,000		1,269,250
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/32	2,745,000		2,638,329

Clifton Higher Education Finance
Corporation, Education Revenue
IDEA Public Schools)	6.00	8/15/33	1,500,000		1,589,385
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.75	8/15/41	1,000,000		1,015,250
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/42	2,750,000		2,522,795
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/43	2,770,000		2,881,493
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	3.95	12/1/32	1,800,000		1,433,700
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/32	10,000,000	a	9,939,100
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,124,560
Grand Parkway Transportation
Corporation, Grand Parkway
System First Tier Toll Revenue	5.50	4/1/53	4,500,000	a	4,379,670
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,500,000	a,g	1,546,875
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,000,000	a,g	1,247,520
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.45	10/1/34	2,235,000	a,g	1,374,369
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (Young
Men's Christian Association of
the Greater Houston Area)	5.00	6/1/38	2,500,000		2,304,450
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	b	1,280,150
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/32	500,000	a	501,015
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured

Guaranty Municipal Corp.)	0.12	7/1/30	350,000	a,f	316,750
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.22	7/1/30	11,525,000	a,f	10,430,125
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.22	7/1/30	3,800,000	a,f	3,439,000
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/30	5,350,000		5,814,220
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	915,000		1,016,464
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/31	2,800,000		3,084,004
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.88	5/15/41	3,000,000		3,354,090
Matagorda County Navigation
District Number 1, PCR (AEP
Texas Central Company Project)	4.00	6/1/30	7,000,000		6,241,340
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	4.88	12/1/32	1,630,000		1,542,045
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000	a	7,582,400
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	20,000,000	a	21,499,000
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	7,000,000	a	7,674,240
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners 3 LLC
Segments 3A and 3B Facility)	7.00	12/31/38	10,000,000	a	10,752,100
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners 3 LLC
Segments 3A and 3B Facility)	6.75	6/30/43	5,000,000	a	5,246,950
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners

LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000	a	2,813,175
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	3,500,000	a	3,458,350
Virginia--1.7%
Chesapeake,
Transportation System Senior
Toll Road Revenue	0/4.88	7/15/40	2,000,000	a,g	907,960
Chesapeake,
Transportation System Senior
Toll Road Revenue	5.00	7/15/47	2,000,000	a	1,911,740
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	1/1/40	7,510,000	a	6,781,380
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.25	1/1/32	4,000,000	a	3,962,960
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	6.00	1/1/37	2,000,000	a	2,066,220
Washington--.3%
Washington,
GO (Motor Vehicle Fuel Tax)	4.00	8/1/29	3,000,000		3,028,380
Wisconsin--.6%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	e	1,431,861
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000		1,161,010
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000		1,656,240
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000		1,115,330
U.S. Related--4.9%
A.B. Won International Airport
Authority of Guam, General
Revenue	6.25	10/1/34	1,000,000	a	1,041,650
A.B. Won International Airport
Authority of Guam, General
Revenue	6.38	10/1/43	1,000,000	a	1,035,730
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000	a	2,061,240
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000	a	2,049,540
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,725,500

Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,329,050
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,174,980
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000		1,032,580
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/21	500,000		453,365
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,000,000		1,495,760
Puerto Rico Electric Power
Authority, Power Revenue	6.75	7/1/36	10,000,000		8,228,400
Puerto Rico Electric Power
Authority, Power Revenue	7.00	7/1/43	7,235,000		6,052,801
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000		725,970
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	10,000,000	g	7,415,200
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	g	407,055
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000		2,173,280
Total Long-Term Municipal Investments
(cost $938,813,317)					956,114,657
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)		Value ($)
Kentucky--.0%
Trimble County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.05	12/2/13	300,000	h	300,000
Louisiana--.4%
Louisiana Public Facilities
Authority, HR, Refunding
(Franciscan Missionaries of
Our Lady Health System
Project) (LOC; U.S. Bank NA)	0.05	12/2/13	3,500,000	h	3,500,000
Missouri--.1%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	12/2/13	900,000	h	900,000
Missouri Health and Educational
Facilities Authority, Health

Facilities Revenue (SSM Health
Care) (LOC; PNC Bank NA)	0.04	12/2/13	100,000	h	100,000
Ohio--.3%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	0.07	12/2/13	2,750,000	h	2,750,000
Vermont--.6%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Landmark College
Project) (LOC; TD Bank)	0.06	12/2/13	1,100,000	h	1,100,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Northeastern Vermont
Regional Hospital Project)
(LOC; TD Bank)	0.06	12/2/13	1,500,000	h	1,500,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.06	12/2/13	2,055,000	h	2,055,000
Total Short-Term Municipal Investments
(cost $12,205,000)					12,205,000
Total Investments (cost $951,018,317)			107.4%		968,319,657
Liabilities, Less Cash and Receivables			(7.4%)		(66,817,210)
Net Assets			100.0%		901,502,447

a At November 30, 2013, the fund had $253,490,191 or 28.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation services .
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $146,325,084 or 16.2% of net assets.
f Variable rate security--interest rate subject to periodic change.
g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2013, net unrealized appreciation on investments was $17,301,340 of which $35,646,671 related to appreciated investment securities and $18,345,331 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2013 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2013 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	1,700	(215,289,063)	December 2013	(6,029,688)

U.S. Treasury Long Bonds	200	(26,443,750)	December 2013	(537,500)

U.S. Treasury Ultra Long Bonds	200	(28,106,250)	December 2013	918,750

Gross Unrealized Appreciation				918,750
Gross Unrealized Depreciation				(6,567,188)

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	968,319,657	-	968,319,657
Other Financial Instruments:
Financial Futures++	918,750	-	-	918,750
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(6,567,188)	-	-	(6,567,188)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.7%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000	1,695,420
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000	1,392,892
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,302,200
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,177,168
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,797,013
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000	13,330,463
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,615,850
Alaska--1.0%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/27	2,295,000	2,518,028
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	5,000,000	5,446,150
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	8,000,000	9,140,560
Arizona--3.5%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	2,931,825
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000	1,169,860
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic

Campus Project)	6.00	7/1/28	1,100,000		1,252,603
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000		5,594,800
Arizona Transportation Board,
Highway Revenue (Prerefunded)	5.00	7/1/16	15,000,000	a	16,760,850
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/31	4,335,000		4,686,612
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/21	3,000,000		3,575,520
Glendale,
Senior Lien Water and Sewer
Revenue Obligations	5.00	7/1/26	4,425,000		4,855,154
Phoenix,
GO	6.25	7/1/16	1,250,000		1,434,988
Phoenix Civic Improvement
Corporation, Junior Lien
Airport Revenue	5.00	7/1/29	2,500,000		2,616,925
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)
(Prerefunded)	5.00	7/1/14	6,000,000	a	6,171,780
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/26	2,000,000		2,255,620
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000		2,362,298
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	5,850,000		6,214,455
California--16.9%
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	5,000,000		5,460,350
California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000		3,034,547
California,
GO	0.73	5/1/15	7,500,000	b	7,528,500
California,
GO (Various Purpose)	5.00	2/1/21	4,000,000		4,654,320
California,
GO (Various Purpose)	5.00	9/1/21	11,200,000		13,082,048
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000		5,840,200
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		5,769,150
California,
GO (Various Purpose)	5.00	10/1/26	3,350,000		3,703,626
California,
GO (Various Purpose)	5.25	9/1/29	20,000,000		22,001,800
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		13,311,451

California,
GO (Various Purpose)	6.50	4/1/33	8,750,000		10,402,087
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		8,599,117
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000		5,803,900
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000		13,910,031
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000		6,014,650
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,500,000		1,701,240
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000		1,780,944
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000		10,042,920
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000		4,596,840
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,440,000		3,933,778
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	a	75,250
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	10/17/17	5,000,000		5,773,850
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)
(Prerefunded)	6.00	2/1/15	8,000,000	a	8,541,680
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.00	1/1/22	2,250,000		2,334,442
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.00	7/1/27	2,000,000		2,039,900
California State Public Works
Board, LR (Department of
General Services) (Capitol

East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000		5,017,950
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.00	12/1/23	4,000,000		4,013,560
California State Public Works
Board, LR (Various Capital
Projects)	5.00	4/1/19	8,760,000		10,187,092
California State Public Works
Board, LR (Various Capital
Projects)	5.00	10/1/20	2,000,000		2,322,660
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/20	1,350,000		1,567,553
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	4,325,000		5,124,390
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	2,675,000		2,892,504
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/20	7,165,000		8,595,922
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000		17,632,117
Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000		2,708,458
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000		2,276,420
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/33	4,000,000	c	1,378,280
Port of Oakland,
Revenue	5.00	5/1/18	1,835,000		2,088,083
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,562,210
Port of Oakland,
Revenue	5.00	5/1/20	3,000,000		3,391,770
Port of Oakland,
Revenue	5.00	5/1/21	2,785,000		3,104,245
Port of Oakland,

Revenue	5.00	5/1/23	1,875,000		2,038,294
Rancho Santiago Community College
District, GO	5.00	9/1/25	8,000,000		9,164,400
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/25	4,635,000		5,420,262
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/28	5,000,000		5,631,600
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento County
Sanitation District) (Insured;
FGIC)	0.70	12/1/35	10,000,000	b	7,594,700
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.73	6/1/34	8,000,000	b	6,035,840
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/25	5,000,000		5,519,750
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/26	5,000,000		5,481,950
Southern California Public Power
Authority, Gas Project Revenue
(Project Number 1)	5.25	11/1/20	4,000,000		4,460,640
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000		397,239
Colorado--4.6%
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public
Finance GuaranteeCorp.)	5.25	11/15/19	4,445,000		5,015,916
City and County of Denver,
GO (Better Denver and
Refunding Bonds)	5.00	8/1/17	5,000,000		5,782,050
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000		2,331,280
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000		1,783,840
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	280,000		285,564
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)
(Prerefunded)	5.00	1/15/15	970,000	a	1,021,623
E-470 Public Highway Authority,
Senior Revenue (Insured;

National Public Finance
Guarantee Corp.)	5.00	9/1/16	3,565,000		3,835,441
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000		5,412,550
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.81	9/1/17	5,000,000	b	5,026,650
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/17	3,500,000		3,807,090
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.45	6/15/16	7,690,000	a	8,653,557
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	7,345,000	a	8,311,675
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.55	6/15/16	10,960,000	a	12,360,907
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	2,220,000		2,479,851
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	5,350,000		6,235,211
Regional Transportation District,
COP	5.00	6/1/19	1,750,000		2,018,345
Regional Transportation District,
COP	5.00	6/1/20	2,700,000		3,098,466
Regional Transportation District,
COP	5.50	6/1/22	2,200,000		2,503,380
Connecticut--1.1%
Connecticut,
GO	5.00	4/15/22	5,000,000		5,857,550
Connecticut,
GO	5.00	5/15/23	10,000,000		11,449,900
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,769,265
Delaware--.7%
Delaware,
GO	5.00	2/1/23	5,000,000		5,827,150
University of Delaware,
Revenue	5.00	11/1/27	5,440,000		6,172,496
District of Columbia--.7%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	2.83	6/1/16	5,000,000	b	5,218,750
Metropolitan Washington Airports
Authority, Airport System

Revenue	5.00	10/1/23	4,250,000	4,692,765
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	2,500,000	2,722,375
Florida--5.6%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,749,737
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000	2,784,950
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000	10,731,200
Florida Municipal Loan Council,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	45,000	45,205
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,818,386
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,956,284
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/17	2,000,000	2,291,360
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/21	2,500,000	2,856,250
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/18	8,500,000	9,956,050
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/21	2,000,000	2,280,800
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000	1,841,466
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/24	1,000,000	1,127,820
Lee County,
Airport Revenue	5.50	10/1/23	2,500,000	2,759,650
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000	5,459,300
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	4,175,000	4,610,578
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/22	2,000,000	2,132,720
Orlando Utilities Commission,

Utility System Revenue	2.24	10/1/16	13,400,000	b	13,860,022
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/21	3,000,000		3,549,540
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/24	1,790,000		1,886,230
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/25	6,170,000		6,457,522
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/28	2,105,000		2,165,456
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/29	1,085,000		1,109,076
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	245,000	a	292,366
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	240,000	a	286,399
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	210,000	a	250,599
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	725,000	a	865,164
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000		5,919,900
Georgia--1.7%
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000		5,043,200
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		7,043,100
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.) (Prerefunded)	5.75	1/1/14	5,000,000	a	5,025,100
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000		1,040,420
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		3,721,480

Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	d	251,007
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,761,200
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000		2,155,440
Hawaii--.7%
Hawaii,
GO	5.00	12/1/16	5,000,000		5,662,850
Hawaii,
GO	5.00	12/1/17	5,000,000		5,822,050
Idaho--.7%
University of Idaho Regents,
General Revenue	5.25	4/1/21	10,200,000		11,699,808
Illinois--5.9%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/22	4,615,000		5,202,766
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/25	7,055,000		7,593,508
Chicago,
GO	5.00	1/1/20	5,000,000		5,342,850
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000		1,206,037
Cook County,
GO	5.00	11/15/24	7,500,000		7,954,275
Illinois,
GO	5.00	8/1/18	19,900,000		22,154,869
Illinois,
GO	5.00	8/1/19	10,000,000		11,126,800
Illinois,
GO	5.00	9/1/19	7,500,000		7,699,500
Illinois,
GO	5.50	7/1/25	7,000,000		7,458,710
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000		5,494,200
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000		2,707,050
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	3,500,000		3,715,880
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement

Revenue	6.25	6/1/24	10,000,000	10,783,400
Will County Forest Preserve
District, GO Unlimited Tax
Bonds	5.00	12/15/20	4,000,000	4,659,040
Indiana--.1%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,066,230
Kansas--1.7%
Harvey County Unified School
District Number 373, GO
Improvement Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/21	1,700,000	1,904,697
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/21	3,370,000	3,694,160
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	9,416,135
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/22	8,390,000	9,736,763
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	4,700,000	5,104,294
Kentucky--.2%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	1,580,000	1,604,079
Kentucky Property and Buildings
Commission, Revenue (Project
Number 100)	5.00	8/1/21	1,785,000	2,072,778
Louisiana--2.2%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,000,000	4,570,960
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000	5,938,625
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	14,500,000	16,513,470
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000	5,607,400
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000	2,143,120
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/28	3,650,000	3,848,889

Maryland--2.2%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/28	2,480,000		2,794,588
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/29	4,640,000		5,190,165
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/30	4,640,000		5,154,994
Howard County,
Consolidated Public
Improvement GO	5.00	8/15/17	5,030,000		5,823,130
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	12/1/21	16,300,000		19,549,242
Massachusetts--1.5%
Massachusetts,
GO	0.62	11/1/18	2,000,000	b	1,982,000
Massachusetts,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/20	3,285,000		4,021,070
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	1,320,000		1,350,571
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000		2,436,980
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	2,950,000		3,259,396
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	885,000		971,863
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	615,000	a	701,770
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	2,050,000	a	2,339,234
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		350,035
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000		6,835,440
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	60,000		62,536

Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	190,000	a	205,306
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	1,250,000	a	1,350,700
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000		284,130
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,417
Michigan--1.1%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		7,403,410
Michigan,
Grant Anticipation Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.25	9/15/23	7,500,000		8,223,675
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000		2,704,872
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000		1,094,020
Minnesota--1.2%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000		13,958,160
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000		7,001,820
Mississippi--.1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	870,000		924,288
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000		449,188
Missouri--.5%
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000		1,268,575
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,550,000		1,854,234

Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/22	1,750,000		2,092,265
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,200,000		2,635,248
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000		863,370
Nebraska--.1%
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)
(Escrowed to Maturity)	6.50	12/1/16	1,000,000		1,177,330
Nevada--1.5%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	10,000,000		10,689,700
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000		14,619,951
New Hampshire--.1%
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000		1,018,390
New Jersey--5.4%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000		1,132,630
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,526,800
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,526,800
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	2,500,000	a	2,763,400
Garden State Preservation Trust,
Open Space and Farmland

Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,526,800
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Escrowed to Maturity)	5.38	6/15/15	4,400,000		4,746,764
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	2.02	2/1/18	10,000,000	b	10,350,700
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/20	5,555,000		6,434,134
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/25	13,000,000		14,403,610
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/23	10,000,000		11,776,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	2,000,000	a	2,119,840
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	1,000,000	a	1,059,920
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	3,750,000	a	4,929,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,003,649
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/24	1,000,000		1,074,690
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,275,500
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	10,000,000	c	4,422,700
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		5,396,350
Rutgers, The State University,
GO	5.00	5/1/21	2,000,000		2,347,720
New Mexico--.4%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC) (Prerefunded)	5.25	6/1/14	1,000,000	a	1,025,860

New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/18	5,000,000		5,872,750
New York--6.3%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000		1,109,470
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000		1,034,170
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000		3,104,986
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000		1,770,855
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/24	5,000,000		5,486,800
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000		14,028,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.33	11/1/22	9,625,000	b	9,288,125
New York City,
GO	5.13	12/1/24	5,000,000		5,696,400
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/23	13,000,000		14,918,800
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000		1,059,940
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000		223,956
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/35	4,190,000		4,313,354
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	12/15/24	7,000,000		8,021,230
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	12/15/25	8,000,000		9,045,760
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000		5,528,700
New York State Thruway Authority,

Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000		5,710,000
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000		5,074,695
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,440,000		5,809,430
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	3,900,000		3,933,657
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/29	10,000,000	c	4,828,400
North Carolina--3.3%
North Carolina,
GO	5.00	5/1/21	1,500,000		1,799,100
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000		8,999,520
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000		5,618,100
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000		19,300,140
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Escrowed to Maturity)	5.00	1/1/17	8,050,000		8,847,272
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000		5,988,345
Wake County,
LOR	5.00	1/1/24	5,955,000		6,963,122
Ohio--.7%
Columbus,
GO (Various Purpose Limited
Tax)	5.00	7/1/21	3,005,000		3,583,252
Hamilton County,
Sewer System Improvement
Revenue (The Metropolitan
Sewer District of Greater
Cincinnati)	5.00	12/1/26	3,500,000		3,964,415
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000		3,557,975
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	370,000		383,054

Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	945,378
Oregon--2.6%
Oregon,
GO	5.00	11/1/18	5,000,000	5,897,450
Oregon,
GO	5.00	11/1/19	5,000,000	5,951,500
Oregon,
GO	5.00	11/1/20	3,100,000	3,697,153
Oregon,
GO (Oregon Department of
Transportation Project)	5.00	5/1/17	7,565,000	8,666,086
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue	5.00	11/1/18	5,000,000	5,670,700
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue	3.00	11/1/19	15,000,000	15,855,300
Pennsylvania--1.7%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,741,144
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	5,110,000	5,355,280
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,689,400
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000	4,218,532
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000	4,250,959
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,283,079
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/22	1,000,000	1,116,080
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/24	1,750,000	1,880,043
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/25	2,750,000	2,918,245
South Carolina--.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,582,270
Newberry Investing in Children's

Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000		1,067,200
South Dakota--.1%
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/25	1,800,000		1,943,298
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/27	500,000		529,945
Tennessee--.7%
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/25	10,000,000		11,531,500
Texas--7.9%
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/23	1,100,000		1,165,989
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/26	3,000,000		3,179,100
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/27	3,400,000		3,574,998
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,124,560
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		14,283,000
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		15,747,867
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	a	6,400,750
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,825,000
Houston,
Public Improvement GO
(Insured; AMBAC) (Prerefunded)	5.00	9/1/15	3,895,000	a	4,215,870
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000		2,657,250
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000	c	1,487,181
Lower Colorado River Authority,
Junior Lien Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	5.00	1/1/15	1,135,000		1,193,906
Lower Colorado River Authority,

Revenue	5.00	5/15/16	13,950,000		15,450,741
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	15,000		16,663
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	35,000		38,880
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000		5,693,400
San Antonio,
Electric and Gas Systems
Revenue (Prerefunded)	5.00	2/1/16	10,000,000	a	11,001,000
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000		10,969,094
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/17	7,500,000		8,203,725
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	1/1/20	5,325,000		5,420,424
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000		16,974,750
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	3,650,000		4,159,504
Utah--1.7%
Utah,
GO	5.00	7/1/20	20,000,000		23,980,400
Utah Associated Municipal Power
Systems, Revenue (Payson Power
Project)	5.00	4/1/22	5,675,000		6,445,608
Virginia--2.8%
Virginia,
GO	5.00	6/1/23	5,490,000		6,448,664
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/19	7,000,000		8,229,200
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000		2,643,647
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000		12,983,844
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/18	8,370,000		9,840,442
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/19	6,950,000		8,229,843

Washington--2.3%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/20	10,955,000		12,985,509
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000		6,018,075
Washington Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/22	5,000,000		5,768,850
Washington,
Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/23	5,000,000		5,729,200
Washington,
Motor Vehicle Fuel Tax GO	5.00	8/1/23	3,570,000		4,127,884
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/21	5,000,000		5,738,900
West Virginia--.2%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	2,870,000		2,954,722
Wisconsin--1.1%
Wisconsin,
GO	5.00	5/1/20	5,800,000		6,666,810
Wisconsin,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	7/1/15	11,825,000	a	12,712,112
U.S. Related--2.4%
A.B. Won International Airport
Authority of Guam, General
Revenue	5.00	10/1/23	1,625,000		1,660,376
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000		1,019,710
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/19	5,715,000		4,821,860
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000		4,311,250
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000		3,712,150
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000		3,813,762
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000		3,999,440
Puerto Rico Public Buildings
Authority, Government

Facilities Revenue	5.50	7/1/14	1,000,000		988,390
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/15	995,000		971,100
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/16	1,995,000		1,838,432
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/17	1,940,000		1,734,263
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	2,500,000		2,016,975
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.50	7/1/15	5,000		5,395
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.50	7/1/16	5,000		5,615
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.75	7/1/17	5,000		5,894
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000	e	8,156,720
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000	e	1,356,850
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000		2,140,700
Total Long-Term Municipal Investments
(cost $1,630,702,766)					1,697,473,850
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.0%	Rate (%)	Date	Amount ($)		Value ($)
Florida--.2%
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Company)	0.05	12/2/13	3,900,000	f	3,900,000
Iowa--.7%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.06	12/2/13	2,315,000	f	2,315,000
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.07	12/2/13	5,205,000	f	5,205,000
Iowa Finance Authority,

Private College Revenue
(Central College Project)
(LOC; Wells Fargo Bank)	0.06	12/2/13	3,900,000	f	3,900,000
Kentucky--.3%
Christian County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.05	12/2/13	1,800,000	f	1,800,000
Trimble County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.05	12/2/13	3,200,000	f	3,200,000
Massachusetts--.4%
Massachusetts,
GO Notes (Consolidated Loan)	0.50	12/7/13	5,000,000	f	4,991,300
Massachusetts Water Resources
Authority, Subordinated
General Revenue, Refunding
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.05	12/2/13	2,000,000	f	2,000,000
Minnesota--.1%
Center City,
Health Care Facilities Revenue
(Hazelden Foundation Project)
(LOC; U.S. Bank NA)	0.06	12/2/13	1,805,000	f	1,805,000
Missouri--.0%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	12/2/13	100,000	f	100,000
Washington--.1%
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (LOC; Barclays
Bank PLC)	0.04	12/2/13	1,000,000	f	1,000,000
Wisconsin--.2%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Meriter Hospital, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.07	12/2/13	4,295,000	f	4,295,000
Total Short-Term Municipal Investments
(cost $34,520,000)					34,511,300
Total Investments (cost $1,665,222,766)			99.2%		1,731,985,150
Cash and Receivables (Net)			.8%		13,279,819
Net Assets			100.0%		1,745,264,969

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.

d	Non-income producing--security in default.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2013, the net unrealized appreciation on investments was $66,762,384 of which $83,764,649 related to appreciated investment securities and $17,002,265 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment In Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2013

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	340	(43,057,813)	December 2013	(1,205,938)

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,731,985,150	-	1,731,985,150
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(1,205,938)	-	-	(1,205,938)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized depreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund

November 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.1%
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.10	12/7/13	7,000,000	a	7,000,000
Mobile Industrial Development
Board, Dock and Wharf Revenue,
Refunding (Holnam Inc.
Project) (LOC; Bayerische
Landesbank)	0.09	12/7/13	2,610,000	a	2,610,000

Arizona--.6%
Arizona,
Unemployment Insurance TAN	1.50	5/21/14	5,000,000		5,030,809

Colorado--7.5%
Colorado Educational and Cultural
Facilities Authority, Revenue
(The Nature Conservancy
Project)	0.05	12/7/13	9,540,000	a,b	9,540,000
Colorado Housing and Finance
Authority,
Multi-Family/Project Bonds
(Liquidity Facility; FHLB)	0.06	12/7/13	4,055,000	a	4,055,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Barclays Bank PLC)	0.06	12/7/13	2,350,000	a	2,350,000
Colorado Springs,
Utilities System Subordinate
Lien Improvement Revenue
(Liquidity Facility; Bank of
Montreal)	0.06	12/7/13	23,255,000	a	23,255,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.06	12/7/13	850,000	a	850,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.06	12/7/13	20,300,000	a	20,300,000
Traer Creek Metropolitan District,
Revenue (LOC; BNP Paribas)	0.30	12/7/13	7,630,000	a	7,630,000

Connecticut--2.9%
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.12	12/7/13	2,200,000	a,b	2,200,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of

Tokyo-Mitsubishi UFJ)	0.05	12/7/13	1,600,000	a	1,600,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.06	12/2/13	22,315,000	a	22,315,000

Florida--1.5%
Broward County Health Facilities
Authority, Revenue (Henderson
Mental Health Center, Inc.
Project) (LOC; Northern Trust
Company)	0.06	12/7/13	1,300,000	a	1,300,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-594) (University
of North Florida Financing
Corporation, Capital
Improvement Revenue (Housing
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.15	12/7/13	5,155,000 a,c,d		5,155,000
Gainesville,
IDR (Gainesville Hillel, Inc.
Project) (LOC; Northern Trust
Company)	0.06	12/7/13	3,250,000	a	3,250,000
Jacksonville,
IDR (University of Florida
Health Sciences Center Clinic)
(LOC; Branch Banking and Trust
Co.)	0.07	12/7/13	3,300,000	a	3,300,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industries, Inc. Project)
(LOC; Wells Fargo Bank)	0.15	12/7/13	950,000	a	950,000

Illinois--11.6%
Channahon,
Revenue (Morris Hospital)
(LOC; U.S. Bank NA)	0.05	12/7/13	6,655,000	a	6,655,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-472) (Village of
Bolingbrook, Will and DuPage
Counties, GO Notes) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	12/7/13	9,210,000 a,c,d		9,210,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-555) (DeWitt,
Ford, Livingston, Logan,
McLean and Tazewell Counties
and Illinois Community College
District Number 540, Community
College GO Notes) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	12/7/13	3,120,000 a,c,d		3,120,000
Galesburg,
Revenue (Knox College Project)
(LOC; PNC Bank NA)	0.07	12/7/13	3,100,000	a,b	3,100,000
Illinois Development Finance
Authority, Revenue (Evanston

Northwestern Healthcare
Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.06	12/2/13	18,900,000	a,b	18,900,000
Illinois Development Finance
Authority, Revenue (McCormick
Theological Seminary Project)
(LOC; Northern Trust Company)	0.06	12/7/13	22,435,000	a,b	22,435,000
Illinois Educational Facilities
Authority, Revenue (Lake
Forest Open Lands Association)
(LOC; Northern Trust Company)	0.07	12/7/13	1,050,000	a	1,050,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.14	12/7/13	600,000	a	600,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B.
Harris Theater for Music and
Dance Project) (LOC; PNC Bank
NA)	0.06	12/7/13	14,000,000	a	14,000,000
Illinois Finance Authority,
Revenue (Kohl Children's
Museum of Greater Chicago Inc.
Project) (LOC; Northern Trust
Company)	0.06	12/7/13	1,975,000	a	1,975,000
Illinois Finance Authority,
Revenue (Robert Morris
College) (LOC; JPMorgan Chase
Bank)	0.06	12/7/13	7,590,000	a,b	7,590,000
Illinois Finance Authority,
Revenue (Saint Ignatius
College Preparatory Project)
(LOC; PNC Bank NA)	0.07	12/7/13	13,000,000	a,b	13,000,000
Illinois Finance Authority,
Revenue (Village of Oak Park
Residence Corporation Project)
(LOC; PNC Bank NA)	0.06	12/7/13	4,300,000	a	4,300,000

Indiana--5.1%
Deutsche Bank Spears/Lifers Trust
(Series DBE-565) (Indiana Bond
Bank, Special Program Revenue)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.16	12/7/13	5,780,000 a,c,d		5,780,000
Goshen,
EDR (Goshen College Project)
(LOC; JPMorgan Chase Bank)	0.08	12/7/13	26,705,000	a,b	26,705,000
Indiana Finance Authority,
Lease Appropriation Revenue
(Stadium Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.06	12/2/13	14,100,000	a	14,100,000

Iowa--1.0%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health Project)
(LOC; Union Bank NA)	0.06	12/7/13	8,765,000	a	8,765,000

Kansas--.4%
Wamego,
PCR, Refunding (UtiliCorp
United Inc. Project) (LOC;
Bank of America)	0.13	12/7/13	3,800,000	a	3,800,000

Kentucky--.7%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Subordinated Revenue, BAN	2.00	12/4/13	5,000,000		5,000,723
Mason County National Rural
Utilities Cooperative Finance
Corporation, PCR (East
Kentucky Power Cooperative,
Inc. Project) (Liquidity
Facility; National Rural
Utilities Cooperative Finance
Corporation)	0.30	12/7/13	1,125,000	a	1,125,000
Mason County National Rural
Utilities Cooperative Finance
Corporation, PCR (East
Kentucky Power Cooperative,
Inc. Project) (Liquidity
Facility; National Rural
Utilities Cooperative Finance
Corporation)	0.30	12/7/13	450,000	a	450,000

Louisiana--1.5%
Deutsche Bank Spears/Lifers Trust
(Series DBE-577) (Jefferson
Sales Tax District, Special
Sales Tax Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	12/7/13	4,180,000 a,c,d		4,180,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.05	12/7/13	9,195,000	a,b	9,195,000

Maryland--6.5%
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.10	12/7/13	18,100,000	a	18,100,000
Maryland Economic Development
Corporation, EDR (Catholic
Relief Services Facility)
(LOC; Bank of America)	0.10	12/7/13	15,075,000	a	15,075,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Stella
Maris Issue) (LOC; M&T Trust)	0.08	12/7/13	9,695,000	a	9,695,000
Montgomery County,
EDR (George Meany Center for

Labor Studies - The National
Labor College Facility) (LOC;
Bank of America)	0.09	12/7/13	16,380,000	a,b	16,380,000

Massachusetts--1.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.09	12/7/13	14,810,000	a	14,810,000

Michigan--2.5%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.06	12/7/13	7,675,000	a,b	7,675,000
Michigan Housing Development
Authority, SFMR (Liquidity
Facility; FHLB)	0.06	12/7/13	15,000,000	a	15,000,000

Minnesota--1.1%
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	0.11	12/7/13	8,565,000	a,b	8,565,000
Saint Paul Port Authority,
Tax Increment Bonds (Westgate
Office and Industrial Center
Project) (LOC; U.S. Bank NA)	0.08	12/7/13	1,930,000	a	1,930,000

Mississippi--4.7%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.05	12/2/13	34,705,000	a	34,705,000
Mississippi Business Finance
Corporation, Revenue (Chrome
Deposit Corporation Project)
(LOC; PNC Bank NA)	0.07	12/7/13	5,895,000	a	5,895,000
Mississippi Development Bank,
Special Obligation Revenue,
Refunding (Harrison County GO
Bonds Refunding Project) (LOC;
Bank of America)	0.08	12/7/13	2,110,000	a	2,110,000

Missouri--2.5%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Barclays Bank PLC)	0.06	12/2/13	8,935,000	a,b	8,935,000
Saint Charles County Public Water
Supply District Number 2, COP
(Project Lease Agreement)	0.08	12/7/13	14,050,000	a	14,050,000

Nevada--2.4%
Clark County,

Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	3,900,000		3,937,263
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.18	12/7/13	17,975,000	a,b,c,d	17,975,000

New Jersey--4.6%
Bergenfield Borough,
GO Notes, BAN	1.00	2/28/14	6,390,000		6,395,375
Cumberland County,
GO Notes, BAN	1.50	12/27/13	1,833,000		1,834,104
Deutsche Bank Spears/Lifers Trust
(Series DBE-343) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	12/7/13	11,840,000	a,c,d	11,840,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-511) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	12/7/13	3,000,000 a,c,d		3,000,000
East Orange,
GO Notes (BAN, Special
Emergency Notes and Tax Appeal
Refunding Notes)	1.25	9/24/14	4,899,000		4,918,772
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.12	12/7/13	3,100,000	a,b	3,100,000
Sussex County Municipal Utilities
Authority, Project Note
(Paulins Kill Basin Water
Reclamation System)	1.50	2/14/14	2,750,000		2,755,791
Wood-Ridge Borough,
GO Notes, BAN	1.13	1/17/14	8,500,000		8,505,688

New York--8.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)	0.14	12/7/13	6,315,000	a	6,315,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.10	12/7/13	2,700,000	a	2,700,000

Amherst Industrial Development
Agency, Civic Facility Revenue
(Daemen College Project) (LOC;
M&T Trust)	0.10	12/7/13	11,700,000	a,b	11,700,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview,
Inc. Project) (LOC; M&T Trust)	0.10	12/7/13	8,050,000	a	8,050,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(The Canisius High School of
Buffalo, N.Y. Project) (LOC;
M&T Trust)	0.10	12/7/13	18,830,000	a,b	18,830,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.11	12/7/13	3,700,000	a	3,700,000
New York State Dormitory
Authority, Revenue (Beverwyck,
Inc.) (LOC; Bank of America)	0.13	12/7/13	3,700,000	a	3,700,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.15	12/7/13	7,800,000	a	7,800,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.10	12/7/13	3,640,000	a	3,640,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.15	12/7/13	6,100,000	a	6,100,000

Ohio--4.0%
Butler County Port Authority,
Economic Development
Facilities Improvement
Revenue, Refunding (The Great
Miami Valley YMCA Project)
(LOC; JPMorgan Chase Bank)	0.09	12/7/13	10,400,000	a	10,400,000
Hamilton County,
Hospital Facilities Revenue
(The Elizabeth Gamble
Deaconess Home Association)
(LOC; Northern Trust Company)	0.06	12/7/13	14,300,000	a	14,300,000
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System Obligated
Group) (Liquidity Facility;
Wells Fargo Bank)	0.05	12/2/13	11,700,000	a	11,700,000

Oregon--2.5%
Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Oregon Baptist
Retirement Homes Project)
(LOC; U.S. Bank NA)	0.08	12/7/13	2,935,000	a	2,935,000

Oregon,
GO Notes, TAN	1.50	7/31/14	20,000,000		20,176,029

Pennsylvania--2.4%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	12/7/13	16,325,000	a,b,c,d	16,325,000
Philadelphia Authority for
Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College
Project) (LOC; Wells Fargo
Bank)	0.15	12/7/13	5,345,000	a,b	5,345,000

South Carolina--2.6%
South Carolina Jobs-Economic
Development Authority, EDR
(Ashley Hall Project) (LOC;
Branch Banking and Trust Co.)	0.08	12/7/13	19,460,000	a,b	19,460,000
South Carolina Jobs-Economic
Development Authority, EDR
(Lexington-Richland Alcohol
and Drug Abuse Council, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.08	12/7/13	4,225,000	a	4,225,000

Tennessee--2.4%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.06	12/7/13	11,850,000	a	11,850,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.06	12/7/13	10,300,000	a	10,300,000

Texas--10.4%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.11	12/7/13	34,200,000	a	34,200,000
Crawford Education Facilities
Corporation, Higher Education
Revenue (Southwestern
University Project)	0.19	12/7/13	19,040,000	a,b	19,040,000
Deutsche Bank Spears/Lifers Trust

(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.15	12/7/13	6,615,000	a,b,c,d	6,615,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/19/13	29,400,000		29,400,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/19/13	3,000,000		3,000,000
Plano Health Facilities
Development Corporation,
Revenue (YMCA of Metropolitan
Dallas Project) (LOC; Bank of
America)	0.14	12/7/13	2,950,000	a	2,950,000

Utah--.3%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.10	12/7/13	3,125,000	a	3,125,000

Virginia--2.7%
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(LOC; Branch Banking and Trust
Co.)	0.06	12/7/13	9,875,000	a	9,875,000
Fairfax County Industrial
Development Authority, Health
Care Revenue (Inova Health
System Project) (LOC; Northern
Trust Company)	0.06	12/7/13	10,000,000	a	10,000,000
Fairfax County Industrial
Development Authority, Revenue
(Fairfax Hospital System,
Inc.) (LOC; Northern Trust
Company)	0.06	12/7/13	5,000,000	a	5,000,000

Washington--3.6%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.18	12/7/13	3,725,000	a	3,725,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.07	12/7/13	22,000,000	a	22,000,000
Washington Health Care Facilities

Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.07	12/7/13	4,300,000	a	4,300,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.15	12/7/13	2,655,000	a	2,655,000

Wisconsin--.8%
Pleasant Prairie,
IDR (Muskie Enterprises, Inc.
Project) (LOC; Northern Trust
Company)	0.34	12/7/13	600,000	a	600,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Cedar Crest, Inc.) (LOC; Bank
of Montreal)	0.05	12/7/13	6,985,000	a	6,985,000

Total Investments (cost $907,934,554)			99.5%		907,934,554
Cash and Receivables (Net)			.5%		4,153,112
Net Assets			100.0%		912,087,666

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At November 30, 2013, the fund had $272,610,000 or 29.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities amounted to $83,200,000 or 9.1% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	907,934,554
Level 3 - Significant Unobservable Inputs	-
Total	907,934,554

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--94.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.2%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	4.00	6/1/16	1,000,000		1,073,000
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,055,000		1,054,040
Alaska--1.2%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	2,370,000		2,409,034
North Slope Borough,
GO	2.50	6/30/14	3,400,000		3,447,090
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/14	2,000,000		2,008,200
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	2,525,000		2,750,306
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	3,000,000		3,427,710
Arizona--2.0%
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/14	1,055,000		1,085,078
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/15	9,380,000		10,078,998
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/16	5,000,000		5,578,000
Arizona Transportation Board,
Subordinated Highway Revenue
(Escrowed to Maturity)	5.00	7/1/14	1,110,000		1,141,779
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/16	2,300,000		2,567,145
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	2,925,000		3,107,228
California--11.0%
California,
GO	0.95	12/3/18	2,000,000	a	2,000,460
California,
GO (Economic Recovery)

(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	6,820,000		7,025,691
California,
GO (Various Purpose)	4.00	10/1/15	17,050,000		18,217,243
California,
GO (Various Purpose)	5.00	9/1/16	10,000,000		11,250,400
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/15	1,000,000		1,079,260
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	1.45	3/15/17	3,000,000		3,057,210
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	0.33	4/1/16	5,000,000	a	5,000,300
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	0.70	2/3/14	3,000,000		2,999,820
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.00	9/2/14	4,000,000		4,038,560
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	565,000		581,391
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000		1,016,460
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	5/1/17	3,500,000		3,984,750
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/14	900,000		913,626
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/15	1,150,000		1,198,932
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding

- CHF - Irvine, L.L.C.)	4.00	5/15/16	1,450,000		1,539,711
Chula Vista,
IDR (San Diego Gas and
Electric Company)	1.65	7/1/18	7,500,000		7,547,625
Contra Costa Transportation
Authority, Sales Tax Revenue
(Limited Tax Bonds)	0.48	12/15/15	4,000,000	a	3,993,760
Golden Empire Schools Financing
Authority, LR (Kern High
School District Projects)	0.35	5/1/14	12,000,000	a	12,000,720
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	3.00	9/2/16	2,000,000		2,105,140
Los Angeles Department of Water
and Power, Power System Revenue	5.00	1/1/16	10,000,000		10,877,700
Los Angeles Unified School
District, GO	4.00	7/1/16	4,000,000		4,372,680
Metropolitan Water District of
Southern California, Water
Revenue	3.50	10/1/16	5,900,000		6,337,662
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000	b	1,048,440
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/15	3,500,000		3,777,515
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/16	6,610,000		7,389,319
South San Francisco Unified School
District, GO, BAN (Measure J)	4.00	6/15/18	6,000,000		6,634,980
Colorado--2.0%
City and County of Denver,
Airport System Revenue	4.00	11/15/14	1,310,000		1,357,212
City and County of Denver,
Airport System Revenue	4.00	11/15/15	1,000,000		1,067,160
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000		1,119,230
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/16	1,850,000		2,074,072
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/17	4,005,000		4,589,810
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.80	9/1/17	8,000,000	a	8,042,640
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/18	5,000,000		5,733,750
Connecticut--2.4%

Bridgeport,
GO	4.00	8/15/18	2,000,000		2,184,580
Connecticut,
GO (Economic Recovery)	5.00	1/1/16	8,425,000		9,234,053
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/16	2,900,000		3,282,597
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	1.35	7/21/16	10,000,000		10,223,500
New Haven,
GO	4.00	11/1/15	3,000,000		3,170,580
Florida--6.7%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	1.30	6/1/15	5,000,000	a	5,034,950
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/16	10,000,000		10,997,600
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000		10,731,200
Florida State Board of Education,
Lottery Revenue (Insured;
AMBAC)	5.25	7/1/14	5,000,000		5,150,800
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/16	10,000,000		11,139,400
Hillsborough County Aviation
Authority, Subordinated
Revenue (Tampa International
Airport)	4.00	10/1/15	1,500,000		1,592,265
Hillsborough County Aviation
Authority, Subordinated
Revenue (Tampa International
Airport)	5.00	10/1/16	1,520,000		1,690,179
Jacksonville,
Special Revenue	5.00	10/1/16	3,000,000		3,366,210
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/16	5,000,000		5,616,400
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/14	1,250,000		1,287,775
Miami-Dade County,
Double-Barreled Aviation GO	5.00	7/1/14	1,000,000		1,028,480
Orange County School Board,
COP (Master Lease Purchase
Agreement)	5.00	8/1/15	1,500,000		1,612,155
Orlando,
Waste Water System Revenue

(Insured; National Public
Finance Guarantee Corp.)	4.00	10/1/14	3,025,000	3,121,165
Orlando-Orange County Expressway
Authority, Junior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	8.25	7/1/15	8,360,000	9,385,187
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/17	5,000,000	5,371,350
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000	2,579,378
Georgia--2.1%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/15	5,000,000	5,438,250
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000	5,043,200
Floyd County Development
Authority, PCR (Georgia Power
Company Plant Hammond Project)	0.85	11/19/15	5,000,000	4,998,800
Fulton County,
Water and Sewerage Revenue	5.00	1/1/16	1,550,000	1,698,164
Monroe County Development
Authority, PCR (Gulf Power
Company Plant Scherer Project)	2.00	6/21/18	7,000,000	6,978,160
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/17	1,000,000	1,125,920
Illinois--10.8%
Central Lake County Joint Action
Water Agency, Water Revenue	4.00	5/1/17	5,430,000	5,958,230
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000	4,451,800
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	3,000,000	3,338,850
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	1,435,000	1,597,083
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/18	6,000,000	6,763,620
Chicago,
Second Lien Revenue (Chicago

Midway Airport) (Insured;
AMBAC)	5.00	1/1/17	4,110,000	4,270,865
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.25	12/1/15	1,425,000	1,527,785
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000	2,081,060
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/15	5,000,000	5,204,600
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/16	17,000,000	17,688,670
Chicago Park District,
GO Limited Tax Bonds (Insured;
AMBAC)	5.00	1/1/16	2,100,000	2,157,330
Chicago Transit Authority,
Capital Grant Receipts Revenue
(Federal Transit
Administration Section 5307
Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000	3,897,099
Cook County,
GO	5.00	11/15/15	1,500,000	1,625,535
Cook County,
GO	5.00	11/15/16	5,400,000	6,033,744
Cook County,
GO (Capital Equipment Bonds)	5.00	11/15/15	1,000,000	1,083,690
Illinois,
GO	5.00	1/1/14	4,585,000	4,603,386
Illinois,
GO	4.00	7/1/16	3,000,000	3,192,120
Illinois,
GO	5.00	7/1/17	3,150,000	3,469,977
Illinois,
GO	4.00	7/1/18	5,000,000	5,343,450
Illinois,
GO (Escrowed to Maturity)	5.00	1/1/14	1,415,000	1,421,141
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/16	7,500,000	8,082,900
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/16	4,465,000	4,872,476
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/17	2,000,000	2,244,820
Illinois Department of Employment

Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/18	5,000,000		5,579,500
Illinois Development Finance
Authority, Revenue (Saint
Vincent de Paul Center Project)	1.88	3/1/19	3,500,000		3,452,260
Illinois Finance Authority,
Clean Water Initiative
Revolving Fund Revenue	5.00	1/1/17	2,175,000		2,460,991
Illinois Finance Authority,
Clean Water Initiative
Revolving Fund Revenue	5.00	7/1/17	2,000,000		2,293,960
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000		2,311,920
Kane, McHenry, Cook and DeKalb
Counties Community Unit School
District Number 300, GO
(Insured; XLCA)	5.00	12/1/17	3,145,000		3,366,439
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	8,330,000		8,843,794
Indiana--1.7%
Indiana Finance Authority,
EIR (Southern Indiana Gas and
Electric Company Project)	1.95	9/14/17	2,500,000		2,531,975
Indiana Finance Authority,
Second Lien Water Utility
Revenue (Citizens Energy Group
Project)	3.00	10/1/14	2,000,000		2,044,600
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.50	8/1/14	2,000,000		2,015,080
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.60	2/1/17	2,500,000		2,550,550
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	1.70	9/1/14	1,500,000		1,514,910
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	7/28/16	2,000,000		2,227,020
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC) (Prerefunded)	5.25	6/1/14	1,000,000	b	1,025,860
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000		6,069,360
Iowa--.1%
Iowa Higher Education Loan

Authority, Private College
Facility Revenue (Grinnell
College Project)	4.00	12/1/13	1,000,000		1,000,220
Kentucky--.8%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 99)	5.00	11/1/17	4,200,000		4,835,460
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.65	4/3/17	4,940,000		4,965,935
Louisiana--.8%
England District Sub-District
Number 1, Revenue (State of
Louisiana - Economic
Development Project)	5.00	8/15/17	3,055,000		3,487,895
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	10/1/16	5,000,000		5,617,950
Maryland--.6%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	1.26	11/15/16	2,245,000	a	2,274,140
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		4,972,350
Massachusetts--1.8%
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue) (Prerefunded)	2.25	9/1/16	5,000,000	b	5,236,850
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	4.00	7/1/14	4,525,000		4,605,952
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.00	11/1/14	1,830,000		1,843,816
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.70	11/1/16	2,820,000		2,888,188
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/14	1,600,000		1,645,312
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons

College Issue)	6.13	10/1/14	1,000,000	1,041,570
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	4,160,000	4,610,778
Michigan--2.8%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax)	5.00	5/1/16	1,490,000	1,608,902
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/17	10,000,000	11,515,800
Michigan Hospital Finance
Authority, Project Revenue
(Ascension Health Senior
Credit Group)	1.50	3/1/17	12,000,000	12,121,680
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/16	3,500,000	3,918,810
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured
Guaranty Corp.)	4.75	12/1/18	4,000,000	4,206,080
Minnesota--.8%
Minnesota,
GO	5.00	8/1/16	5,200,000	5,828,940
Minnesota,
GO (Various Purpose)	5.00	8/1/15	4,000,000	4,317,640
Missouri--.3%
Missouri State Environmental
Improvement and Energy
Resources Authority, EIR
(Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000	3,432,096
Nebraska--.2%
Lincoln,
GO	4.00	12/1/15	2,035,000	2,184,511
Nevada--4.2%
Clark County,
Limited Tax GO Public Safety
Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/14	1,000,000	1,004,330
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/14	2,500,000	2,568,475
Clark County School District,
Limited Tax GO	5.00	6/15/16	10,000,000	11,113,000
Clark County School District,
Limited Tax GO (Insured;
National Public Finance

Guarantee Corp.)	5.00	6/15/15	6,800,000	7,290,756
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/15	4,075,000	4,384,781
Las Vegas Convention and Visitors
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/16	3,500,000	3,744,020
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	6/1/17	13,640,000	14,569,839
Las Vegas Valley Water District,
GO (Additionally Secured by
Southern Nevada Water
Authority Pledged Revenues)	5.00	6/1/14	450,000	460,989
Nevada,
Unemployment Compensation Fund
Special Revenue	4.00	12/1/15	2,800,000	3,002,804
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	12/1/17	2,200,000	2,558,864
New Hampshire--1.6%
New Hampshire,
Turnpike System Revenue	4.00	10/1/14	5,315,000	5,484,974
New Hampshire,
Turnpike System Revenue	5.00	10/1/15	5,565,000	6,039,694
New Hampshire,
Turnpike System Revenue	5.00	2/1/17	6,000,000	6,771,660
New Hampshire Business Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.13	6/1/18	1,000,000	989,170
New Jersey--3.8%
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.00	12/10/14	5,000,000	5,031,650
New Jersey,
GO	5.00	8/15/15	10,000,000	10,810,400
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Escrowed to Maturity)	5.38	6/15/14	2,935,000	3,018,706
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	4,475,000	5,061,180
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.00	9/1/17	5,000,000	5,367,550
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/14	2,185,000	2,247,688
New Jersey Sports and Exposition

Authority, State Contract Bonds	5.00	9/1/16	1,665,000		1,854,044
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/15	1,800,000		1,929,618
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/16	2,000,000		2,221,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	12/15/14	2,820,000		2,983,475
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	6/15/15	5,000,000	b	5,384,400
New Mexico--.4%
New Mexico Educational Assistance
Foundation, Education Loan
Revenue	0.96	12/1/20	2,380,000	a	2,367,648
New Mexico Finance Authority,
Subordinate Lien Public
Project Revolving Fund Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/18	2,605,000		2,990,436
New York--10.3%
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/15	5,400,000		5,726,052
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/16	4,595,000		5,089,744
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	4.00	11/15/15	7,820,000		8,380,929
Nassau Health Care Corporation,
RAN (Insured; Assured Guaranty
Municipal Corp.)	2.25	12/15/13	7,500,000		7,506,525
New York City,
GO	5.00	8/1/14	4,000,000		4,131,200
New York City,
GO	5.00	8/1/15	1,000,000		1,079,200
New York City,
GO	5.25	8/1/16	4,670,000		4,819,860
New York City,
GO	5.00	8/1/17	9,545,000		10,976,654
New York City,
GO (Insured; Assured Guaranty
Municipal Corp)	1.71	8/1/17	5,000,000	a	5,231,650
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/14	10,000,000		10,446,000
New York City Transitional Finance

Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	11/1/14	240,000		241,094
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	2,590,000		2,924,965
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	11/1/16	765,000		861,359
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	8/15/15	995,000		1,073,137
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Escrowed to
Maturity)	5.00	8/15/15	5,000		5,404
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	8/15/15	11,380,000		12,301,894
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	4.00	5/15/17	4,825,000		5,329,261
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc.
Project)	2.75	7/1/17	2,000,000		2,026,320
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	4/1/14	1,475,000	b	1,499,308
New York State Urban Development
Corporation, Correctional
Capital Facilities Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	1/1/14	375,000		376,714
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/15	5,610,000		5,903,683
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,000,000		5,339,550
Rockland County,
GO Notes, RAN	1.75	6/27/14	10,000,000		9,997,900
Tobacco Settlement Financing

Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/14	3,000,000		3,074,010
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/16	2,500,000		2,744,450
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/16	1,900,000		2,149,204
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	3,500,000		3,918,775
North Carolina--3.0%
Charlotte,
Water and Sewer System Revenue	3.00	12/1/14	1,250,000		1,285,400
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Wake
Forest Baptist Obligated Group)	0.79	12/1/17	2,500,000	a	2,491,250
University of North Carolina Board
of Governers, General Revenue
(The University of North
Carolina at Chapel Hill)	0.56	12/1/15	11,000,000	a	11,013,970
University of North Carolina Board
of Governers, General Revenue
(The University of North
Carolina at Chapel Hill)	0.86	12/1/17	10,100,000	a	10,202,919
Wake County,
GO	4.00	2/1/15	10,560,000		11,032,771
Ohio--3.2%
Cleveland,
GO (Various Purpose) (Insured;
AMBAC)	5.25	10/1/14	5,050,000		5,255,737
Cleveland,
Water Revenue	5.00	1/1/16	3,000,000		3,287,430
Ohio,
Common Schools GO Bonds	5.00	9/15/16	5,780,000		6,505,448
Ohio,
GO Highway Capital
Improvements Bonds (Full Faith
and Credit/Highway User
Receipts) (Buckeye Savers Bond
Program)	5.00	5/1/16	4,650,000		5,157,129
Ohio Building Authority,
State Facilities Revenue
(Administrative Building Fund
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/16	3,585,000		4,025,059
Ohio Water Development Authority,
Drinking Water Assistance Fund
Revenue	5.00	12/1/17	1,925,000		2,245,628

Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	2.25	11/2/15	6,000,000		6,074,760
Ohio Water Development Authority,
SWDR (Waste Management Project)	2.25	7/1/16	1,000,000		1,013,870
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Notes	0.45	7/15/15	5,000,000	a	5,003,750
Oklahoma--.3%
Oklahoma Capitol Improvement
Authority, State Highway
Capital Improvement Revenue	4.00	10/1/16	2,960,000		3,249,873
Oregon--.4%
Oregon Department of
Transportation, Highway User
Tax Revenue (Prerefunded)	5.25	11/15/14	4,375,000	b	4,588,238
Pennsylvania--4.0%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	5/15/14	2,875,000		2,937,905
Chester County Industrial
Development Authority, Student
Housing Revenue, BAN
(University Student Housing,
LLC Project at West Chester
University of Pennsylvania)	1.60	2/1/15	2,600,000		2,608,580
Jim Thorpe Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.30	3/15/16	1,000,000		1,033,400
Monroeville Finance Authority,
Revenue (University of
Pittsburgh Medical Center)	4.00	2/15/16	1,000,000		1,070,960
Pennsylvania,
GO	5.00	7/15/14	6,740,000		6,946,446
Pennsylvania,
GO	5.00	9/1/16	5,000,000		5,177,800
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	1.75	12/1/15	2,000,000		2,013,800
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/16	10,000,000		11,183,500
Philadelphia,
Airport Revenue	5.00	6/15/15	1,000,000		1,063,240
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/17	3,690,000		4,228,888
State Public School Building

Authority, College Revenue
(Northampton County Area
Community College Project)	4.00	3/1/14	2,165,000	2,184,398
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/15/14	1,810,000	1,860,083
Woodland Hills School District,
GO	5.00	9/1/17	5,010,000	5,675,328
South Carolina--.5%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000	2,098,400
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/17	1,060,000	1,189,670
South Carolina Jobs-Economic
Development Authority, EDR
(Waste Management of South
Carolina, Inc. Project)	2.88	2/1/15	2,100,000	2,141,265
Tennessee--2.3%
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/16	4,105,000	4,512,503
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/17	2,765,000	3,092,155
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/17	4,905,000	5,485,360
Memphis-Shelby County Airport
Authority, Airport Revenue	5.38	7/1/18	3,175,000	3,644,201
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/16	5,750,000	6,427,350
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/16	1,250,000	1,390,225
Tennessee,
GO	5.00	8/1/16	3,100,000	3,476,712
Texas--7.5%
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/15	1,000,000	1,081,150
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement - Interim
Construction Financing)	2.00	2/15/14	13,000,000	13,041,730
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public

Finance Guarantee Corp.)
(Prerefunded)	5.00	8/15/14	1,500,000	b	1,551,720
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/16	3,750,000		4,240,650
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	4.88	9/1/17	5,000,000		5,500,750
Houston Independent School
District, Limited Tax
Schoolhouse Bonds (Permament
School Fund Guarantee Program)	1.50	6/1/15	10,000,000		10,149,300
Houston Independent School
District, Limited Tax
Schoolhouse Bonds (Permament
School Fund Guarantee Program)	2.00	6/1/16	6,000,000		6,191,400
Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	1.60	8/15/17	2,000,000		2,000,720
Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	5.00	8/15/17	4,000,000		4,565,440
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,070,000		1,074,975
North Central Texas Health
Facilities Development
Corporation, HR (Children's
Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000		1,145,350
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	1.35	6/1/18	10,500,000		10,414,845
Plano,
GO	5.25	9/1/14	1,225,000		1,272,040
Richardson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	4.00	2/15/15	1,000,000		1,046,380
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	2,320,000		2,571,813
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	2.00	12/1/16	3,000,000		3,104,580
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/15	1,650,000		1,749,017
Tarrant Regional Water District, A
Water Control and Improvement

District, Water Revenue	5.00	3/1/16	1,500,000		1,655,025
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000		721,289
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/14	5,000,000	c	4,987,350
Texas Public Finance Authority,
GO	5.00	10/1/14	2,000,000		2,081,720
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/15	6,000,000		6,455,160
Trinity River Authority,
Regional Wastewater System
Revenue	5.00	8/1/15	3,280,000		3,538,759
Utah--.2%
Timpanogos Special Service
District, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/14	1,775,000		1,817,458
Virginia--2.3%
Roanoke Economic Development
Authority, HR (Carilion Clinic
Obligated Group)	5.00	7/1/15	2,000,000		2,145,720
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	12,500,000	b	13,504,375
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	5,000,000		5,613,900
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	1,000,000		1,122,240
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/15	5,000,000		5,394,450
Washington--.4%
Energy Northwest,
Electric Revenue (Project 1)	5.25	7/1/16	2,500,000		2,806,450
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/16	2,255,000		2,516,918
Wisconsin--.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Alliance
Senior Credit Group)	4.00	3/1/18	1,500,000		1,666,230
U.S. Related--2.0%

A.B. Won International Airport
Authority of Guam, General
Revenue	3.00	10/1/14	2,000,000		2,016,020
A.B. Won International Airport
Authority of Guam, General
Revenue	5.00	10/1/16	2,500,000		2,643,400
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/17	1,795,000		1,622,572
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,530,000		3,529,506
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	5,520,000		5,357,215
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/17	5,385,000		4,845,746
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/14	465,000		458,867
University of Puerto Rico,
University System Revenue	5.00	6/1/14	2,930,000		2,887,574
Total Long-Term Municipal Investments
(cost $1,123,798,828)					1,132,513,658
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.5%	Rate (%)	Date	Amount ($)		Value ($)
California--.1%
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	0.85	5/1/14	1,700,000		1,698,691
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.06	12/2/13	1,000,000	d	1,000,000
Connecticut--.8%
Connecticut,
GO Notes, Refunding (Economic
Recovery Notes)	0.45	12/2/13	10,000,000	d	10,000,000
Florida--.1%
Pinellas County Health Facilities
Authority, Health System
Revenue (Baycare Health System
Issue) (LOC; U.S. Bancorp)	0.05	12/2/13	1,600,000	d	1,600,000
Indiana--.3%
Indianapolis,
Thermal Energy System First
Lien Revenue	0.72	8/1/14	4,000,000		4,002,680
Massachusetts--.9%
Massachusetts,
GO Notes, Refunding	0.34	12/7/13	6,000,000	d	5,956,260
Massachusetts,

GO Notes, Refunding	0.58	12/7/13	3,700,000	d	3,700,814
Michigan--.3%
Michigan Finance Authority,
State Aid Revenue Notes
(School District of the City
of Detroit)	4.38	8/20/14	3,500,000		3,517,675
Mississippi--.2%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.05	12/2/13	2,000,000	d	2,000,000
Missouri--.6%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Saint
Louis Convention Center Hotel
Garage Project) (LOC; U.S.
Bank NA)	0.06	12/2/13	1,100,000	d	1,100,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Wells Fargo Bank)	0.05	12/2/13	4,910,000	d	4,910,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	12/2/13	1,400,000	d	1,400,000
New Hampshire--.2%
New Hampshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue) (LOC;
TD Bank)	0.06	12/2/13	1,000,000	d	1,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Wentworth-Douglass Hospital
Issue) (LOC; TD Bank)	0.06	12/2/13	1,300,000	d	1,300,000
Ohio--.2%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	0.07	12/2/13	1,800,000	d	1,800,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency, HR
(Northeastern Vermont Regional
Hospital Project) (LOC; TD
Bank)	0.06	12/2/13	1,200,000	d	1,200,000
Virginia--.1%
King George County Economic

Development Authority, SWDR
(King George Landfill, Inc.
Project)	0.85	5/1/14	1,500,000		1,498,770
Wisconsin--.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Edgewood College) (LOC; U.S.
Bank NA)	0.06	12/2/13	2,500,000	d	2,500,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Fort Healthcare, Inc.) (LOC;
JPMorgan Chase Bank)	0.07	12/2/13	3,900,000	d	3,900,000
Total Short-Term Municipal Investments
(cost $54,110,000)					54,084,890
Total Investments (cost $1,177,908,828)			99.3%		1,186,598,548
Cash and Receivables (Net)			.7%		8,539,429
Net Assets			100.0%		1,195,137,977

a Variable rate security--interest rate subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2013, the net unrealized appreciation on investments was $8,689,720 of which $10,907,500 related to appreciated investment securities and $2,217,780 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,186,598,548	-	1,186,598,548

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2013 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.0%	Rate (%)	Date	Amount ($)	Value ($)
New York--91.2%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000	1,635,630
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,773,675
Buffalo,
General Improvement GO	4.00	4/1/21	2,175,000	2,333,644
Erie County Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue	5.00	12/1/24	2,000,000	2,270,580
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	2,844,125
Hempstead,
Public Improvement GO	5.00	8/15/20	1,255,000	1,505,636
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000	1,116,250
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/26	2,000,000	2,132,160
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/17	2,780,000	3,091,138
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,103,100
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/29	1,550,000	1,679,100
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000	5,390,600
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,115,770
Metropolitan Transportation
Authority, Transportation

Revenue	6.25	11/15/23	300,000		354,000
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,375,000		2,532,083
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/30	1,190,000		1,230,793
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.33	11/1/22	2,400,000	a	2,316,000
Monroe County Industrial
Development Corporation,
Revenue (Saint John Fisher
College Project)	5.00	6/1/17	1,740,000		1,922,335
Nassau County,
General Improvement GO	4.00	10/1/16	1,545,000		1,681,315
Nassau County,
General Improvement GO	5.00	10/1/18	1,310,000		1,517,072
Nassau County,
GO	5.00	10/1/20	2,000,000		2,259,260
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000		1,131,950
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000		1,121,280
New York City,
GO	5.00	8/1/17	1,535,000		1,765,235
New York City,
GO	5.00	8/1/18	1,000,000		1,110,840
New York City,
GO	5.13	12/1/22	1,000,000		1,142,090
New York City,
GO	5.25	9/1/23	1,000,000		1,140,800
New York City,
GO	5.00	8/1/27	2,000,000		2,189,720
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,250,000		1,274,650
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;

Assured Guaranty Corp.)	6.50	1/1/46	325,000	353,025
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,000,000	1,142,470
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,116,380
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000	2,908,225
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000	1,770,122
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,848,396
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	5,000	5,022
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000	2,060,747
New York City Transitional Finance
Authority, Future Tax
Secured Subordinate Revenue	5.00	5/1/21	1,100,000	1,303,280
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	8/1/22	255,000	283,264
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.25	11/1/27	3,000,000	3,377,820
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000	1,140,240
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	2,000,000	2,120,480
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	2,500,000	2,620,800
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000	1,296,441
New York City Trust for Cultural
Resources, Revenue (Whitney
Museum of American Art)	5.00	7/1/21	4,000,000	4,534,800

New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/29	2,500,000	2,720,850
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	3,175,000	3,365,309
New York Local Government
Assistance Corporation, Senior
Lien Revenue	5.00	4/1/18	2,500,000	2,838,650
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/17	1,150,000	1,319,303
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/19	2,500,000	2,955,450
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/23	1,395,000	1,615,731
New York State,
GO	5.00	3/1/19	1,000,000	1,116,730
New York State,
GO	5.00	2/15/26	2,600,000	2,970,058
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System)	5.00	7/1/19	1,000,000	1,106,140
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/18	2,370,000	2,564,932
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000	1,068,820
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	2/15/17	1,460,000	1,648,603
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	2/15/27	2,005,000	2,181,701
New York State Dormitory
Authority, Revenue (Columbia

University)	5.00	7/1/18	1,500,000	1,667,400
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,070,280
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/23	2,000,000	2,393,700
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000	3,205,320
New York State Dormitory
Authority, Revenue (New York
State Dormitory Facilities)	5.00	7/1/19	1,500,000	1,754,610
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,536,570
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,103,980
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program)	5.00	10/1/18	3,040,000	3,518,982
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	500,000	517,505
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000	1,138,460
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	3,000,000	3,159,570
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/20	3,190,000	3,551,842
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,118,070
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/20	1,000,000	1,173,440

New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	1,000,000	1,174,600
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/21	1,000,000	1,189,780
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/23	3,000,000	3,438,390
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/30	1,000,000	1,018,070
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	190,000	190,891
New York State Thruway Authority,
General Revenue	5.00	1/1/20	1,500,000	1,748,325
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/24	1,000,000	1,112,500
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,172,400
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/25	2,325,000	2,606,139
New York State Urban Development
Corporation, Revenue (Insured;
Assured Guaranty Corp.)	5.50	1/1/19	1,140,000	1,354,594
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/20	2,075,000	2,414,636
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,695,316
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/28	1,000,000	1,103,890

Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000		2,960,050
Oyster Bay,
GO (Public Improvement)
(Insured; Assured Guaranty
Municipal Corp.)	4.00	11/1/19	2,000,000		2,180,400
Oyster Bay,
Public Improvement GO	5.00	2/15/16	1,000,000		1,094,560
Oyster Bay,
Public Improvement GO	3.00	8/15/16	2,000,000		2,118,420
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000		1,090,070
Port Authority of New York and New
Jersey (Consolidated Bonds,
173rd Series)	5.00	12/1/18	1,000,000		1,180,550
Port Authority of New York and New
Jersey (Consolidated Bonds,
179th Series)	5.00	12/1/25	1,075,000		1,228,499
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000		1,502,519
Suffolk County,
GO	5.00	4/1/19	1,400,000		1,608,250
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	5/1/17	1,545,000		1,759,987
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (New York
Institute of Technology
Project)	5.00	3/1/26	750,000		756,292
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	b	1,214,530
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/20	1,400,000		1,584,226
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/24	1,500,000		1,609,875
U.S. Related--6.8%
A.B. Won International Airport
Authority of Guam, General
Revenue	5.00	10/1/23	1,500,000		1,523,910
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,098,930

Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,085,360
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,389,750
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	1,000,000		742,900
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/17	1,000,000		920,910
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	3,500,000		3,222,625
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		259,990
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000		269,992
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,000,000		806,790
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,200,000	c	889,824
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	c	271,370
Total Long-Term Municipal Investments
(cost $186,685,704)					193,534,459
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.0%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.05	12/2/13	100,000	d	100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.05	12/2/13	900,000	d	900,000
New York City Trust for Cultural
Resources, Revenue, Refunding
(Lincoln Center for the
Performing Arts, Inc.) (LOC;
Bank of America)	0.05	12/2/13	900,000	d	900,000
Total Short-Term Municipal Investments

(cost $1,900,000)		1,900,000
Total Investments (cost $188,585,704)	99.0%	195,434,459
Cash and Receivables (Net)	1.0%	2,054,607
Net Assets	100.0%	197,489,066

a	Variable rate security--interest rate subject to periodic change.
b	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2013, net unrealized appreciation on investments was $6,848,755 of which $8,374,920 related to appreciated investment securities and $1,526,165 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	40	(5,065,625)	December 2013	(141,875)

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	195,434,459	-	195,434,459
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(141,875)	-	-	(141,875)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.7%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000		2,494,000
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,504,830
Arizona--1.1%
Phoenix Civic Improvement
Corporation, Junior Lien
Airport Revenue	5.00	7/1/29	2,500,000		2,616,925
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000		1,189,244
California--1.4%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	a	1,455,555
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	2,000,000		2,184,140
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000		1,188,810
Colorado--1.6%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	5,000,000	b	5,658,050
Florida--1.4%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,682,710
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/25	3,000,000		3,238,830
Illinois--.3%
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/17	1,000,000		1,120,540
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		350,035
Michigan--.6%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000		2,217,280

New York--.8%
New York City,
GO	5.00	8/1/31	2,500,000		2,680,950
Ohio--.9%
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	3,000,000		3,307,980
Pennsylvania--79.0%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000		1,114,230
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	10/15/22	1,250,000		1,412,012
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000		5,547,200
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000		2,772,813
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/21	4,815,000		5,185,225
Allentown School District,
GO	5.00	2/15/22	5,875,000		6,607,495
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/19	1,205,000		1,388,401
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/23	1,370,000		1,506,931
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/25	1,250,000		1,337,637
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000		2,334,640
Bucks County,
GO	4.00	12/1/19	1,000,000		1,136,380
Bucks County,
GO	5.00	6/1/23	1,955,000		2,278,083
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	b	5,868,800
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000	b	5,681,450
Central Dauphin School District,

GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000	b	1,860,955
Chester County,
GO	5.00	7/15/25	3,060,000		3,405,872
Chester County,
GO (Prerefunded)	5.00	8/15/15	4,545,000	b	4,910,327
Chester County,
GO (Prerefunded)	5.00	7/15/19	1,940,000	b	2,312,771
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/24	5,000,000		5,508,850
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000		2,310,177
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,376,925
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/18	1,000,000		1,160,310
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/21	3,000,000		3,480,930
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,610,662
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	7.50	4/1/16	3,000,000	b	3,480,930
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000		1,980,218
Greater Johnstown School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/23	3,545,000		3,925,095
Lower Merion School District,
GO	5.00	5/15/18	4,735,000		5,556,949
Lower Merion School District,
GO	5.00	9/1/22	2,980,000		3,398,422
Montgomery County,
GO	5.00	12/15/17	2,025,000		2,352,118
Montgomery County,
GO	5.00	12/15/24	2,890,000		3,243,707
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	1,000,000		1,102,920
Pennsylvania,
GO	5.00	4/1/20	5,000,000		5,917,350
Pennsylvania,
GO	5.00	7/1/20	10,000,000		11,867,100
Pennsylvania,

GO	5.00	4/1/28	3,000,000		3,337,380
Pennsylvania,
GO (Prerefunded)	5.00	3/1/17	1,000,000	b	1,141,720
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,052,630
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000		1,601,527
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/32	2,425,000		2,461,521
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000		1,093,470
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/20	5,000,000		5,828,300
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	1/1/22	5,000,000		5,654,400
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000		2,155,102
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.25	6/15/24	5,000,000		5,814,750
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/26	2,000,000		2,199,760
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/30	1,875,000		2,006,119
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/26	1,000,000		1,098,160
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	10,140,000		12,099,859
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)

(Insured; AMBAC)	5.25	9/1/17	1,700,000		1,934,345
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000		1,713,037
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/19	3,000,000		3,476,340
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/21	3,450,000		3,974,642
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/21	2,000,000		2,314,400
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000		3,867,482
Pennsylvania State University,
GO	5.00	3/1/27	1,195,000		1,329,545
Pennsylvania State University,
GO	5.00	3/1/28	2,980,000		3,306,548
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/24	2,500,000		2,883,475
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	2,500,000		2,870,200
Pennsylvania Turnpike Commission,
Turnpike Revenue	1.20	12/1/19	2,000,000	c	2,009,460
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000		5,147,950
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/19	2,195,000		2,526,840
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000		5,336,100
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/28	1,500,000		1,691,250
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000		1,956,938
Philadelphia,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/18	1,370,000		1,570,691
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/18	1,100,000		1,284,349
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/27	2,840,000		3,065,269

Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/18	5,000,000	5,301,400
Philadelphia School District,
GO	5.00	9/1/20	1,805,000	2,054,505
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,272,700
Pittsburgh,
GO	5.00	9/1/25	2,000,000	2,213,840
Pittsburgh,
GO	5.00	9/1/26	5,000,000	5,482,050
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000	4,510,120
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,180,040
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,727,173
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/17	2,085,000	2,381,612
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,037,660
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/22	1,500,000	1,649,115
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.25	11/15/23	2,000,000	2,208,880
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds
(Federal Transit
Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000	2,192,400
Southeastern Pennsylvania
Transportation Authority,
Revenue	5.00	3/1/26	3,000,000	3,258,390
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/21	1,000,000	1,119,160
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal

Corp.)	5.25	9/15/24	5,780,000		6,418,401
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.00	1/1/22	1,000,000		1,034,230
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.00	1/1/23	1,500,000		1,532,910
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.00	1/1/27	2,500,000		2,518,050
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000		2,923,050
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.00	9/15/28	1,580,000		1,733,402
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000		1,206,121
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000	d	1,454,010
South Carolina--.7%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000		2,388,180
U.S. Related--6.9%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,648,395
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,037,850
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000		2,790,630
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	5,000,000		4,468,950
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	2,000,000		1,485,800
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000		4,991,200
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,870,000		1,721,803
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000		1,934,025
Puerto Rico Infrastructure

Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000		3,852,050
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	e	741,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	e	271,370
Total Long-Term Municipal Investments
(cost $333,858,276)					343,368,315
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.5%	Rate (%)	Date	Amount ($)		Value ($)
Mississippi--.0%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.05	12/2/13	100,000	f	100,000
Missouri--.1%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	12/2/13	200,000	f	200,000
Pennsylvania--.7%
Beaver County Industrial
Development Authority, PCR,
Refunding (Pennsylvania
Electric Company Project)
(LOC; UBS Finance LLC)	0.05	12/2/13	1,600,000	f	1,600,000
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.06	12/2/13	100,000	f	100,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (LOC; TD
Bank)	0.06	12/2/13	600,000	f	600,000
Wisconsin--.7%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Fort Healthcare, Inc.) (LOC;
JPMorgan Chase Bank)	0.07	12/2/13	2,600,000	f	2,600,000
Total Short-Term Municipal Investments
(cost $5,200,000)					5,200,000
Total Investments (cost $339,058,276)			98.0%		348,568,315
Cash and Receivables (Net)			2.0%		6,970,053
Net Assets			100.0%		355,538,368

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, this security was valued at $1,455,555 or 0.4% of net assets.

b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Variable rate security--interest rate subject to periodic change.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2013, net unrealized appreciation on investments was $9,510,039 of which $14,672,261 related to appreciated investment securities and $5,162,222 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	90	(11,397,656)	December 2013	(319,219)

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	348,568,315	-	348,568,315
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(319,219)	-	-	(319,219)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs.--1.3%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A3	5.39	7/15/44	1,035,341	a	1,045,708
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2005-LDP1, Cl. A2	4.63	3/15/46	279,204		279,526
JP Morgan Chase Commericial
Mortgage Securities Trust,
Ser. 2013-FL3, Cl. A2	0.87	4/15/28	2,000,000	a,b	1,991,114
Morgan Stanley Capital I Trust,
Ser. 2006-HQ8, Cl. AAB	5.42	3/12/44	230,504	a	230,252
					3,546,600
Municipal Bonds--6.2%
California,
GO (Various Purpose)	1.05	2/1/16	1,000,000		1,011,020
California,
GO (Various Purpose)	1.25	11/1/16	1,000,000		1,007,700
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	1.30	7/1/16	2,745,000		2,752,466
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	1.00	2/15/14	500,000		500,430
Illinois,
GO	4.42	1/1/15	1,700,000		1,758,956
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	0.86	11/15/15	2,500,000		2,507,600
New York City,
GO	5.13	12/1/15	1,100,000		1,202,938
Regional Transportation Authority
of Illinois, GO Working Cash
Notes	1.06	6/1/14	3,000,000		3,011,430
University of California Regents,
General Revenue	0.75	7/1/14	3,000,000	a	3,001,410
					16,753,950
U.S. Government Agencies--10.7%
Federal Farm Credit Bank,
Bonds	0.50	6/23/15	3,500,000		3,513,797
Federal Home Loan Bank,
Bonds, Ser. 1	0.63	12/28/16	1,250,000		1,250,880
Federal Home Loan Mortgage Corp.,
Notes	0.63	8/21/15	2,750,000	c	2,753,064
Federal Home Loan Mortgage Corp.,
Unscd. Notes	0.75	10/5/16	3,000,000	c	3,001,674
Federal National Mortgage
Association, Notes	0.50	11/22/17	2,500,000	a,c	2,489,130
Federal National Mortgage
Association, Notes	0.48	1/29/16	6,600,000	c	6,601,954
Federal National Mortgage
Association, Notes	0.52	2/22/16	4,700,000	c	4,701,429

Federal National Mortgage
Association, Notes	0.65	2/27/17	2,000,000	c	1,994,234
Federal National Mortgage
Association, Notes, Ser. 0002	0.70	1/30/18	2,500,000	a,c	2,481,593
					28,787,755
U.S. Government Agencies/Mortgage-Backed--33.0%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3565, Cl. XA,
4.00%, 8/15/22			668,681	c	680,890
REMIC, Ser. 3689, Cl. AB,
2.00%, 12/15/27			222,755	c	223,685
REMIC, Ser. 4079, Cl. WA,
2.00%, 8/15/40			4,296,595	c	4,272,631
REMIC, Ser. 2627, Cl. KW,
3.14%, 11/15/17			4,970	c	4,969
REMIC, Ser. 2675, Cl. CK,
4.00%, 9/15/18			217,637	c	230,154
REMIC, Ser. 3653, Cl. DL,
4.00%, 7/15/22			303,673	c	307,267
REMIC, Ser. 3986, Cl. P,
4.00%, 3/15/39			1,430,269	c	1,472,389
REMIC, Ser. 3578, Cl. AM,
4.50%, 9/15/16			829,552	c	856,121
REMIC, Ser. 3835, Cl. CC,
4.50%, 12/15/40			326,000	c	328,046
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			21,732	c	23,088
Federal National Mortgage Association:
2.50%, 3/1/22			1,937,094	c	1,983,426
REMIC, Ser. 2010-13, Cl. KA,
2.00%, 12/25/18			2,347,860	c	2,382,050
REMIC, Ser. 2011-23, Cl. AB,
2.75%, 6/25/20			4,444,942	c	4,589,238
REMIC, Ser. 2012-94, Cl. E,
3.00%, 6/25/22			4,009,725	c	4,207,988
REMIC, Ser, 2010-114,
Cl. KM, 3.00%, 1/25/38			1,198,590	a,c	1,212,343
REMIC, Ser. 2009-111,
Cl. JB, 3.00%, 4/25/39			1,297,594	c	1,331,726
REMIC, Ser. 2011-7, Cl. DA,
3.50%, 5/25/24			654,305	c	674,293
REMIC, Ser. 2003-122,
Cl. OL, 4.00%, 12/25/18			2,291,825	c	2,421,626
REMIC, Ser. 2008-23, Cl. A,
4.50%, 10/25/22			454,359	c	470,166
REMIC, Ser. 2003-49, Cl. YD,
5.50%, 6/25/23			896,000	c	951,888
REMIC, Ser. 2004-53, Cl. P,
5.50%, 7/25/33			740,471	c	766,340
Government National Mortgage Association I:
Ser. 2003-4, Cl. LD, 5.50%,
3/16/32			1,570,512		1,600,957
Ser. 2012-22, Cl. AB, 1.66%,
3/16/33			1,250,949		1,253,255
Ser. 2013-105, Cl. A, 1.71%,
2/16/37			3,959,579		3,952,606
Ser. 2010-159, Cl. A,
2.16%, 1/16/33			506,384		508,651
Ser. 2011-49, Cl. A, 2.45%,

7/16/38	3,754,035		3,817,735
Ser. 2010-122, Cl. AB,
3.31%, 11/16/37	2,755,566		2,847,161
Ser. 2009-99, Cl. CA, 3.42%,
11/16/35	970,370		980,601
Ser. 2010-52, Cl. AD, 3.61%,
6/16/36	843,350		858,022
Ser. 2009-119, Cl. B, 4.29%,
2/16/41	4,750,000		4,896,383
Ser. 2008-14, Cl. B, 4.75%,
10/16/38	1,206,617		1,244,924
Ser. 2006-31, Cl. E, 4.85%,
5/16/39	6,571,107	a	6,813,160
Ser. 2003-48, Cl. C, 4.89%,
7/16/34	1,098,544		1,130,104
Ser. 2005-76, Cl. B, 4.89%,
10/16/38	5,817,816	a	6,162,050
Ser. 2004-108, Cl. C, 5.04%,
12/16/32	966,519	a	972,118
Ser. 2006-15, Cl. C, 5.05%,
12/16/36	1,104,892	a	1,128,527
Ser. 2006-3, Cl. B, 5.09%,
1/16/37	1,334,948	a	1,374,736
Ser. 2007-12, Cl. B, 5.14%,
12/16/36	3,000,000	a	3,176,262
Ser. 2006-68, Cl. B, 5.16%,
6/16/31	168,660	a	169,055
Ser. 2006-18, Cl. C, 5.17%,
10/16/32	1,796,311	a	1,857,744
Ser. 2007-69, Cl. C, 5.20%,
10/16/37	4,236,378	a	4,492,859
Ser. 2003-109, Cl. D, 5.25%,
1/16/34	876,989	a	891,446
Ser. 2004-10, Cl. D, 5.28%,
5/16/34	7,000,000	a	7,386,320
Ser. 2006-32, Cl. B, 5.35%,
7/16/36	498,471	a	510,627
Ser. 2007-75, Cl. C, 5.53%,
9/16/38	184,634	a	187,394
Ser. 2006-46, Cl. B, 5.63%,
6/16/34	380,413	a	387,216
Ser. 2007-56, Cl. NC, 5.75%,
9/20/36	715,424		723,136
			88,713,373
U.S. Government Securities--47.3%
U.S. Treasury Notes:
0.25%, 9/15/15	12,000,000	d	11,999,064
0.25%, 10/15/15	12,000,000		11,997,420
0.25%, 12/15/15	11,000,000		10,991,838
0.25%, 4/15/16	10,250,000		10,222,376
0.25%, 5/15/16	9,000,000	d	8,970,120
0.38%, 11/15/15	11,000,000		11,021,054
0.38%, 1/15/16	11,250,000		11,266,256
0.38%, 3/15/16	12,000,000		12,008,904
0.63%, 8/15/16	11,500,000		11,548,519
0.63%, 10/15/16	12,000,000		12,036,096
0.88%, 12/31/16	1,750,000		1,764,355
1.25%, 8/31/15	12,000,000	d	12,210,468
1.50%, 6/30/16	1,250,000		1,285,010

		127,321,480
Total Bonds and Notes
(cost $265,135,900)		265,123,158

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,153,539)	2,153,539 [e]	2,153,539
Total Investments (cost $267,289,439)	99.3%	267,276,697
Cash and Receivables (Net)	.7%	1,778,739
Net Assets	100.0%	269,055,436

GO--General Obligation
REMIC--Real Mortagage Investment Conduit

a	Variable rate security--interest rate subject to periodic change.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, this security was valued at $1,991,114 or .7% of net assets.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Security, or portion thereof, on loan. At November 30, 2013, the value of the fund's securities on loan was
$26,025,280 and the value of the collateral held by the fund was $26,601,425, consisting of U.S. Government & Agency securities.
e	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized depreciation on investments was $12,742 of which $734,210 related to appreciated investment securities and $746,952 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	91.0
Municipal Bonds	6.2
Commercial Mortgage-Backed	1.3
Money Market Investment	.8
99.3

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	3,546,600	-	3,546,600
Municipal Bonds	-	16,753,950	-	16,753,950
Mutual Funds	2,153,539	-	-	2,153,539
U.S. Government Agencies/Mortgage-Backed	-	117,501,128	-	117,501,128
U.S. Treasury	-	127,321,480	-	127,321,480

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2013 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)
Automobiles & Components--2.6%
American Axle & Manufacturing
Holdings	84,800	a	1,696,000
Dana Holding	167,410		3,395,075
Drew Industries	26,790		1,452,286
Tenneco	24,060	a	1,381,044
Thor Industries	13,800		746,166
Tower International	12,280	a	263,897
			8,934,468
Banks--12.4%
Associated Banc-Corp	43,860		756,146
Bancorp	31,250	a	571,875
Boston Private Financial Holdings	139,010		1,653,524
Brookline Bancorp	52,190		477,017
Cardinal Financial	23,110		409,740
CoBiz Financial	37,030		438,806
Columbia Banking System	57,100		1,582,812
CVB Financial	177,000		2,856,780
EverBank Financial	91,990		1,570,269
First Financial Holdings	48,130		3,170,323
First Horizon National	87,050		975,831
First Midwest Bancorp	42,280		776,261
First Niagara Financial Group	203,170		2,263,314
Hancock Holding	27,100		953,920
MB Financial	28,670		934,929
Nationstar Mortgage Holdings	57,190	a,b	2,266,440
Old National Bancorp	67,430		1,048,536
PrivateBancorp	44,440		1,232,321
Prosperity Bancshares	16,170		1,036,982
Provident Financial Services	32,390		633,224
Radian Group	96,570	b	1,377,088
Sandy Spring Bancorp	32,930		960,897
SVB Financial Group	44,990	a	4,554,788
Synovus Financial	438,680		1,530,993
UMB Financial	74,360		4,767,963
United Community Banks	28,680	a	526,278
Valley National Bancorp	93,780	b	951,867
Washington Trust Bancorp	5,680		208,229
Webster Financial	30,530		900,024
Western Alliance Bancorp	46,320	a	1,075,550
Wintrust Financial	22,370		1,014,703
			43,477,430
Capital Goods--7.5%
Acuity Brands	7,740		793,582
Aerovironment	29,280	a	883,378
Altra Holdings	8,780		266,736
American Woodmark	14,750	a	532,254
Apogee Enterprises	42,465		1,521,096
Armstrong World Industries	16,820	a	894,824
Astec Industries	12,960		474,336
Beacon Roofing Supply	34,290	a	1,274,902
Comfort Systems USA	26,390		540,995
Crane	14,930		930,288
DXP Enterprises	8,550	a	837,729
EMCOR Group	24,540		974,974
Foster Wheeler	29,680	a	900,194
FreightCar America	16,470		383,422
Global Power Equipment Group	14,050		274,397
Hexcel	18,610	a	817,537

L.B. Foster, Cl. A	12,700		595,249
Middleby	3,080	a	680,187
Navistar International	19,310	a,b	776,069
Primoris Services	19,590		563,408
Regal-Beloit	13,740		1,010,989
Rush Enterprises, Cl. A	42,000	a	1,227,660
Teledyne Technologies	11,830	a	1,096,996
Trex	14,030	a	1,015,632
Trinity Industries	15,510		805,124
Watts Water Technologies, Cl. A	61,160		3,676,939
WESCO International	20,130	a	1,730,777
Woodward	16,580		711,282
			26,190,956
Commercial & Professional Services--5.7%
Corporate Executive Board	13,150		968,235
Herman Miller	143,220		4,570,150
InnerWorkings	9,490	a	65,291
Interface	128,280		2,572,014
Knoll	78,910		1,400,653
Korn/Ferry International	39,530	a	915,515
McGrath RentCorp	19,460		756,799
MiX Telematics, ADR	31,047		401,438
On Assignment	31,450	a	1,070,243
Steelcase, Cl. A	311,910		5,093,490
TrueBlue	83,570	a	2,134,378
			19,948,206
Consumer Durables & Apparel--4.6%
Arctic Cat	19,980		1,124,275
Brookfield Residential Properties	5,020	a	108,482
Brunswick	22,890		1,046,073
Cavco Industries	5,050	a	340,724
Deckers Outdoor	20,620	a	1,704,037
Ethan Allen Interiors	25,420	b	785,478
Jones Group	202,400		2,841,696
M/I Homes	30,820	a	677,115
Oxford Industries	18,790		1,413,008
Skechers USA, Cl. A	22,890	a	769,562
Standard Pacific	107,660	a	880,659
Steven Madden	26,785	a	1,043,544
Tumi Holdings	44,840	a	1,076,160
Vera Bradley	25,150	a,b	631,768
Wolverine World Wide	49,980		1,644,842
			16,087,423
Consumer Services--2.1%
Apollo Education Group, Cl. A	81,700	a	2,147,893
Bally Technologies	8,090	a	603,271
Cheesecake Factory	48,280		2,353,650
LifeLock	59,320	a	1,021,490
Orient-Express Hotels, Cl. A	51,000	a	751,230
Papa John's International	7,300		619,587
			7,497,121
Diversified Financials--2.1%
E*TRADE Financial	123,860	a	2,219,571
Greenhill & Co.	33,820		1,850,292
HFF, Cl. A	12,940		331,523
Nelnet, Cl. A	35,990		1,619,550
Piper Jaffray	20,270	a	770,665
Portfolio Recovery Associates	11,376	a	664,358
			7,455,959
Energy--5.1%
Bill Barrett	55,820	a,b	1,501,000
Diamondback Energy	11,290	a	561,565
Dril-Quip	6,980	a	757,749
Energy XXI	15,290	b	415,276
Forum Energy Technologies	33,780	a	912,398

Geospace Technologies	23,210	a	2,025,537
Gulf Island Fabrication	15,000		396,900
Helix Energy Solutions Group	53,990	a	1,199,118
Key Energy Services	99,840	a	782,746
Magnum Hunter Resources	212,970	a,b	1,541,903
McDermott International	50,440	a	411,086
Navigator Holdings	26,315	a	555,247
PDC Energy	32,630	a	1,922,233
Superior Energy Services	61,640	a	1,570,587
Synergy Resources	134,050	a	1,265,432
Tesco	59,260	a	1,059,569
Western Refining	20,860	b	815,000
			17,693,346
Exchange-Traded Funds--1.0%
iShares Russell 2000 ETF	9,620		1,091,966
iShares Russell 2000 Growth ETF	11,640	b	1,550,797
iShares Russell 2000 Value ETF	7,250	b	711,588
			3,354,351
Food & Staples Retailing--.9%
Casey's General Stores	13,680		1,018,066
Chefs' Warehouse	24,810	a	636,625
United Natural Foods	20,560	a	1,415,556
			3,070,247
Food, Beverage & Tobacco--1.3%
Boulder Brands	72,530	a	1,110,434
Dean Foods	46,005	a	827,170
Fresh Del Monte Produce	2,530		70,865
TreeHouse Foods	14,490	a	1,016,474
WhiteWave Foods, Cl. A	76,690	a	1,631,196
			4,656,139
Health Care Equipment & Services--7.0%
Acadia Healthcare	13,777	a	636,497
Air Methods	20,100		1,124,796
Allscripts Healthcare Solutions	79,130	a	1,182,202
AmSurg	16,930	a	818,058
athenahealth	7,800	a,b	1,023,126
Catamaran	14,601	a	666,244
Centene	12,200	a	728,706
Computer Programs & Systems	11,510		708,095
Ensign Group	12,340		557,398
Globus Medical, Cl. A	86,810	a	1,671,961
Hanger	117,110	a	4,548,552
HealthSouth	28,670		1,026,099
HeartWare International	12,040	a	1,160,656
ICU Medical	7,540	a	495,265
Insulet	20,000	a	740,400
LDR Holding	36,859		811,635
LifePoint Hospitals	32,260	a	1,652,680
Natus Medical	36,700	a	845,201
Omnicell	29,550	a	716,587
Spectranetics	96,330	a	2,240,636
Tandem Diabetes Care	23,330		513,493
VCA Antech	25,610	a	767,019
			24,635,306
Household & Personal Products--.3%
Inter Parfums	29,040		1,057,056
Insurance--.5%
Protective Life	21,420		1,027,732
RLI	6,550		660,829
			1,688,561
Materials--4.8%
Allied Nevada Gold	552,740	a,b	1,835,097
AMCOL International	42,650		1,328,974
Carpenter Technology	13,890		837,428
Chemtura	129,830	a	3,427,512

Constellium, Cl. A	62,880		1,359,466
Cytec Industries	10,560		944,909
Flotek Industries	46,230	a	968,056
Haynes International	9,820		532,440
Innophos Holdings	14,140		678,437
KapStone Paper and Packaging	18,730		997,934
Louisiana-Pacific	46,780	a	767,192
OMNOVA Solutions	223,570	a	1,958,473
Scotts Miracle-Gro, Cl. A	17,120		1,002,890
			16,638,808
Media--1.4%
E.W. Scripps, Cl. A	43,060	a	872,826
IMAX	36,040	a,b	1,111,113
Lions Gate Entertainment	28,410	a	898,892
New York Times, Cl. A	148,220		2,069,151
			4,951,982
Pharmaceuticals, Biotech & Life Sciences--6.8%
Alkermes	26,510	a	1,070,474
ARIAD Pharmaceuticals	428,050	a,b	2,076,043
Cepheid	25,430	a	1,155,031
Cubist Pharmaceuticals	11,940	a	818,009
Emergent BioSolutions	185,080	a	4,155,046
Jazz Pharmaceuticals	6,740	a	788,041
Kythera Biopharmaceuticals	24,960	a	972,941
Nektar Therapeutics	103,210	a	1,296,318
NPS Pharmaceuticals	43,630	a	1,152,268
Pacira Pharmaceuticals	29,050	a	1,603,269
Questcor Pharmaceuticals	59,770	b	3,467,258
Salix Pharmaceuticals	46,900	a	3,977,589
WuXi PharmaTech, ADR	40,930	a	1,356,011
			23,888,298
Real Estate--1.9%
Acadia Realty Trust	24,550	c	637,564
American Residential Properties	92,330	a,c	1,621,315
Corporate Office Properties Trust	30,390	c	675,570
EastGroup Properties	11,320	c	685,879
First Potomac Realty Trust	17,400	c	208,800
Getty Realty	30,259	c	557,673
National Health Investors	12,450	c	732,932
Pebblebrook Hotel Trust	35,080	c	1,063,976
Urstadt Biddle Properties, Cl. A	18,670	c	355,850
			6,539,559
Retailing--5.6%
Abercrombie & Fitch, Cl. A	9,810		336,287
Children's Place Retail Stores	16,904	a	929,720
Express	32,340	a	795,887
Guess?	32,650		1,118,589
Hibbett Sports	16,390	a,b	1,058,302
HomeAway	35,360	a	1,290,640
JOS. A. Bank Clothiers	11,020	a	626,156
Lumber Liquidators Holdings	6,150	a,b	619,244
Office Depot	1,040,125	a	5,658,277
PEP Boys-Manny Moe & Jack	64,064	a	877,677
Rent-A-Center	23,030		784,402
Select Comfort	50,310	a	1,062,044
Tractor Supply	7,140		522,719
Vitamin Shoppe	34,330	a	1,863,089
Williams-Sonoma	24,390		1,441,937
Zumiez	19,580	a	543,737
			19,528,707
Semiconductors & Semiconductor Equipment--4.4%
Advanced Energy Industries	24,630	a	586,687
Applied Micro Circuits	292,150	a	3,666,483
ATMI	50,810	a	1,554,786
GT Advanced Technologies	67,880	a,b	665,903

Lattice Semiconductor	351,830	a	1,959,693
Microsemi	92,280	a	2,254,400
MKS Instruments	26,050		775,509
Photronics	96,780	a	836,179
Power Integrations	13,370		714,760
Semtech	26,590	a	790,255
Teradyne	58,750	a	1,000,512
Veeco Instruments	14,970	a	482,333
			15,287,500
Software & Services--9.5%
Allot Communications	69,770	a,b	909,801
Brightcove	91,190	a	1,297,634
BroadSoft	35,390	a	940,312
Cardtronics	34,190	a	1,456,152
CommVault Systems	13,100	a	980,535
CoreLogic	96,900	a	3,413,787
CSG Systems International	122,310		3,531,090
DealerTrack Technologies	91,610	a	3,829,298
E2open	24,540	a,b	546,751
FleetMatics Group	15,370	a	594,819
Gigamon	15,880		463,855
Heartland Payment Systems	87,910	b	3,948,038
Imperva	18,610	a	837,078
Infoblox	33,960	a	1,079,249
MAXIMUS	32,120		1,461,460
Monotype Imaging Holdings	24,460		761,929
NetScout Systems	28,720	a	873,950
Proofpoint	32,450	a	989,725
QLIK Technologies	26,970	a	676,408
Qualys	32,650	a	807,108
Shutterstock	10,630	a	786,407
Verint Systems	25,160	a	954,067
WEX	22,630	a	2,246,254
			33,385,707
Technology Hardware & Equipment--7.4%
Arrow Electronics	49,740	a	2,553,652
Belden	22,290		1,560,746
Brocade Communications Systems	90,390	a	794,528
Ciena	184,040	a	4,087,528
Cognex	6,390		210,551
Coherent	15,130		1,044,575
FARO Technologies	13,600	a	741,744
FEI	7,410		674,681
InvenSense	43,680	a,b	755,227
Ixia	44,940	a	583,771
JDS Uniphase	193,910	a	2,354,067
Littelfuse	15,570		1,353,812
Measurement Specialties	10,850	a	600,439
Plexus	18,670	a	753,708
RADWARE	52,170	a	886,890
ScanSource	54,840	a	2,302,732
Sonus Networks	194,740	a	566,693
Vishay Intertechnology	317,270	a	4,102,301
			25,927,645
Transportation--2.4%
Con-way	38,370		1,588,134
Landstar System	91,320		5,125,792
Spirit Airlines	19,060	a	874,282
Werner Enterprises	31,999		770,216
			8,358,424
Utilities--1.3%
Chesapeake Utilities	1,470		85,525
El Paso Electric	20,840		750,865
Hawaiian Electric Industries	37,190	b	941,279
Laclede Group	3,480		160,463

NorthWestern	14,770	649,585
Portland General Electric	33,430	996,548
WGL Holdings	22,590	900,211
		4,484,476
Total Common Stocks
(cost $275,431,724)		344,737,675

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,677,440)	5,677,440 [d]	5,677,440
Investment of Cash Collateral for
Securities Loaned--7.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $24,983,972)	24,983,972 [d]	24,983,972
Total Investments (cost $306,093,136)	107.3%	375,399,087
Liabilities, Less Cash and Receivables	(7.3%)	(25,618,459)
Net Assets	100.0%	349,780,628

ADR - American Depository Receipts
ETF -- Exchange Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2013, the value of the fund's securities on loan was $24,467,150 and the value of the collateral held by the fund was $24,983,972.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $69,305,951 of which $73,226,846 related to appreciated investment securities and $3,920,895 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	12.4
Software & Services	9.5
Money Market Investments	8.7
Capital Goods	7.5
Technology Hardware & Equipment	7.4
Health Care Equipment & Services	7.0
Pharmaceuticals, Biotech & Life Sciences	6.8
Commercial & Professional Services	5.7
Retailing	5.6
Energy	5.1
Materials	4.8
Consumer Durables & Apparel	4.6
Semiconductors & Semiconductor Equipment	4.4
Automobiles & Components	2.6
Transportation	2.4
Consumer Services	2.1
Diversified Financials	2.1
Real Estate	1.9
Media	1.4
Food, Beverage & Tobacco	1.3
Utilities	1.3
Exchange-Traded Funds	1.0
Food & Staples Retailing	.9
Insurance	.5
Household & Personal Products	.3
107.3

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	333,348,827	-	-	333,348,827
Equity Securities - Foreign Common Stocks+	8,034,497	-	-	8,034,497
Exchange-Traded Funds	3,354,351	-	-	3,354,351
Mutual Funds	30,661,412	-	-	30,661,412

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Fund
November 30, 2013 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--6.9%
Dana Holding	401,330		8,138,972
Delphi Automotive	63,810		3,736,075
Lear	159,620		13,234,094
Stoneridge	148,700	a	1,919,717
Thor Industries	46,670		2,523,447
Tower International	101,100	a	2,172,639
TRW Automotive Holdings	30,610	a	2,375,336
			34,100,280
Banks--5.7%
City National	25,720		1,963,979
East West Bancorp	65,070		2,230,600
First Interstate BancSystem	87,680		2,455,040
Flagstar Bancorp	131,790	a	2,418,346
Home Loan Servicing Solutions	85,000		1,977,950
MB Financial	107,920		3,519,271
OFG Bancorp	107,640		1,851,408
SVB Financial Group	92,290	a	9,343,440
United Community Banks	126,220	a	2,316,137
			28,076,171
Capital Goods--9.1%
AAR	198,200		6,187,804
American Railcar Industries	54,060	b	2,346,204
Briggs & Stratton	197,790	b	3,999,314
Coleman Cable	99,870		2,451,809
Crane	87,310		5,440,286
EMCOR Group	142,760		5,671,855
Hyster-Yale Materials Handling	29,930		2,494,965
Oshkosh	38,860		1,894,425
Regal-Beloit	15,300		1,125,774
Snap-on	13,890		1,474,424
Trinity Industries	180,630		9,376,503
URS	47,180		2,451,945
			44,915,308
Commercial & Professional Services--2.5%
Herman Miller	114,170		3,643,165
Quad/Graphics	71,120		1,852,676
R.R. Donnelley & Sons	118,640	b	2,194,840
Robert Half International	58,850		2,273,376
The Brink's Company	65,710		2,203,256
			12,167,313
Consumer Durables & Apparel--1.5%
Brunswick	114,350		5,225,795
Deckers Outdoor	23,850	a	1,970,964
			7,196,759
Consumer Services--2.8%
Apollo Education Group, Cl. A	75,160	a	1,975,956
Cheesecake Factory	46,260		2,255,175
Red Robin Gourmet Burgers	31,720	a	2,528,401
Sonic	344,060	a	6,808,947
			13,568,479
Diversified Financials--2.2%
E*TRADE Financial	180,400	a	3,232,768
NASDAQ OMX Group	135,440		5,321,438
Portfolio Recovery Associates	35,640	a	2,081,376
			10,635,582
Energy--4.3%
Dril-Quip	37,980	a	4,123,109
Green Plains Renewable Energy	204,240		3,529,267
MRC Global	120,970	a	3,700,472
Oceaneering International	27,780		2,144,338
Renewable Energy Group	358,100	a	4,071,597
Stone Energy	72,370	a	2,394,000
Whiting Petroleum	17,710	a	1,069,684

			21,032,467
Exchange-Traded Funds--3.0%
iShares Russell 2000 ETF	127,720	b	14,497,497
Food & Staples Retailing--1.0%
Casey's General Stores	68,450		5,094,049
Health Care Equipment & Services--10.0%
Bio-Reference Labs	73,940	a,b	2,159,048
CareFusion	48,010	a	1,913,198
Centene	34,430	a	2,056,504
Cigna	54,250		4,744,163
Greatbatch	54,710	a	2,222,867
HealthSouth	181,160		6,483,716
Hill-Rom Holdings	50,100		2,074,641
MEDNAX	37,560	a	4,161,648
Omnicare	183,230		10,495,414
PhotoMedex	20,087	a,b	244,660
Universal Health Services, Cl. B	105,390		8,687,298
VCA Antech	129,610	a	3,881,820
			49,124,977
Household & Personal Products--1.7%
USANA Health Sciences	114,030	a,b	8,336,733
Insurance--8.0%
American Equity Investment Life
Holding	441,340		10,464,171
Assurant	69,480		4,512,031
Horace Mann Educators	72,090		2,214,605
Maiden Holdings	200,420		2,537,317
Old Republic International	312,990		5,383,428
Protective Life	199,400		9,567,212
Stewart Information Services	150,820		4,805,125
			39,483,889
Materials--6.8%
Graphic Packaging Holding	310,820	a	2,791,164
KapStone Paper and Packaging	61,710		3,287,909
Louisiana-Pacific	158,060	a	2,592,184
OM Group	60,660	a	1,998,140
Owens-Illinois	142,050	a	4,687,650
Packaging Corporation of America	173,580		10,633,511
Rock-Tenn, Cl. A	59,970		5,662,367
Sherwin-Williams	9,310		1,704,009
			33,356,934
Pharmaceuticals, Biotech & Life Sciences--2.9%
Alkermes	37,140	a	1,499,713
Charles River Laboratories
International	81,060	a	4,228,900
Jazz Pharmaceuticals	26,600	a	3,110,072
PDL BioPharma	360,810	b	3,525,114
Questcor Pharmaceuticals	32,980	b	1,913,170
			14,276,969
Real Estate--5.3%
Ashford Hospitality Trust	229,760	c	1,886,330
Coresite Realty	116,510	b,c	3,770,264
Corrections Corporation of America	106,890	c	3,564,781
Geo Group	89,120		2,923,136
Jones Lang LaSalle	37,990		3,712,383
Mid-America Apartment Communities	33,380	c	2,010,811
Pennsylvania Real Estate
Investment Trust	91,880	c	1,652,921
Potlatch	165,260	c	6,585,611
			26,106,237
Retailing--2.4%
Brown Shoe Company	89,130		2,293,315
hhgregg	211,240	a	3,147,476
Orbitz Worldwide	211,400	a	1,462,888
Williams-Sonoma	79,010		4,671,071
			11,574,750
Semiconductors & Semiconductor Equipment--4.3%
Advanced Energy Industries	182,460	a	4,346,197
Cirrus Logic	310,670	a,b	6,269,321
LSI	494,130		3,987,629

Teradyne	372,780	a	6,348,443
			20,951,590
Software & Services--4.3%
AVG Technologies	261,800	a	4,523,904
CoreLogic	254,560	a	8,968,149
CSG Systems International	74,460		2,149,660
Synopsys	98,620	a	3,612,451
TiVo	144,260	a	1,850,856
			21,105,020
Technology Hardware & Equipment--6.0%
Benchmark Electronics	195,350	a	4,489,143
Brocade Communications Systems	270,230	a	2,375,322
Harmonic	367,880	a	2,832,676
Plexus	105,920	a	4,275,990
SanDisk	88,480		6,029,912
Vishay Intertechnology	744,110	a	9,621,342
			29,624,385
Telecommunication Services--1.1%
Inteliquent	452,250		5,241,578
Transportation--3.5%
Alaska Air Group	111,320		8,654,017
Republic Airways Holdings	488,580	a	5,501,411
Spirit Airlines	71,330	a	3,271,907
			17,427,335
Utilities--4.5%
Great Plains Energy	181,530		4,309,522
Pinnacle West Capital	36,700		1,958,312
Portland General Electric	139,860		4,169,227
UGI	234,960		9,459,490
UNS Energy	42,960		2,056,925
			21,953,476
Total Common Stocks
(cost $401,220,740)			489,847,778

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $75,155)	75,155	[d]	75,155
Investment of Cash Collateral for
Securities Loaned--4.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,797,797)	20,797,797	[d]	20,797,797
Total Investments (cost $422,093,692)	104.0%		510,720,730
Liabilities, Less Cash and Receivables	(4.0%)		(19,466,056)
Net Assets	100.0%		491,254,674

ETF -- Exchange Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2013, the value of the fund's securities on loan was $18,096,805 and the value of the collateral held by the fund was $20,797,797.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $88,627,038 of which $93,900,511 related to appreciated investment securities and $5,273,473 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Health Care Equipment & Services	10.0
Capital Goods	9.1
Insurance	8.0
Automobiles & Components	6.9
Materials	6.8
Technology Hardware & Equipment	6.0
Banks	5.7
Real Estate	5.3
Utilities	4.5

Energy	4.3
Semiconductors & Semiconductor Equipment	4.3
Software & Services	4.3
Money Market Investments	4.2
Transportation	3.5
Exchange-Traded Funds	3.0
Pharmaceuticals, Biotech & Life Sciences	2.9
Consumer Services	2.8
Commercial & Professional Services	2.5
Retailing	2.4
Diversified Financials	2.2
Household & Personal Products	1.7
Consumer Durables & Apparel	1.5
Telecommunication Services	1.1
Food & Staples Retailing	1.0
104.0

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	470,826,377	-	-	470,826,377
Equity Securities - Foreign Common Stocks+	4,523,904	-	-	4,523,904
Exchange-Traded Funds	14,497,497	-	-	14,497,497
Mutual Funds	20,872,952	-	-	20,872,952

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2013 (Unaudited)

Common Stocks--63.5%	Shares		Value ($)
Automobiles & Components--1.4%
BorgWarner	3,700		396,529
Delphi Automotive	2,410		141,106
Ford Motor	57,433		980,956
General Motors	12,120	a	469,408
Harley-Davidson	51,624		3,459,840
Johnson Controls	78,419		3,960,944
			9,408,783
Banks--2.0%
Bank of America	162,264		2,567,016
BB&T	11,947		415,039
Fifth Third Bancorp	32,594		662,310
M&T Bank	1,690		194,958
People's United Financial	28,440		430,582
PNC Financial Services Group	12,496		961,567
SunTrust Banks	8,290		300,347
U.S. Bancorp	24,902		976,656
Wells Fargo & Co.	163,742		7,207,923
			13,716,398
Capital Goods--6.5%
3M	8,824		1,178,092
Boeing	28,801		3,866,534
Caterpillar	39,005		3,299,823
Cummins	2,516		333,018
Danaher	6,752		505,050
Deere & Co.	3,241		273,022
Donaldson	45,980		1,918,745
Dover	34,989		3,174,902
Eaton	61,711		4,483,921
Emerson Electric	42,090		2,819,609
Fastenal	4,680		217,760
Flowserve	42,780		3,053,636
Fluor	4,177		325,012
General Dynamics	2,581		236,574
General Electric	186,800		4,980,088
Honeywell International	16,576		1,467,142
Illinois Tool Works	3,760		299,221
Ingersoll-Rand	8,990		642,066
Lockheed Martin	2,560		362,675
MSC Industrial Direct, Cl. A	17,587		1,351,561
Northrop Grumman	1,426		160,682
PACCAR	5,737		328,787
Parker Hannifin	2,192		258,305
Pentair	4,476		316,543
Precision Castparts	12,267		3,170,406
Raytheon	7,020		622,534
Rockwell Collins	24,360		1,771,703
Stanley Black & Decker	3,083		250,925
United Technologies	16,786		1,860,896

W.W. Grainger	5,320		1,372,134
Xylem	5,298		183,099
			45,084,465
Commercial & Professional Services--.2%
ADT	8,037		325,981
Robert Half International	9,720		375,484
Tyco International	10,284		392,232
Waste Management	9,454		431,859
			1,525,556
Consumer Durables & Apparel--1.0%
Coach	26,931		1,559,305
D.R. Horton	5,940		118,087
Lennar, Cl. A	10,140		362,606
Mattel	9,098		420,964
NIKE, Cl. B	43,844		3,469,814
PulteGroup	8,000		150,080
PVH	2,350		314,712
VF	1,310		307,300
			6,702,868
Consumer Services--1.6%
Carnival	4,708		170,006
Chipotle Mexican Grill	620	a	324,793
Las Vegas Sands	38,140		2,733,875
McDonald's	32,856		3,199,189
Panera Bread, Cl. A	4,408	a	779,731
Starbucks	34,864		2,840,021
Starwood Hotels & Resorts
Worldwide	3,700	b	275,576
Wyndham Worldwide	7,070		506,990
Yum! Brands	7,787		604,894
			11,435,075
Diversified Financials--3.8%
American Express	13,169		1,129,900
Ameriprise Financial	6,272		678,944
Berkshire Hathaway, Cl. B	28,472	a	3,317,842
BlackRock	1,630		493,483
Capital One Financial	13,793		987,993
Charles Schwab	18,001		440,664
Citigroup	45,960		2,432,203
CME Group	7,435		609,298
Discover Financial Services	10,057		536,038
Franklin Resources	5,450		301,876
Goldman Sachs Group	6,324		1,068,377
H&R Block	6,930		193,278
IntercontinentalExchange Group	17,099		3,647,046
Invesco	100,850		3,514,622
JPMorgan Chase & Co.	66,584		3,809,936
Legg Mason	12,050		471,276
McGraw-Hill Financial	8,258		615,221
Moody's	4,730		353,000
Morgan Stanley	23,810		745,253
State Street	11,571		840,170
T. Rowe Price Group	5,201		418,472
			26,604,892
Energy--6.6%

Anadarko Petroleum	7,011		622,717
Apache	20,284		1,855,783
Baker Hughes	8,500		484,160
Cabot Oil & Gas	8,660		298,337
Cameron International	186	a	10,303
Chevron	35,354		4,328,744
ConocoPhillips	17,236		1,254,781
Devon Energy	8,310		503,752
EOG Resources	18,811		3,103,815
EQT	4,330		368,526
Exxon Mobil	71,184		6,654,280
FMC Technologies	3,530	a	169,793
Halliburton	63,428		3,341,387
Hess	5,510		447,026
Kinder Morgan	1,122		39,876
Marathon Oil	77,477		2,792,271
Marathon Petroleum	4,888		404,433
National Oilwell Varco	41,880		3,413,220
Noble	5,210		198,605
Noble Energy	5,786		406,409
Occidental Petroleum	30,694		2,914,702
Phillips 66	10,153		706,750
Pioneer Natural Resources	2,210		392,828
Range Resources	2,180		169,277
Schlumberger	43,477		3,844,236
Southwestern Energy	74,670	a	2,886,742
Spectra Energy	14,187		475,974
Tesoro	2,130		124,882
Valero Energy	65,088		2,975,823
Williams	14,759		519,812
			45,709,244
Food & Staples Retailing--1.2%
Costco Wholesale	9,673		1,213,284
CVS Caremark	16,450		1,101,492
Kroger	8,816		368,068
Sysco	10,810		363,540
Wal-Mart Stores	52,609		4,261,855
Walgreen	11,857		701,934
Whole Foods Market	4,820		272,812
			8,282,985
Food, Beverage & Tobacco--3.0%
Altria Group	27,109		1,002,491
Archer-Daniels-Midland	11,330		456,033
Beam	5,449		367,971
Coca-Cola	98,750		3,968,763
ConAgra Foods	2,770		91,382
Constellation Brands, Cl. A	5,020	a	353,458
General Mills	7,010		353,514
Hershey	2,711		262,669
Kellogg	3,060		185,558
Kraft Foods Group	9,071		481,852
Lorillard	7,270		373,169
McCormick & Co.	4,672		322,368
Mead Johnson Nutrition	3,487		294,686
Molson Coors Brewing, Cl. B	7,390		389,231

Mondelez International, Cl. A	38,855		1,302,808
Monster Beverage	2,300	a	136,114
PepsiCo	62,451		5,274,611
Philip Morris International	52,164		4,462,109
Reynolds American	8,200		413,690
Tyson Foods, Cl. A	9,190		291,231
			20,783,708
Health Care Equipment & Services--3.1%
Abbott Laboratories	20,303		775,372
Aetna	3,693		254,558
AmerisourceBergen	5,266		371,411
Baxter International	5,535		378,871
Becton Dickinson & Co.	3,380		367,034
Boston Scientific	33,839	a	391,856
C.R. Bard	17,999		2,499,701
Cardinal Health	6,860		443,156
Cerner	5,290	a	304,016
Cigna	2,998		262,175
Covidien	12,198		832,635
Express Scripts Holding	17,978	a	1,210,818
Humana	3,131		325,593
Intuitive Surgical	2,850	a	1,074,165
Laboratory Corp. of America
Holdings	4,771	a	485,926
McKesson	2,889		479,256
Medtronic	12,936		741,492
Meridian Bioscience	55,817		1,371,982
ResMed	49,807		2,431,080
St. Jude Medical	7,796		455,442
Stryker	32,211		2,397,143
UnitedHealth Group	15,782		1,175,443
Varian Medical Systems	23,909	a	1,866,097
WellPoint	4,194		389,539
			21,284,761
Household & Personal Products--1.6%
Avon Products	12,220		217,883
Clorox	4,340		404,358
Colgate-Palmolive	42,908		2,823,775
Estee Lauder, Cl. A	3,650		273,604
Kimberly-Clark	4,350		474,846
Procter & Gamble	83,566		7,037,929
			11,232,395
Insurance--1.8%
ACE	6,449		662,828
Aflac	5,760		382,291
Allstate	7,240		392,915
American International Group	20,410		1,015,398
Aon	9,111		743,822
Chubb	4,211		406,151
Cincinnati Financial	10,230		536,154
Hartford Financial Services Group	13,640		485,993
Lincoln National	8,676		445,339
Loews	7,177		339,831
Marsh & McLennan	8,816		418,319
MetLife	98,592		5,145,516

Prudential Financial	7,286		646,705
Travelers	9,631		873,917
			12,495,179
Materials--2.7%
Air Products & Chemicals	5,403		588,008
Celanese, Ser. A	42,468		2,383,729
Dow Chemical	19,276		752,921
E.I. du Pont de Nemours & Co.	12,941		794,319
Ecolab	4,240		454,401
FMC	24,200		1,763,212
Freeport-McMoRan Copper & Gold	18,638		646,552
International Paper	7,644		356,593
LyondellBasell Industries, Cl. A	7,190		554,924
Monsanto	27,901		3,162,020
Mosaic	6,960		333,384
Newmont Mining	860		21,354
Nucor	11,860		605,572
Owens-Illinois	12,780	a	421,740
PPG Industries	3,428		630,958
Praxair	19,277		2,433,914
Sherwin-Williams	1,290		236,109
Sigma-Aldrich	25,196		2,172,903
United States Steel	13,450		360,595
Vulcan Materials	7,069		398,480
			19,071,688
Media--1.4%
CBS, Cl. B	8,319		487,161
Comcast, Cl. A	50,886		2,537,685
DIRECTV	7,322	a	484,057
Discovery Communications, Cl. A	6,240	a	544,565
News Corp., Cl. A	20,926	a	375,831
Omnicom Group	5,700		407,265
Time Warner	12,042		791,280
Time Warner Cable	4,463		616,876
Twenty-First Century Fox, Cl. A	27,396		917,492
Viacom, Cl. B	6,228		499,299
Walt Disney	33,778		2,382,700
			10,044,211
Pharmaceuticals, Biotech & Life Sciences--5.7%
AbbVie	22,743		1,101,898
Actavis	4,090	a	666,956
Agilent Technologies	7,020		376,061
Alexion Pharmaceuticals	3,310	a	412,095
Allergan	4,369		424,011
Amgen	31,590		3,603,787
Biogen Idec	3,172	a	922,957
Bristol-Myers Squibb	99,312		5,102,651
Celgene	21,583	a	3,491,482
Eli Lilly & Co.	11,416		573,312
Gilead Sciences	30,428	a	2,276,319
Johnson & Johnson	65,971		6,244,815
Life Technologies	4,430	a	335,351
Merck & Co.	43,481		2,166,658
Perrigo	3,470		540,938
Pfizer	123,383		3,914,943

Regeneron Pharmaceuticals	1,180	a	346,755
Shire, ADR	24,043		3,265,280
Teva Pharmaceutical Industries,
ADR	68,690		2,799,804
Thermo Fisher Scientific	5,530		557,701
Vertex Pharmaceuticals	3,710	a	257,548
Zoetis	19,080		594,342
			39,975,664
Real Estate--.7%
American Tower	4,815	b	374,463
Apartment Investment & Management,
Cl. A	16,360	b	410,800
AvalonBay Communities	199	b	23,593
Boston Properties	4,550	b	452,680
CBRE Group, Cl. A	13,970	a	338,633
Equity Residential	4,257	b	219,406
HCP	4,640	b	170,613
Health Care	10,080	b	564,379
Host Hotels & Resorts	22,493	b	414,096
Macerich	2,780	b	158,293
Prologis	12,700	b	481,711
Public Storage	1,230	b	187,821
Simon Property Group	3,532	b	529,270
Ventas	5,120	b	290,970
Weyerhaeuser	10,740	b	323,596
			4,940,324
Retailing--3.4%
Amazon.com	7,112	a	2,799,425
Bed Bath & Beyond	3,618	a	282,313
Best Buy	5,740		232,757
Dollar General	4,900	a	279,006
Dollar Tree	6,060	a	337,239
eBay	16,572	a	837,217
Family Dollar Stores	29,783		2,077,960
Genuine Parts	3,594		297,727
Home Depot	28,324		2,284,897
L Brands	5,659		367,778
Lowe's	85,042		4,037,794
Macy's	7,099		378,093
Netflix	1,010	a	369,458
O'Reilly Automotive	1,734	a	216,681
priceline.com	638	a	760,707
Ross Stores	3,094		236,567
Staples	16,050		249,257
Target	8,120		519,112
The TJX Companies	70,032		4,403,612
Tractor Supply	13,736		1,005,613
Urban Outfitters	38,300	a	1,494,466
			23,467,679
Semiconductors & Semiconductor Equipment--1.1%
Altera	4,568		147,318
Analog Devices	6,903		332,863
Applied Materials	19,710		340,983
Avago Technologies	45,950		2,055,344
Broadcom, Cl. A	1,320		35,231

Intel	96,642		2,303,945
Lam Research	6,610	a	344,447
Micron Technology	17,020	a	359,122
NVIDIA	27,820		433,992
Texas Instruments	13,759		591,637
Xilinx	9,224		409,822
			7,354,704
Software & Services--7.4%
Accenture, Cl. A	12,900		999,363
Adobe Systems	98,562	a	5,596,350
Akamai Technologies	3,770	a	168,594
Autodesk	8,350	a	377,838
Automatic Data Processing	33,747		2,700,435
Cognizant Technology Solutions,
Cl. A	4,101	a	385,043
Electronic Arts	6,060	a	134,411
Fiserv	2,696	a	296,263
Google, Cl. A	10,751	a	11,391,652
International Business Machines	15,897		2,856,373
Intuit	3,007		223,210
MasterCard, Cl. A	6,611		5,029,715
Microsoft	164,303		6,264,873
Oracle	108,675		3,835,141
Paychex	50,304		2,199,794
salesforce.com	69,898	a	3,640,987
Visa, Cl. A	7,400		1,505,604
Western Union	19,672		327,932
Yahoo!	97,702	a	3,613,020
			51,546,598
Technology Hardware & Equipment--3.9%
Amphenol, Cl. A	30,247		2,570,995
Apple	22,729		12,638,915
Cisco Systems	173,972		3,696,905
Corning	26,310		449,375
EMC	23,997		572,328
Hewlett-Packard	23,338		638,294
Motorola Solutions	4,578		301,599
NetApp	4,170		172,013
QUALCOMM	50,846		3,741,249
SanDisk	3,710		252,837
Seagate Technology	6,510		319,250
Teradata	32,392	a	1,478,371
Western Digital	3,330		249,883
Xerox	30,800		350,504
			27,432,518
Telecommunication Services--1.0%
AT&T	83,050		2,924,191
CenturyLink	3,660		112,362
Crown Castle International	4,400		326,612
Frontier Communications	40,660		190,289
TE Connectivity	5,820		306,830
Verizon Communications	52,540		2,607,035
Windstream Holdings	55,290		446,190
			6,913,509
Transportation--1.2%

C.H. Robinson Worldwide	27,905		1,636,070
CSX	15,828		431,630
Delta Air Lines	8,140		235,897
Expeditors International of
Washington	49,376		2,144,893
FedEx	3,008		417,210
Norfolk Southern	4,842		424,595
Southwest Airlines	24,160		449,134
Union Pacific	9,613		1,557,691
United Parcel Service, Cl. B	9,473		969,846
			8,266,966
Utilities--1.2%
AGL Resources	10,320		480,293
American Electric Power	9,970		469,188
CenterPoint Energy	18,110		424,317
CMS Energy	15,856		420,818
Consolidated Edison	390		21,532
Dominion Resources	5,693		369,533
DTE Energy	2,070		138,152
Duke Energy	8,541		597,528
Edison International	9,440		436,222
Exelon	6,370		171,417
FirstEnergy	10,900		355,667
NextEra Energy	7,000		592,130
NiSource	11,300		357,306
NRG Energy	15,630		413,570
Pepco Holdings	20,490		390,949
PG&E	1,190		48,040
Pinnacle West Capital	8,695		463,965
PPL	9,950		305,565
Public Service Enterprise Group	2,810		91,859
SCANA	5,860		276,416
Sempra Energy	6,870		607,583
Southern	9,363		380,419
TECO Energy	26,130		445,255
			8,257,724
Total Common Stocks
(cost $347,124,642)			441,537,894

Other Investment--36.4%
Registered Investment Companies;
BNY Mellon Income Stock Fund, Cl.
M	9,023,110	c	83,102,846
Dreyfus Institutional Preferred
Plus Money Market Fund	2,725,045	d	2,725,045
Dreyfus Research Growth Fund, Cl.
I	6,188,562	c	83,731,245
Dreyfus Strategic Value Fund, Cl.
I	2,011,544	c	83,559,537
Total Other Investment
(cost $227,917,867)			253,118,673
Total Investments (cost $575,042,509)	99.9%		694,656,567
Cash and Receivables (Net)	.1%		587,140
Net Assets	100.0%		695,243,707

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $119,614,058 of which $120,938,579 related to appreciated investment securities and $1,324,521 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	36.0
Software & Services	7.4
Energy	6.6
Capital Goods	6.5
Pharmaceuticals, Biotech & Life Sciences	5.7
Technology Hardware & Equipment	3.9
Diversified Financials	3.8
Retailing	3.4
Health Care Equipment & Services	3.1
Food, Beverage & Tobacco	3.0
Materials	2.7
Banks	2.0
Insurance	1.8
Consumer Services	1.6
Household & Personal Products	1.6
Automobiles & Components	1.4
Media	1.4
Food & Staples Retailing	1.2
Transportation	1.2
Utilities	1.2
Semiconductors & Semiconductor Equipment	1.1
Consumer Durables & Apparel	1.0
Telecommunication Services	1.0
Real Estate	.7
Money Market Investment	.4
Commercial & Professional Services	.2
99.9

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	433,417,466	-	-	433,417,466
Equity Securities - Foreign Common Stocks+	8,120,428	-	-	8,120,428
Mutual Funds	253,118,673	-	-	253,118,673

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ David K. Mossman
David K. Mossman President
Date:	1/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David K. Mossman
David K. Mossman President
Date:	1/22/2014

By: /s/ James Windels
James Windels Treasurer
Date:	1/22/2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)